UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

EXPLANATORY NOTE

The filing was amended to update the iXBRL Taxonomy for the Genesis Portfolios.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Praxis Impact Bond Fund

Class A (MIIAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.91%

Fund Statistics

  Net Assets$1,056,117,947
  Number of Portfolio Holdings527
  Advisory Fee $1,745,804
  Portfolio Turnover4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	27.7%
Corporate Notes	0.9%
Foreign Governments	4.7%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.0%
Money Market Funds	2.7%
Municipal Bonds	1.0%
U.S. Government Agencies	56.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	1.9%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.286%, due 01/25/31	1.3%
FHLMC, 3.000%, due 07/1/52	1.3%
FNMA, 3.500%, due 05/1/52	1.2%
FHLB, 3.250%, due 11/16/28	1.2%
FNMA, 4.000%, due 09/1/52	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Impact Bond Fund - Class A (MIIAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MIIAX

Praxis Impact Bond Fund

Class I (MIIIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Fund Statistics

  Net Assets$1,056,117,947
  Number of Portfolio Holdings527
  Advisory Fee $1,745,804
  Portfolio Turnover4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.5%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	27.7%
Corporate Notes	0.9%
Foreign Governments	4.7%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.0%
Money Market Funds	2.7%
Municipal Bonds	1.0%
U.S. Government Agencies	56.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.0%
FHLB, 5.500%, due 07/15/36	1.9%
FNMA, 5.625%, due 07/15/37	1.5%
FNMA, 6.625%, due 11/15/30	1.4%
FHLMC, 1.487%, due 11/25/30	1.3%
FNMA, 1.286%, due 01/25/31	1.3%
FHLMC, 3.000%, due 07/1/52	1.3%
FNMA, 3.500%, due 05/1/52	1.2%
FHLB, 3.250%, due 11/16/28	1.2%
FNMA, 4.000%, due 09/1/52	1.1%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Impact Bond Fund - Class I (MIIIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MIIIX

Praxis International Index Fund

Class A (MPLAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.14%

Fund Statistics

  Net Assets$497,484,735
  Number of Portfolio Holdings454
  Advisory Fee $942,176
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.3%
Money Market Funds	0.1%

What did the Fund invest in?

Common Stocks Country Weighting (% of net assets)

Value	Value
South Korea	4.0%
Australia	4.4%
Germany	5.0%
India	5.1%
Switzerland	5.2%
France	6.3%
Taiwan	7.0%
Canada	7.3%
United Kingdom	7.9%
Japan	15.1%
Other Country	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
ICICI Bank Ltd. - ADR	1.7%
Samsung Electronics Co. Ltd.	1.5%
Tencent Holdings Ltd. - ADR	1.5%
HDFC Bank Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Infosys Ltd. - ADR	1.1%
ASML Holding N.V.	1.1%
Schneider Electric SE	1.0%
Wipro Ltd. - ADR	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis International Index Fund - Class A (MPLAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MPLAX

Praxis International Index Fund

Class I (MPLIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.55%

Fund Statistics

  Net Assets$497,484,735
  Number of Portfolio Holdings454
  Advisory Fee $942,176
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.8%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.3%
Money Market Funds	0.1%

What did the Fund invest in?

Common Stocks Country Weighting (% of net assets)

Value	Value
South Korea	4.0%
Australia	4.4%
Germany	5.0%
India	5.1%
Switzerland	5.2%
France	6.3%
Taiwan	7.0%
Canada	7.3%
United Kingdom	7.9%
Japan	15.1%
Other Country	31.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.0%
ICICI Bank Ltd. - ADR	1.7%
Samsung Electronics Co. Ltd.	1.5%
Tencent Holdings Ltd. - ADR	1.5%
HDFC Bank Ltd. - ADR	1.4%
Chunghwa Telecom Co. Ltd. - ADR	1.3%
Infosys Ltd. - ADR	1.1%
ASML Holding N.V.	1.1%
Schneider Electric SE	1.0%
Wipro Ltd. - ADR	0.9%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis International Index Fund - Class I (MPLIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MPLIX

Praxis Value Index Fund

Class A (MVIAX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.76%

Fund Statistics

  Net Assets$493,491,907
  Number of Portfolio Holdings287
  Advisory Fee $583,506
  Portfolio Turnover13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.2%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	1.7%
Bank of America Corp.	1.7%
Oracle Corp.	1.7%
Home Depot, Inc. (The)	1.6%
Johnson & Johnson	1.5%
Coca-Cola Co. (The)	1.4%
Cisco Systems, Inc.	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Value Index Fund - Class A (MVIAX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MVIAX

Praxis Value Index Fund

Class I (MVIIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.36%

Fund Statistics

  Net Assets$493,491,907
  Number of Portfolio Holdings287
  Advisory Fee $583,506
  Portfolio Turnover13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	4.2%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	2.0%
AbbVie, Inc.	1.7%
Bank of America Corp.	1.7%
Oracle Corp.	1.7%
Home Depot, Inc. (The)	1.6%
Johnson & Johnson	1.5%
Coca-Cola Co. (The)	1.4%
Cisco Systems, Inc.	1.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Value Index Fund - Class I (MVIIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MVIIX

Praxis Growth Index Fund

Class A (MGNDX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.65%

Fund Statistics

  Net Assets$672,189,137
  Number of Portfolio Holdings168
  Advisory Fee $733,054
  Portfolio Turnover10%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	0.7%
Money Market Funds	0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.1%
Apple, Inc.	10.6%
Microsoft Corp.	9.5%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	4.4%
Alphabet, Inc. - Class A	3.3%
Tesla, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Eli Lilly & Co.	2.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Growth Index Fund - Class A (MGNDX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MGNDX

Praxis Growth Index Fund

Class I (MMDEX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.34%

Fund Statistics

  Net Assets$672,189,137
  Number of Portfolio Holdings168
  Advisory Fee $733,054
  Portfolio Turnover10%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	0.7%
Money Market Funds	0.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	12.1%
Apple, Inc.	10.6%
Microsoft Corp.	9.5%
Amazon.com, Inc.	5.7%
Meta Platforms, Inc. - Class A	5.0%
Broadcom, Inc.	4.4%
Alphabet, Inc. - Class A	3.3%
Tesla, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Eli Lilly & Co.	2.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Growth Index Fund - Class I (MMDEX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MMDEX

Praxis Small Cap Index Fund

Class A (MMSCX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.06%

Fund Statistics

  Net Assets$186,674,704
  Number of Portfolio Holdings661
  Advisory Fee $266,120
  Portfolio Turnover21%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	15.2%
Money Market Funds	0.7%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Media Corp. - Liberty Formula One - Series C	0.7%
Expand Energy Corp.	0.6%
SPX Technologies, Inc.	0.6%
Franklin Resources, Inc.	0.5%
NRG Energy, Inc.	0.5%
Sanmina Corp.	0.4%
Balchem Corp.	0.4%
Smurfit WestRock plc	0.4%
UGI Corp.	0.4%
Rexford Industrial Realty, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Small Cap Index Fund - Class A (MMSCX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MMSCX

Praxis Small Cap Index Fund

Class I (MMSIX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.42%

Fund Statistics

  Net Assets$186,674,704
  Number of Portfolio Holdings661
  Advisory Fee $266,120
  Portfolio Turnover21%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.4%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	15.2%
Money Market Funds	0.7%
Rights	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Liberty Media Corp. - Liberty Formula One - Series C	0.7%
Expand Energy Corp.	0.6%
SPX Technologies, Inc.	0.6%
Franklin Resources, Inc.	0.5%
NRG Energy, Inc.	0.5%
Sanmina Corp.	0.4%
Balchem Corp.	0.4%
Smurfit WestRock plc	0.4%
UGI Corp.	0.4%
Rexford Industrial Realty, Inc.	0.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Small Cap Index Fund - Class I (MMSIX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MMSIX

Praxis Genesis Conservative Portfolio

Class A (MCONX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.61%

Fund Statistics

  Net Assets$24,393,370
  Number of Portfolio Holdings6
  Advisory Fee $5,962
  Portfolio Turnover5%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	69.5%
Praxis Growth Index Fund - Class I	9.4%
Praxis Value Index Fund - Class I	9.3%
Praxis International Index Fund - Class I	9.1%
Praxis Small Cap Index Fund - Class I	2.5%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Genesis Conservative Portfolio - Class A (MCONX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MCONX

Praxis Genesis Balanced Portfolio

Class A (MBAPX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.47%

Fund Statistics

  Net Assets$99,299,435
  Number of Portfolio Holdings6
  Advisory Fee $23,517
  Portfolio Turnover7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	39.6%
Praxis International Index Fund - Class I	18.1%
Praxis Growth Index Fund - Class I	16.2%
Praxis Value Index Fund - Class I	16.0%
Praxis Small Cap Index Fund - Class I	10.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Genesis Balanced Portfolio - Class A (MBAPX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MBAPX

Praxis Genesis Growth Portfolio

Class A (MGAFX)

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests.com/resources/prospectuses-and-reports. You can also request this information by contacting us at (800) 977-2947.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%

Fund Statistics

  Net Assets$118,072,462
  Number of Portfolio Holdings6
  Advisory Fee $27,929
  Portfolio Turnover6%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.0%
Praxis Growth Index Fund - Class I	20.7%
Praxis Value Index Fund - Class I	20.5%
Praxis Impact Bond Fund - Class I	19.7%
Praxis Small Cap Index Fund - Class I	15.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Praxis Genesis Growth Portfolio - Class A (MGAFX)

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.praxisinvests.com/resources/prospectuses-and-reports), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063025-MGAFX

Praxis Impact Large Cap Growth ETF PRXG (Principal U.S. Listing Exchange: NYSE Arca, Inc. ) Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Growth ETF for the period of April 7th, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests. com/products/etfs/prxg-impact-large-cap-growth-etf/. You can also request this information by contacting us at (800)-977-2947.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Growth ETF	$10	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through June 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$42,656,742
Number of Portfolio Holdings	175
Advisory Fee	$20,795
Portfolio Turnover	4%

Visit https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Asset Weighting (% of total investments)*

*	Represents less than 0.05%

Top 10 Holdings	(% of net assets)
Microsoft Corp.	11.6%
NVIDIA Corp.	11.5%
Apple, Inc.	9.9%
Amazon.com, Inc.	6.5%
Meta Platforms, Inc. - Class A	4.5%
Broadcom, Inc.	4.2%
Alphabet, Inc. - Class C	3.9%
Tesla, Inc.	2.9%
Visa, Inc. - Class A	2.2%
Eli Lilly & Co.	2.1%

Praxis Impact Large Cap Growth ETF	PAGE 1	TSR-SAR-74006E736

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Praxis Investment Management, Inc. documents not be householded, please contact Praxis Investment Management, Inc. at (800)-977-2947, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Praxis Investment Management, Inc. or your financial intermediary.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

Additional information is available on the Fund’s website (https://www.praxisinvests.com/products/etfs/prxg-impact-large-cap-growth-etf/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Praxis Impact Large Cap Growth ETF	PAGE 2	TSR-SAR-74006E736

Praxis Impact Large Cap Value ETF PRXV (Principal U.S. Listing Exchange: NYSE Arca, Inc. ) Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about the Praxis Impact Large Cap Value ETF for the period of April 7th, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.praxisinvests. com/products/etfs/prxv-impact-large-cap-value-etf/. You can also request this information by contacting us at (800)-977-2947.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Praxis Impact Large Cap Value ETF	$9	0.36%

*	Annualized
**	Amount shown reflects the expenses of the Fund from April 7, 2025 through June 30, 2025. Expenses would be higher if the Fund had been in operations for the full six month period.

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$42,482,287
Number of Portfolio Holdings	278
Advisory Fee	$21,893
Portfolio Turnover	6%

Visit https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/ for more recent performance information.

WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Asset Weighting (% of total investments)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	3.9%
Procter & Gamble Co.	2.2%
Walmart, Inc.	2.2%
Johnson & Johnson	2.0%
Home Depot, Inc.	1.8%
AbbVie, Inc.	1.7%
Coca-Cola Co.	1.6%
Bank of America Corp.	1.6%
Oracle Corp.	1.4%
Cisco Systems, Inc.	1.3%

Praxis Impact Large Cap Value ETF	PAGE 1	TSR-SAR-74006E744

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Praxis Investment Management, Inc. documents not be householded, please contact Praxis Investment Management, Inc. at (800)-977-2947, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Praxis Investment Management, Inc. or your financial intermediary.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?

Additional information is available on the Fund’s website (https://www.praxisinvests.com/products/etfs/prxv-impact-large-cap-value-etf/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Praxis Impact Large Cap Value ETF	PAGE 2	TSR-SAR-74006E744

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Praxis Funds

Semiannual Financial Statements and Additional Information

for the six months ended June 30, 2025 (unaudited)

Praxis Mutual Funds	**Class A**	**Class I**
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	**Class A**
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis®

An Everence Company

Table of Contents

Praxis Impact Bond Fund
Schedule of Investments	1
Praxis International Index Fund
Schedule of Investments	9
Praxis Value Index Fund
Schedule of Investments	15
Praxis Growth Index Fund
Schedule of Investments	20
Praxis Small Cap Index Fund
Schedule of Investments	23
Praxis Genesis Conservative Portfolio
Schedule of Investments	31
Praxis Genesis Balanced Portfolio
Schedule of Investments	32
Praxis Genesis Growth Portfolio
Schedule of Investments	33
Financial Statements
Statements of Assets & Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Financial Highlights	41
Notes to Financial Statements	49
Additional Information	61

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

THIS PAGE INTENTIONALLY LEFT BLANK

Schedule of Investments

Praxis Impact Bond Fund

June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
MUNICIPAL BONDS — 0.9%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$770,000	$804,315
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	273,896
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,004,610
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	2,413,939
University of Texas, Permanent University Fund, Series 2017-A	3.376%	07/01/47	3,000,000	2,265,238
University of Texas, Rev., Series 2020 B	2.439%	08/15/49	1,875,000	1,121,141
University of Virginia, Rev., Series 2009	6.200%	09/01/39	2,000,000	2,179,746
TOTAL MUNICIPAL BONDS (COST $10,997,492)				$10,062,885

CORPORATE BONDS — 27.9%
AUTOMOTIVE — 0.5%
BorgWarner, Inc.	2.650%	07/01/27	601,000	581,465
Honda Motor Co. Ltd. (a)	2.967%	03/10/32	760,000	682,058
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	196,036
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,130,858
Toyota Motor Corp.	4.450%	06/30/30	2,500,000	2,509,472
				5,099,889
BANKING — 3.1%
American Express Co.	5.016%	04/25/31	500,000	510,557
Bank of America Corp., Series N (TSFR3M + 157.16) (c)	4.271%	07/23/29	1,000,000	996,706
Bank of America Corp., Series N (c)	2.572%	10/20/32	1,500,000	1,322,042
Bank of America Corp., Series N (c)	2.972%	02/04/33	1,000,000	895,487
Bank of America Corp., Series N	5.464%	05/09/36	500,000	512,706
Bank of Montreal	5.203%	02/01/28	1,750,000	1,789,709
Bank of New York Mellon Corp. (The), Series J	4.967%	04/26/34	2,000,000	2,006,245
Citigroup, Inc. (SOFR + 210.70) (c)	2.572%	06/03/31	2,000,000	1,813,823
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,250,330
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,532,490
JPMorgan Chase & Co. (SOFR + 151.00) (c)	2.739%	10/15/30	2,000,000	1,864,882
JPMorgan Chase & Co. (c)	2.963%	01/25/33	1,000,000	898,831
JPMorgan Chase & Co. (c)	5.572%	04/22/36	500,000	518,172
KeyBank N.A.	4.150%	08/08/25	1,000,000	999,261
M&T Bank Corp.	4.553%	08/16/28	1,500,000	1,503,678
Mitsubishi UFJ Financial Group, Inc.	5.159%	04/24/31	2,500,000	2,559,361
PNC Financial Services Group, Inc. (The)	4.758%	01/26/27	1,500,000	1,502,194
PNC Financial Services Group, Inc. (The) (c)	5.582%	06/12/29	1,000,000	1,035,621
State Street Corp. (a)	7.350%	06/15/26	1,000,000	1,024,619
State Street Corp.	4.164%	08/04/33	1,000,000	961,309

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 27.9%, continued
BANKING — 3.1%, continued
Toronto-Dominion Bank, Series C	5.264%	12/11/26	$2,000,000	$2,027,061
Truist Financial Corp. (SOFR + 60.90) (c)	1.267%	03/02/27	1,000,000	977,628
UBS AG London	5.650%	09/11/28	550,000	572,679
US Bancorp, Series CC	5.083%	05/15/31	3,000,000	3,060,125
				33,135,516
BEVERAGES — 0.1%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	485,578
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	818,470
				1,304,048
BIOTECH & PHARMA — 0.3%
AbbVie, Inc.	2.950%	11/21/26	500,000	491,714
Amgen, Inc.	3.000%	02/22/29	2,500,000	2,388,624
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	746,252
				3,626,590
CABLE & SATELLITE — 0.2%
Comcast Corp.	3.300%	04/01/27	500,000	492,449
Comcast Corp. (a)	4.650%	02/15/33	1,000,000	993,784
Comcast Corp.	2.937%	11/01/56	672,000	394,566
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	398,241
				2,279,040
CHEMICALS — 0.5%
Air Products and Chemicals, Inc. (a)	4.850%	02/08/34	1,000,000	1,002,480
Avery Dennison Corp. (a)	2.650%	04/30/30	1,250,000	1,148,023
DowDuPont, Inc.	4.493%	11/15/25	1,500,000	1,497,741
Ecolab, Inc.	4.800%	03/24/30	140,000	143,432
Ecolab, Inc.	2.750%	08/18/55	1,470,000	876,082
Nutrien Ltd.	5.875%	12/01/36	840,000	871,383
				5,539,141
CONSTRUCTION MATERIALS — 0.0% (d)
Owens Corning	3.950%	08/15/29	300,000	294,117

CONSUMER SERVICES — 4.0%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	986,151
California Endowment (The)	2.498%	04/01/51	4,500,000	2,601,789
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	504,308
Ford Foundation (The), Series 2017	3.859%	06/01/47	4,620,000	3,592,762
Ford Foundation (The), Series 2020	2.415%	06/01/50	235,000	137,209
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,267,916
Leland Stanford Junior University (The)	3.460%	05/01/47	2,415,000	1,815,010
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,397,370
Massachusetts Institute of Technology, Series D-2	3.959%	07/01/38	1,700,000	1,546,469
President & Fellows of Harvard College, Series 2024-A (a)	4.609%	02/15/35	2,000,000	1,977,027

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 27.9%, continued
CONSUMER SERVICES — 4.0%, continued
President & Fellows of Harvard College, Series 2016-B	3.150%	07/15/46	$3,961,000	$2,798,807
President & Fellows of Harvard College, Series 2020-B	2.517%	10/15/50	1,600,000	970,602
President & Fellows of Harvard College, Series 2022-A	3.745%	11/15/52	700,000	536,272
Rockefeller Foundation (The)	2.492%	10/01/50	4,290,000	2,527,755
Stanford University California, Series 2017	3.647%	05/01/48	750,000	571,943
Stanford University California, Series 2020-A	2.413%	06/01/50	4,400,000	2,600,005
Trustees of Princeton University (The)	2.516%	07/01/50	6,650,000	4,064,006
University of Notre Dame, Series 2017	3.394%	02/15/48	3,749,000	2,757,800
W.K. Kellogg Foundation Trust, Series 2020 (b)	2.443%	10/01/50	7,223,000	4,252,944
Yale University (a)	2.402%	04/15/50	8,765,000	5,179,554
				42,085,699
CONTAINERS & PACKAGING — 0.2%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,623,243
Sonoco Products Co.	5.750%	11/01/40	1,000,000	989,786
				2,613,029
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	828,305

ELECTRIC UTILITIES — 4.2%
Ameren Illinois Co.	5.900%	12/01/52	2,250,000	2,315,065
Avista Corp.	4.000%	04/01/52	1,000,000	736,435
Caledonia Generating, LLC (b)	1.950%	02/28/34	1,418,387	1,242,118
CenterPoint Energy, Inc., Series AL	5.300%	04/01/53	1,000,000	949,840
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	961,063
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,409,364
DTE Electric Co.	3.650%	03/01/52	750,000	551,234
DTE Energy Co., Series C	4.875%	06/01/28	1,500,000	1,522,045
Duke Energy Carolinas, LLC	3.550%	03/15/52	2,200,000	1,584,133
Duke Energy Progress, LLC	3.450%	03/15/29	1,750,000	1,702,472
Duke Energy Progress, LLC	4.000%	04/01/52	1,500,000	1,150,916
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,244,958
Florida Power & Light Co.	3.700%	12/01/47	1,550,000	1,177,703
Florida Power & Light Co.	2.875%	12/04/51	2,000,000	1,259,695
Georgia Power Co., Series 2016-A	3.250%	04/01/26	1,000,000	991,463
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,213,503
Liberty Utilities Financial Services (b)	2.050%	09/15/30	1,355,000	1,189,712
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,381,153

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 27.9%, continued
ELECTRIC UTILITIES — 4.2%, continued
Narragansett Electric Co. (b)	3.395%	04/09/30	$1,500,000	$1,431,410
National Rural Utilities	1.350%	03/15/31	2,000,000	1,683,155
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,324,227
Northern States Power Co.	2.900%	03/01/50	1,500,000	976,350
NSTAR Electric Co.	3.950%	04/01/30	600,000	588,497
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,265,815
NY State Electric & Gas (b)	5.650%	08/15/28	1,650,000	1,710,196
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,116,497
Public Service Co.	3.700%	06/15/28	2,250,000	2,225,293
Public Service Electric and Gas Co.	4.650%	03/15/33	2,500,000	2,484,624
Puget Energy, Inc.	4.223%	06/15/48	1,000,000	798,806
Rochester Gas & Electric Corp. (b)	1.850%	12/01/30	500,000	428,126
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	750,767
Solar Star Funding, LLC (b)	3.950%	06/30/35	220,350	209,428
Solar Star Funding, LLC (b)	5.375%	06/30/35	349,052	366,402
Southern California Edison	4.050%	03/15/42	1,165,000	873,967
Topaz Solar Farms, LLC (b)	4.875%	09/30/39	196,903	173,831
Topaz Solar Farms, LLC (b)	5.750%	09/30/39	474,202	465,576
Union Electric Co.	2.625%	03/15/51	2,000,000	1,189,861
Westar Energy, Inc.	2.550%	07/01/26	1,292,000	1,269,134
				43,914,834
ELECTRICAL EQUIPMENT — 0.2%
Johnson Controls International plc	1.750%	09/15/30	1,800,000	1,579,931
Roper Technologies, Inc.	2.000%	06/30/30	440,000	390,995
				1,970,926
FOOD — 0.6%
Cargill, Inc. (b)	4.760%	11/23/45	1,500,000	1,338,874
Hormel Foods Corp.	1.800%	06/11/30	2,250,000	2,000,376
Ingredion, Inc.	2.900%	06/01/30	1,000,000	924,350
Mars, Inc. (b)	4.650%	04/20/31	1,000,000	1,012,328
Mars, Inc. (b)	3.600%	04/01/34	1,500,000	1,358,688
				6,634,616
FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
Suzano S.A.	5.500%	01/17/27	800,000	808,946

GAS & WATER UTILITIES — 0.6%
American Water Capital Corp.	2.800%	05/01/30	1,500,000	1,393,619
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,012,873
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	264,309
Southern California Gas Co., Series DDD	5.450%	06/15/35	2,500,000	2,552,562
Spire Missouri, Inc.	5.150%	08/15/34	1,000,000	1,013,477
				6,236,840
HEALTH CARE FACILITIES & SERVICES — 0.1%
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,471,973

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 27.9%, continued
HOME & OFFICE PRODUCTS — 0.1%
Steelcase, Inc.	5.125%	01/18/29	$1,000,000	$996,280

HOME CONSTRUCTION — 0.1%
NVR, Inc.	3.000%	05/15/30	1,000,000	931,422

INSTITUTIONAL FINANCIAL SERVICES — 0.9%
Brookfield Finance, Inc.	4.250%	06/02/26	1,570,000	1,566,166
Goldman Sachs Group, Inc. (TSFR3M + 156.26) (c)	4.223%	05/01/29	1,000,000	994,299
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,500,000	1,463,798
Morgan Stanley, Series F	3.125%	07/27/26	2,000,000	1,974,995
Morgan Stanley, Series I (c)	5.449%	07/20/29	1,000,000	1,028,451
Morgan Stanley, Series I (SOFR + 114.30) (c)	2.699%	01/22/31	1,250,000	1,152,646
Morgan Stanley, Series I (c)	5.192%	04/17/31	1,000,000	1,025,130
				9,205,485
INSURANCE — 3.8%
Aflac, Inc.	4.000%	10/15/46	1,408,000	1,094,944
AIG Global Funding, Series 2024-1 (b)	5.200%	01/12/29	500,000	512,092
Allstate Corp. (The)	5.250%	03/30/33	1,000,000	1,025,229
American National Group, Inc.	5.750%	10/01/29	1,850,000	1,894,250
Athene Global Funding (b)	5.583%	01/09/29	2,000,000	2,055,815
F&G Global Funding (b)	2.300%	04/11/27	535,000	513,684
Fidelity National Financial, Inc.	3.400%	06/15/30	1,000,000	933,346
First American Financial Corp.	2.400%	08/15/31	1,500,000	1,279,543
GA Global Funding Trust (b)	2.250%	01/06/27	2,000,000	1,930,950
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,233,033
Horace Mann Educators Corp.	7.250%	09/15/28	965,000	1,029,905
Jackson National Life Global Funding (b)	5.500%	01/09/26	1,250,000	1,255,220
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	994,972
Massachusetts Mutual Life Insurance Co. (b)	3.375%	04/15/50	2,500,000	1,697,702
Met Life Global Funding I (b)	5.150%	03/28/33	1,250,000	1,268,661
Mutual of Omaha Global, Series 2023-1 (b)	5.800%	07/27/26	385,000	390,798
Mutual of Omaha Global (b)	5.450%	12/12/28	365,000	375,236
New York Life Global Funding (b)	4.900%	06/13/28	3,000,000	3,061,643
Northwestern Mutual, Series 2023-3 (b)	4.900%	06/12/28	1,740,000	1,774,181
Pacific Life Global Funding II, Series 2021-1 (b)	1.450%	01/20/28	1,000,000	932,875
Peachtree Corners Funding Trust II (b)	6.012%	05/15/35	400,000	409,989

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 27.9%, continued
INSURANCE — 3.8%, continued
Pricoa Global Funding I (a)(b)	5.100%	05/30/28	$2,000,000	$2,044,630
Primerica, Inc.	2.800%	11/19/31	1,000,000	884,865
Principal Financial Group, Inc.	3.700%	05/15/29	1,250,000	1,219,397
Protective Life Global Funding (b)	5.366%	01/06/26	500,000	502,199
Protective Life Global Funding (b)	5.209%	04/14/26	1,000,000	1,005,404
Prudential Financial, Inc.	1.500%	03/10/26	644,000	631,767
Prudential Funding Asia plc	3.125%	04/14/30	750,000	708,839
RGA Global Funding (b)	5.500%	01/11/31	2,000,000	2,062,799
Sammons Financial Group, Inc. (b)	4.450%	05/12/27	1,200,000	1,197,131
Sammons Financial Group, Inc. (b)	6.875%	04/15/34	1,000,000	1,070,682
Trustage Financial Group, Inc. (b)	4.625%	04/15/32	400,000	378,427
Western-Southern Global Funding (b)	4.900%	05/01/30	3,000,000	3,028,222
				40,398,430
LEISURE FACILITIES & SERVICES — 0.2%
McDonald’s Corp., Series MTN	3.500%	07/01/27	1,000,000	987,676
Starbucks Corp.	2.450%	06/15/26	1,000,000	981,194
				1,968,870
MACHINERY — 0.4%
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	672,274
John Deere Capital Corp.	1.750%	03/09/27	250,000	240,545
John Deere Capital Corp.	3.050%	01/06/28	1,250,000	1,220,644
Xylem, Inc.	1.950%	01/30/28	1,775,000	1,678,073
				3,811,536
MEDICAL EQUIPMENT & DEVICES — 0.1%
Alcon Finance Corp. (b)	2.600%	05/27/30	1,250,000	1,142,745

PERSONAL PRODUCTS — 0.1%
Estée Lauder Cos., Inc. (The)	2.600%	04/15/30	1,000,000	922,057

PIPELINES — 0.1%
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,200,000	966,259

REITS — 3.1%
Agree Ltd. Partnership	2.900%	10/01/30	650,000	599,904
Agree Ltd. Partnership	4.800%	10/01/32	715,000	706,182
Alexandria Real Estate Equities, Inc.	2.950%	03/15/34	1,000,000	843,004
Alexandria Real Estate Equities, Inc.	4.750%	04/15/35	1,250,000	1,195,829
American Homes 4 Rent, L.P.	5.500%	02/01/34	2,000,000	2,033,433
Boston Properties, L.P.	4.500%	12/01/28	1,250,000	1,240,135
Camden Property Trust	2.800%	05/15/30	1,500,000	1,394,676
Cousins Properties, L.P.	5.375%	02/15/32	1,650,000	1,667,172
Digital Realty Trust, L.P.	5.550%	01/15/28	2,250,000	2,307,747
ERP Operating, L.P.	4.150%	12/01/28	1,250,000	1,249,385

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 27.9%, continued
REITS — 3.1%, continued
ESSEX Portfolio, L.P.	2.650%	03/15/32	$1,500,000	$1,309,091
ESSEX Portfolio, L.P.	5.500%	04/01/34	250,000	255,366
Federal Realty Investment Trust	1.250%	02/15/26	515,000	504,164
Federal Realty Investment Trust	5.375%	05/01/28	1,500,000	1,537,348
Kilroy Realty Corp.	2.500%	11/15/32	1,750,000	1,406,586
Kimco Realty Corp.	2.700%	10/01/30	1,750,000	1,605,207
Lexington Realty Trust	2.700%	09/15/30	1,500,000	1,344,208
Mid-America Apartment Communities, Inc.	3.950%	03/15/29	1,750,000	1,728,097
Ontario Teachers Cadillac Fairview Properties Trust (b)	2.500%	10/15/31	1,255,000	1,100,837
Prologis, L.P.	2.875%	10/06/29	1,500,000	1,413,931
Prologis, L.P.	4.625%	01/15/33	1,500,000	1,492,714
Realty Income Corp.	4.700%	12/15/28	1,000,000	1,014,120
Regency Centers, L.P.	5.000%	07/15/32	348,000	351,979
Rexford Industrial Realty, L.P.	5.000%	06/15/28	500,000	504,285
Rexford Industrial Realty, L.P.	2.150%	09/01/31	1,750,000	1,500,035
Sun Communities Operating, L.P.	2.700%	07/15/31	500,000	443,114
UDR, Inc.	1.900%	03/15/33	1,500,000	1,197,861
WP Carey, Inc.	2.450%	02/01/32	1,500,000	1,285,973
				33,232,383
RETAIL - CONSUMER STAPLES — 0.1%
Kroger Co. (The)	5.000%	04/15/42	1,000,000	908,499
Walmart, Inc.	1.800%	09/22/31	500,000	435,585
				1,344,084
RETAIL - DISCRETIONARY — 0.3%
Home Depot, Inc. (The)	3.625%	04/15/52	1,000,000	727,877
Lowe’s Cos., Inc.	4.650%	04/15/42	1,000,000	878,118
Lowe’s Cos., Inc.	3.000%	10/15/50	500,000	312,379
Lowe’s Cos., Inc.	5.625%	04/15/53	1,000,000	961,737
				2,880,111
SEMICONDUCTORS — 0.2%
Intel Corp.	4.150%	08/05/32	1,000,000	948,061
Intel Corp.	3.734%	12/08/47	1,000,000	705,481
				1,653,542
SOFTWARE — 0.3%
Microsoft Corp.	2.525%	06/01/50	4,500,000	2,780,860
Microsoft Corp.	2.921%	03/17/52	1,000,000	663,144
				3,444,004
SPECIALTY FINANCE — 0.8%
BlueHub Loan Fund, Inc.	3.099%	01/01/30	1,030,000	972,568
Community Preservation Corp. (The)	2.867%	02/01/30	2,500,000	2,252,467
Low Income Investment Fund	3.386%	07/01/26	115,000	112,818
Low Income Investment Fund, Series 2019	3.711%	07/01/29	1,985,000	1,866,455
USAA Capital Corp. (b)	2.125%	05/01/30	3,000,000	2,728,463
				7,932,771

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE BONDS — 27.9%, continued
TECHNOLOGY HARDWARE — 0.5%
Apple, Inc.	3.000%	06/20/27	$1,000,000	$982,657
Apple, Inc.	2.650%	05/11/50	1,000,000	627,277
Apple, Inc.	2.650%	02/08/51	2,000,000	1,241,783
HP, Inc.	4.750%	01/15/28	1,100,000	1,112,657
HP, Inc.	4.000%	04/15/29	915,000	895,682
				4,860,056
TECHNOLOGY SERVICES — 0.2%
Experian Finance plc (b)	2.750%	03/08/30	635,000	589,529
Moody’s Corp.	3.250%	05/20/50	500,000	335,677
Moody’s Corp.	3.750%	02/25/52	1,000,000	743,533
				1,668,739
TELECOMMUNICATIONS — 0.5%
AT&T, Inc.	5.250%	03/01/37	500,000	499,007
AT&T, Inc.	4.750%	05/15/46	2,000,000	1,745,133
Verizon Communications, Inc.	3.875%	02/08/29	1,000,000	987,512
Verizon Communications, Inc.	1.500%	09/18/30	1,000,000	863,724
Verizon Communications, Inc.	2.987%	10/30/56	1,799,000	1,082,734
				5,178,110
TRANSPORTATION & LOGISTICS — 1.0%
Burlington Northern Santa Fe, LLC	5.750%	05/01/40	2,078,000	2,175,797
Canadian Pacific Railway Co.	2.050%	03/05/30	1,750,000	1,575,702
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	914,957
Norfolk Southern Corp.	3.050%	05/15/50	1,500,000	983,884
Penske Truck Leasing Co. (b)	5.750%	05/24/26	500,000	504,217
TTX Co. (b)	4.600%	02/01/49	280,000	239,597
TTX Co. (a)(b)	5.650%	12/01/52	500,000	494,339
Union Pacific Corp.	4.950%	09/09/52	2,000,000	1,835,270
United Parcel Service, Inc.	5.950%	05/14/55	2,000,000	2,052,388
				10,776,151
TRANSPORTATION EQUIPMENT — 0.1%
Ryder System, Inc.	5.650%	03/01/28	1,250,000	1,290,848

WHOLESALE - CONSUMER STAPLES — 0.2%
Bunge Ltd. Finance Corp. (a)	1.630%	08/17/25	395,000	393,370
Sysco Corp.	2.400%	02/15/30	1,750,000	1,600,717
				1,994,087

TOTAL CORPORATE BONDS (COST $324,351,990)				$294,441,479

CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	650,000	640,238
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	1,200,000	1,152,611
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	450,000	442,887
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	1,800,000	1,766,941

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%, continued
COMMUNITY DEVELOPMENT — 0.9%, continued
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	$550,000	$527,377
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	1,800,000	1,786,500
Calvert Impact Climate, Inc. (e)	5.500%	12/15/53	991,134	888,098
Capital Impact Partners Investment (e)	4.500%	12/15/25	550,000	550,310
Capital Impact Partners Investment (e)	4.500%	06/15/26	1,800,000	1,801,887
Capital Impact Partners Investment (e)	5.000%	12/15/26	500,000	503,461
TOTAL CORPORATE NOTES (COST $10,291,134)				$10,060,310

FOREIGN GOVERNMENTS — 4.8%
FOREIGN AGENCY — 0.9%
BNG Bank N.V. (a)(b)	0.500%	11/24/25	2,000,000	1,969,120
Kreditanstalt Fur Wiederafbau	4.375%	02/28/34	7,500,000	7,581,637
				9,550,757
SUPRANATIONAL — 3.9%
African Development Bank	3.500%	09/18/29	2,000,000	1,974,766
Asian Development Bank	3.125%	09/26/28	1,000,000	980,391
Central American Bank for Economic Integration (b)	1.140%	02/09/26	1,200,000	1,176,085
European Investment Bank	2.125%	04/13/26	1,000,000	984,795
European Investment Bank	2.375%	05/24/27	4,000,000	3,896,284
Inter-American Development Bank	3.500%	04/12/33	3,000,000	2,871,428
Inter-American Development Bank	4.375%	01/24/44	3,000,000	2,781,782
International Bank for Reconstruction & Development	3.126%	11/20/25	1,000,000	995,013
International Bank for Reconstruction & Development	0.875%	07/15/26	3,000,000	2,906,139
International Bank for Reconstruction & Development	3.125%	06/15/27	4,000,000	3,947,995
International Bank for Reconstruction & Development	4.750%	11/14/33	6,000,000	6,237,392
International Development Association (b)	0.375%	09/23/25	2,000,000	1,981,510
International Development Association (a)(b)	0.876%	04/28/26	2,000,000	1,947,645
International Development Association (b)	4.500%	02/12/35	4,000,000	4,051,321
International Finance Corp., Series GMTN	2.126%	04/07/26	3,000,000	2,955,275
International Finance Corp., Series 2622	4.375%	01/15/27	1,000,000	1,007,436
				40,695,257

TOTAL FOREIGN GOVERNMENTS (COST $50,715,235)				$50,246,014

	Coupon	Maturity	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0% (d)
Commercial Mortgage Pass-Through Certificates, Class A-3 (COST $33,556)	2.853%	10/17/45	$32,965	$31,488

U.S. GOVERNMENT AGENCIES — 56.5%
DEVELOPMENT FINANCE CORPORATION — 0.7%
DFC	4.570%	09/15/26	208,333	208,333
DFC	1.590%	04/15/28	2,000,000	1,896,992
DFC	1.650%	04/15/28	3,500,000	3,343,137
DFC	3.130%	04/15/28	1,000,000	978,437
DFC	3.540%	06/15/30	294,133	289,027
DFC	3.520%	09/20/32	517,857	504,426
				7,220,352
FEDERAL HOME LOAN BANK — 7.1%
FHLB	1.250%	12/21/26	4,000,000	3,850,843
FHLB	4.125%	01/15/27	7,000,000	7,034,546
FHLB	4.250%	12/10/27	11,000,000	11,121,358
FHLB	4.500%	03/10/28	3,000,000	3,059,079
FHLB	4.000%	06/30/28	3,200,000	3,228,532
FHLB	3.250%	11/16/28	13,000,000	12,822,785
FHLB	5.500%	07/15/36	18,620,000	20,294,838
FHLB	2.590%	03/19/40	4,000,000	2,916,672
FHLB	2.340%	03/26/40	1,000,000	716,995
FHLB	2.070%	06/29/40	1,715,000	1,167,227
FHLB	2.010%	07/16/40	2,685,000	1,799,693
FHLB	5.250%	03/11/44	7,200,000	7,354,989
				75,367,557

FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.3%
FHLMC	4.000%	10/01/25	330	329
FHLMC	2.875%	04/25/26	3,000,000	2,967,618
FHLMC	6.000%	04/01/27	11,133	11,322
FHLMC	2.500%	10/01/27	81,083	79,595
FHLMC	2.738%	04/25/29	1,573,184	1,536,187
FHLMC	2.939%	04/25/29	7,000,000	6,701,615
FHLMC	2.412%	08/25/29	5,780,000	5,415,971
FHLMC	7.000%	02/01/30	7,287	7,690
FHLMC	1.297%	06/25/30	13,000,000	11,350,218
FHLMC	7.500%	07/01/30	12,840	13,158
FHLMC	1.406%	08/25/30	2,000,000	1,748,499
FHLMC	1.503%	09/25/30	5,324,300	4,675,064
FHLMC	1.487%	11/25/30	16,167,800	14,078,375
FHLMC	1.878%	01/25/31	1,500,000	1,331,980
FHLMC	2.000%	01/25/31	3,328,000	2,929,150
FHLMC	7.000%	03/01/31	11,850	12,506
FHLMC	1.777%	10/25/31	5,000,000	4,325,326
FHLMC	2.154%	10/25/31	4,000,000	3,532,234
FHLMC	2.091%	11/25/31	2,500,000	2,189,851
FHLMC	2.127%	11/25/31	9,000,000	7,918,510
FHLMC	2.250%	01/25/32	5,000,000	4,412,354
FHLMC	2.450%	04/25/32	7,100,000	6,312,231
FHLMC	2.650%	05/25/32	12,450,000	11,164,844
FHLMC	6.250%	07/15/32	7,050,000	7,993,325
FHLMC	3.123%	08/25/32	5,710,000	5,277,113
FHLMC	3.000%	11/01/32	214,418	207,503
FHLMC	3.000%	11/01/32	291,401	281,863
FHLMC	5.500%	11/01/33	12,892	12,994
FHLMC (H15T1Y + 223.10) (c)	7.231%	05/01/34	16,642	17,102

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 56.5%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.3%, continued
FHLMC	1.783%	06/25/34	$2,084,061	$1,707,366
FHLMC	5.000%	07/01/35	32,934	33,243
FHLMC	4.500%	10/01/35	48,833	48,682
FHLMC	2.438%	02/25/36	4,000,000	3,236,258
FHLMC	5.500%	03/01/36	13,750	14,207
FHLMC	1.500%	04/01/36	4,203,227	3,745,699
FHLMC	5.500%	06/01/36	19,731	20,388
FHLMC	6.000%	06/01/36	18,092	18,767
FHLMC	5.500%	12/01/36	16,184	16,716
FHLMC	2.000%	02/01/37	3,406,841	3,112,607
FHLMC	6.000%	08/01/37	6,966	7,288
FHLMC	5.000%	03/01/38	84,365	85,827
FHLMC	0.000%	11/15/38	4,331,000	2,261,048
FHLMC	4.500%	06/01/39	85,870	85,780
FHLMC	5.000%	06/01/39	133,071	134,904
FHLMC	4.500%	07/01/39	86,728	86,638
FHLMC	4.500%	11/01/39	79,113	79,030
FHLMC	4.500%	09/01/40	124,190	123,684
FHLMC	4.500%	05/01/41	243,709	242,552
FHLMC	4.500%	07/01/41	270,620	270,003
FHLMC	5.000%	09/01/41	111,064	112,583
FHLMC	3.500%	10/01/41	134,150	126,339
FHLMC	4.000%	10/01/41	150,526	145,421
FHLMC	3.500%	02/01/42	237,383	223,138
FHLMC	4.000%	02/01/42	62,646	60,547
FHLMC	3.500%	06/01/42	280,703	263,859
FHLMC	3.500%	06/01/42	274,194	257,741
FHLMC	3.500%	08/01/42	325,723	306,041
FHLMC	3.000%	11/01/42	629,993	570,618
FHLMC	3.000%	01/01/43	358,518	324,505
FHLMC	3.000%	05/01/43	470,182	425,090
FHLMC	3.500%	10/01/44	274,297	255,730
FHLMC	3.500%	11/01/44	248,606	231,650
FHLMC	3.500%	04/01/45	313,471	291,134
FHLMC	3.000%	05/01/46	539,979	480,257
FHLMC	3.000%	12/01/46	1,336,608	1,188,917
FHLMC	3.500%	03/01/48	1,474,271	1,360,325
FHLMC	3.500%	03/01/49	405,278	370,079
FHLMC	3.500%	07/01/49	657,193	598,937
FHLMC	3.000%	09/01/49	777,333	681,225
FHLMC	3.000%	07/01/50	1,915,333	1,664,609
FHLMC	2.000%	08/01/50	2,787,917	2,213,246
FHLMC	2.050%	08/19/50	2,500,000	1,337,991
FHLMC	2.000%	01/01/51	6,859,556	5,471,138
FHLMC	2.500%	04/01/51	6,713,033	5,606,971
FHLMC	2.000%	08/01/51	2,856,656	2,272,017
FHLMC	2.500%	09/01/51	2,646,959	2,202,744
FHLMC	2.000%	01/01/52	5,129,776	4,076,106
FHLMC	2.500%	02/01/52	5,588,216	4,646,477
FHLMC	2.000%	04/01/52	4,214,099	3,344,194
FHLMC	3.000%	04/01/52	4,877,918	4,224,814
FHLMC	2.500%	05/01/52	5,888,742	4,898,823
FHLMC	3.000%	05/01/52	8,303,718	7,197,652
FHLMC	3.000%	07/01/52	15,459,336	13,398,566
FHLMC	4.000%	07/01/52	4,989,007	4,648,853
FHLMC	4.000%	08/01/52	5,063,472	4,717,974
FHLMC	3.500%	09/01/52	11,135,253	10,042,789
FHLMC	4.500%	09/01/52	8,493,205	8,139,382

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 56.5%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION — 22.3%, continued
FHLMC	4.000%	10/01/52	$10,198,991	$9,502,010
FHLMC	5.500%	05/01/53	5,766,493	5,775,744
				235,491,450
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.8%
FNMA	5.000%	07/01/25	5	5
FNMA	3.500%	10/01/25	1,061	1,057
FNMA	5.000%	10/01/25	555	553
FNMA	5.500%	11/01/25	5	5
FNMA	4.000%	03/01/26	12,946	12,879
FNMA	2.910%	04/01/26	3,000,000	2,957,359
FNMA	2.125%	04/24/26	2,000,000	1,968,706
FNMA	2.500%	09/01/27	84,018	82,479
FNMA	0.750%	10/08/27	8,000,000	7,484,362
FNMA	2.500%	11/01/27	147,286	144,429
FNMA	2.500%	01/01/28	94,903	93,015
FNMA (c)	3.413%	06/25/28	1,795,551	1,759,114
FNMA	3.662%	09/25/28	3,305,954	3,254,075
FNMA	2.530%	05/01/29	3,949,068	3,718,016
FNMA	2.522%	08/27/29	5,272,422	4,956,298
FNMA	1.470%	11/01/29	2,575,870	2,300,545
FNMA	0.875%	08/05/30	24,000,000	20,735,366
FNMA	6.625%	11/15/30	12,750,000	14,425,618
FNMA (c)	1.517%	11/25/30	3,000,000	2,580,458
FNMA (c)	1.428%	12/25/30	5,000,000	4,300,805
FNMA	1.286%	01/25/31	16,000,000	13,711,550
FNMA	1.410%	02/01/31	3,000,000	2,577,496
FNMA	1.421%	03/25/31	1,000,000	850,147
FNMA	1.820%	06/01/31	2,000,000	1,731,057
FNMA	1.583%	09/25/31	1,125,000	960,401
FNMA	2.000%	01/01/32	727,800	690,427
FNMA	1.684%	11/25/32	5,000,000	4,169,886
FNMA	3.000%	12/01/32	319,817	307,630
FNMA	4.649%	04/25/33	2,000,000	2,001,417
FNMA	6.000%	10/01/33	8,142	8,310
FNMA	5.500%	02/01/34	14,744	15,144
FNMA (H15T1Y + 211.70) (c)	6.340%	05/01/34	12,396	12,640
FNMA	6.000%	11/01/34	34,683	36,057
FNMA	5.500%	01/01/35	21,172	22,047
FNMA	2.500%	02/01/35	812,964	767,017
FNMA	5.000%	10/01/35	32,950	33,419
FNMA	5.500%	10/01/35	39,510	40,776
FNMA	6.000%	10/01/35	18,636	19,201
FNMA	5.500%	06/01/36	9,306	9,575
FNMA	6.000%	06/01/36	10,397	10,898
FNMA	5.500%	11/01/36	14,286	14,724
FNMA (RFUCCT1Y + 156.50) (c)	6.440%	05/01/37	1,815	1,825
FNMA	5.625%	07/15/37	14,250,000	15,615,654
FNMA	4.500%	09/01/40	73,126	72,892
FNMA	4.500%	10/01/40	72,338	72,099
FNMA	4.000%	12/01/40	190,339	183,915
FNMA	4.000%	01/01/41	133,159	128,623
FNMA	3.500%	02/01/41	199,113	187,307
FNMA	4.000%	10/01/41	102,334	98,785
FNMA	4.000%	11/01/41	118,981	114,854
FNMA	4.000%	12/01/41	199,158	192,106

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 56.5%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 24.8%, continued
FNMA	4.000%	12/01/41	$141,634	$136,678
FNMA	4.000%	01/01/42	450,628	437,209
FNMA	3.500%	05/01/42	234,388	220,024
FNMA	3.000%	06/01/42	442,190	400,289
FNMA	3.000%	08/01/42	352,202	318,829
FNMA	3.000%	08/01/42	326,700	295,743
FNMA	3.500%	12/01/42	471,604	442,604
FNMA	3.000%	06/01/43	402,722	363,897
FNMA	4.000%	12/01/44	549,379	522,677
FNMA	3.500%	05/01/45	628,012	583,794
FNMA	3.000%	04/01/46	531,280	472,311
FNMA	3.500%	11/01/46	893,147	829,536
FNMA	4.000%	10/01/48	400,090	378,404
FNMA	4.000%	11/01/48	1,117,886	1,055,183
FNMA	3.500%	05/01/49	331,287	301,988
FNMA	4.000%	06/01/49	502,589	469,304
FNMA	3.500%	08/01/49	1,346,806	1,226,912
FNMA	3.000%	09/01/49	744,333	652,265
FNMA	3.000%	06/01/50	1,536,313	1,345,614
FNMA	2.500%	07/01/50	2,547,928	2,136,544
FNMA	2.500%	08/01/50	1,801,769	1,512,346
FNMA	3.000%	08/01/50	2,721,386	2,381,892
FNMA	2.000%	11/01/50	4,618,019	3,686,187
FNMA	2.000%	01/01/51	8,260,014	6,585,560
FNMA	2.000%	02/01/51	4,904,350	3,905,562
FNMA	2.500%	04/01/51	13,686,334	11,427,425
FNMA	2.000%	08/01/51	11,640,796	9,258,415
FNMA	2.000%	11/01/51	4,832,842	3,837,470
FNMA	2.500%	12/01/51	7,665,994	6,377,477
FNMA	2.500%	05/01/52	5,055,672	4,202,799
FNMA	3.500%	05/01/52	14,490,608	13,070,530
FNMA	3.500%	05/01/52	6,932,689	6,252,979
FNMA	3.000%	07/01/52	4,274,912	3,702,529
FNMA	4.500%	07/01/52	12,079,102	11,575,047
FNMA	4.500%	08/01/52	5,665,816	5,429,582
FNMA	3.500%	09/01/52	4,293,853	3,872,368
FNMA	4.000%	09/01/52	12,544,997	11,688,999
FNMA	4.500%	10/01/52	6,523,910	6,252,360
FNMA	5.000%	04/01/53	9,305,535	9,149,765
FNMA	5.000%	06/01/53	3,693,569	3,635,367
FNMA	5.000%	10/01/53	6,304,516	6,199,967
				262,027,454
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.7%
GNMA	7.000%	12/20/30	4,731	4,887
GNMA	7.000%	10/20/31	3,635	3,845
GNMA	7.000%	03/20/32	16,227	16,814
GNMA (H15T1Y + 150.00) (c)	5.625%	01/20/34	10,244	10,391
GNMA	5.500%	10/20/38	4,564	4,514
GNMA	6.500%	11/20/38	2,831	2,924
GNMA	3.500%	08/20/52	3,651,432	3,334,735
GNMA	3.500%	11/20/52	4,270,079	3,899,709
				7,277,819
SMALL BUSINESS ADMINISTRATION — 0.0% (d)
SBA (Prime — 2.65) (c)	4.850%	02/25/32	3,985	3,963

	Coupon	Maturity	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES — 56.5%, continued
TENNESSEE VALLEY AUTHORITY — 0.9%
TVA	5.250%	02/01/55	$3,500,000	$3,407,470
TVA	4.250%	09/15/65	7,000,000	5,641,259
				9,048,729

TOTAL U.S. GOVERNMENT AGENCIES (COST $620,248,593)				$596,437,324

ASSET BACKED SECURITIES — 5.5%
Aligned Data Centers Issuer, LLC (b)	6.000%	08/17/48	1,510,000	1,524,584
Ameren Missouri Securitization Funding I, LLC	4.850%	10/01/41	2,500,000	2,477,532
American Tower Trust I (b)	3.652%	03/23/28	2,000,000	1,953,834
Beacon Container Finance II, LLC (b)	2.250%	10/22/46	1,573,834	1,446,044
CLI Funding, LLC (b)	2.720%	01/18/47	965,889	883,362
CyrusOne Data Centers Issuer I, LLC (b)	4.500%	05/20/49	2,525,000	2,458,797
DB Master Finance, LLC (b)	2.493%	11/20/51	1,954,125	1,824,688
Domino’s Pizza Master Issuer, LLC (b)	4.474%	10/25/45	2,086,875	2,082,431
Duke Energy Florida Project Finance, LLC	3.112%	09/01/36	1,500,000	1,272,823
Duke Energy Progress NC Storm Funding, LLC	2.799%	07/01/41	2,000,000	1,510,057
Duke Energy Progress SC Storm Funding, LLC	5.404%	03/01/44	641,754	653,818
Golden Credit Card Trust (b)	1.140%	08/15/28	1,000,000	965,085
GoodLeap Sustainable Home Solutions Trust (b)	6.250%	06/20/57	1,563,828	1,525,211
Iowa Student Loan Liquidity Corp. Rev.	1.730%	08/25/70	780,374	683,226
Mosaic Solar Loans, LLC (b)	2.100%	04/20/46	624,791	554,784
Mosaic Solar Loans, LLC (b)	1.640%	04/22/47	662,979	545,971
PG&E Energy Recovery Funding, LLC	2.822%	07/15/46	1,633,000	1,142,522
PG&E Energy Recovery Funding, LLC	5.536%	07/15/47	1,500,000	1,456,659
PG&E Wildfire Recovery Funding, LLC	4.674%	12/01/51	2,400,000	2,075,729
PNM Energy Transition Bond Co. I, LLC	6.028%	08/15/48	500,000	515,440
SBA Tower Trust (b)	4.831%	10/15/29	1,750,000	1,748,171
SBA Tower Trust (b)	6.599%	11/15/52	880,000	904,348
Sunrun Artemis Issuer, LLC (b)	6.250%	07/30/59	2,459,270	2,432,117
Switch ABS Issuer, LLC (b)	6.280%	03/25/54	600,000	611,952
Switch ABS Issuer, LLC (b)	5.036%	03/25/55	1,500,000	1,479,634
Texas Electric Market Stabilization Funding N, LLC (b)	4.966%	02/01/44	4,195,000	4,115,673
Texas Electric Market Stabilization Funding N, LLC (b)	5.057%	08/01/46	4,730,000	4,388,396
Textainer Marine Containers VII Ltd. (b)	1.680%	02/20/46	980,000	899,263

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
ASSET BACKED SECURITIES — 5.5%, continued
TIF Funding II, LLC (b)	1.650%	02/20/46	$322,292	$289,543
Toyota Auto Receivables Owner Trust	5.300%	05/15/26	516,989	519,507
Tribute Rail, LLC (b)	4.760%	05/17/52	1,669,539	1,660,806
Trinity Rail Leasing, L.P. (b)	5.780%	05/19/54	2,890,549	2,935,709
Triton Container Finance VIII, LLC (b)	1.860%	03/20/46	1,117,812	1,020,428
Triton International Finance Funding III, LLC (b)	5.480%	05/22/34	1,359,375	1,363,406
Triumph Rail, LLC (b)	2.150%	06/19/51	1,652,191	1,568,960
USQ Rail III, LLC (b)	4.990%	09/28/54	730,729	734,666
Vantage Data Centers Issuer, LLC (b)	2.165%	10/15/46	2,300,000	2,216,729
Wendy’s Funding, LLC (b)	3.783%	06/15/49	663,665	654,851
Wendy’s Funding, LLC (b)	4.236%	03/15/52	1,212,500	1,189,005
TOTAL ASSET BACKED SECURITIES (COST $59,474,962)				$58,285,761

	Shares	Fair Value
MONEY MARKET FUNDS — 2.7%
First American Government Obligations Fund - Class X, 4.25% (f) (COST $28,525,285)	28,525,285	$28,525,285

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 1.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (f)(g) (COST $10,444,778)	10,444,778	$10,444,778

INVESTMENT COMPANIES — 0.3%
Impax High Yield Bond Fund - Institutional Class (COST $4,199,235)	530,984	$3,254,931

TOTAL INVESTMENTS - (COST $1,119,282,260) — 100.5%		$1,061,790,255
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5%)		(5,672,308)
NET ASSETS — 100.0%		$1,056,117,947

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $10,293,818 (Note 8).
(b)

144a security may only be resold to qualified institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. As of June 30, 2025, these securities have a value of $114,169,755 or 10.8% of net assets.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$650,000	$640,238	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	1,200,000	1,152,611	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	442,887	0.0	%(d)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,800,000	1,766,941	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	550,000	527,377	0.0	%(d)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	1,800,000	1,786,500	0.2%
Calvert Impact Climate, Inc., 5.500%, 12/15/53	10/13/23	991,134	888,098	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	550,000	550,310	0.0	%(d)
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	1,800,000	1,801,887	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	503,461	0.0	%(d)
		$10,291,134	$10,060,310	0.9%

(f)	The rate shown is the 7-day effective yield as of June 30, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

GMTN	— Global Medium-Term Note
H15T1Y	— U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year
plc	— Public Liability Company
RFUCCT	— Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	— Secured Overnight Financing Rate
TSFR	— CME Term SOFR

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund

June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%
AUSTRALIA — 4.4%
ANZ Group Holdings Ltd.	40,646	$779,465
BlueScope Steel Ltd.	21,201	323,075
Brambles Ltd.	133,068	2,055,089
Coles Group Ltd.	19,663	269,623
Commonwealth Bank of Australia	29,614	3,604,294
Computershare Ltd.	20,272	531,821
CSL Ltd. - ADR	7,282	576,734
CSL Ltd.	3,640	574,981
Dexus	232,164	1,018,964
Goodman Group	44,189	996,231
GPT Group (The)	90,335	288,403
Mirvac Group	249,710	362,321
National Australia Bank Ltd.	36,653	949,971
Scentre Group	526,498	1,236,603
SEEK Ltd.	39,173	619,947
Sonic Healthcare Ltd.	28,099	495,984
Stockland	177,423	627,039
Transurban Group	349,776	3,218,298
Vicinity Centres	397,679	649,202
Wesfarmers Ltd.	32,429	1,809,789
Woodside Energy Group Ltd.	57,213	883,770
		21,871,604
AUSTRIA — 0.2%
Erste Group Bank AG	3,804	323,791
Verbund AG	6,899	529,984
voestalpine AG	12,072	340,390
		1,194,165
BELGIUM — 0.6%
KBC Group N.V.	12,677	1,308,284
UCB S.A.	9,252	1,820,259
		3,128,543
BERMUDA — 0.5%
Credicorp Ltd.	9,750	2,179,320
Orient Overseas International Ltd.	34,000	578,643
		2,757,963
BRAZIL — 1.4%
Banco do Brasil S.A. - ADR	196,076	809,794
Banco Santander Brasil S.A. - ADR (a)	65,143	355,029
BRF S.A. - ADR (a)	213,663	779,870
Suzano S.A. - ADR (a)	64,023	602,457
Telefónica Brasil S.A. - ADR	259,146	2,954,264
TIM S.A. - ADR (a)	72,269	1,453,330
		6,954,744
CANADA — 7.3%
Bank of Montreal	17,350	1,919,430
Bank of Nova Scotia (The)	10,199	563,699
Canadian Imperial Bank of Commerce	25,453	1,802,836
Canadian National Railway Co.	15,841	1,648,098
Canadian Pacific Kansas City Ltd.	16,665	1,321,035
CGI, Inc.	8,100	849,123
Dollarama, Inc.	3,089	435,124
Franco-Nevada Corp.	12,999	2,130,796
Gildan Activewear, Inc.	18,362	904,145
Manulife Financial Corp.	75,463	2,411,797
National Bank of Canada	3,759	387,791

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CANADA — 7.3%, continued
Nutrien Ltd.	9,260	$539,302
Pembina Pipeline Corp. (a)	47,722	1,790,052
RB Global, Inc. (a)	6,407	680,359
Restaurant Brands International, Inc. (a)	11,589	768,235
Royal Bank of Canada	26,330	3,463,712
Shopify, Inc. - Class A (a)(b)	16,669	1,922,769
Sun Life Financial, Inc.	28,402	1,887,313
Teck Resources Ltd. - Class B (a)	34,502	1,393,191
Thomson Reuters Corp.	17,868	3,593,791
Toronto-Dominion Bank (The)	23,372	1,716,673
Wheaton Precious Metals Corp.	35,850	3,219,330
WSP Global, Inc.	5,329	1,086,723
		36,435,324
CAYMAN ISLANDS — 3.9%
Alibaba Group Holding Ltd. - ADR (a)	34,073	3,864,219
China Literature Ltd. (b)	77,200	294,769
China Mengniu Dairy Co. Ltd.	113,000	232,918
CK Asset Holdings Ltd.	151,000	667,242
ENN Energy Holdings Ltd.	60,300	484,089
Li Auto, Inc. - ADR (a)(b)	13,041	353,541
Meituan - ADR (b)	37,651	1,211,609
NetEase, Inc. - ADR	7,947	1,069,507
Shenzhou International Group Holdings Ltd.	61,800	441,754
Tencent Holdings Ltd. - ADR	114,280	7,371,060
Trip.com Group Ltd. - ADR	19,946	1,169,633
Vipshop Holdings Ltd. - ADR	21,137	318,112
WuXi Biologics Cayman, Inc. (b)	330,000	1,084,347
XPeng, Inc. - ADR (a)(b)	27,625	493,935
Yadea Group Holdings Ltd.	136,000	217,601
		19,274,336
CHILE — 0.2%
Banco de Chile - ADR	18,637	566,937
Enel Chile S.A. - ADR	52,052	188,949
Sociedad Quimica y Minera de Chile S.A. - ADR (a)(b)	10,226	360,671
		1,116,557
CHINA — 3.5%
Agricultural Bank of China Ltd. - H Shares	2,216,000	1,583,591
ANTA Sports Products Ltd.	54,600	660,647
Bank of China Ltd. - H Shares	3,583,000	2,085,884
BYD Co. Ltd. - ADR (a)	6,004	563,175
BYD Co. Ltd. - H Shares	49,500	770,716
China CITIC Bank Corp. Ltd. - H Shares	1,185,000	1,129,755
China Merchants Bank Co. Ltd. - H Shares	83,000	582,241
China Minsheng Banking Corp. Ltd. - H Shares	1,287,000	730,066
COSCO SHIPPING Holdings Co. Ltd. - H Shares	186,000	323,810
Guotai Junan Securities Co. Ltd. - H Shares	539,200	867,248
Industrial & Commercial Bank of China Ltd. - H Shares	1,755,000	1,393,566
Jiangsu Expressway Co. Ltd. - H Shares	1,248,000	1,763,125
PICC Property & Casualty Co. Ltd. - H Shares	294,000	571,293
Ping An Insurance Group Co. of China Ltd. - H Shares	394,318	2,517,054
Postal Savings Bank of China Co. Ltd. - H Shares	615,000	430,021
Sinopharm Group Co. Ltd. - H Shares	382,000	896,728

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CHINA — 3.5%, continued
Weichai Power Co. Ltd. - H Shares	171,000	$348,159
		17,217,079
COLOMBIA — 0.5%
Grupo Cibest S.A. - ADR	50,160	2,316,890

DENMARK — 1.4%
A.P. Moller-Maersk A/S - Series B	317	589,540
Coloplast A/S - Series B	5,411	515,157
DSV A/S	4,551	1,091,606
Novo Nordisk A/S - ADR (a)	59,796	4,127,120
Orsted A/S (b)	6,282	270,627
Vestas Wind Systems A/S	28,304	425,165
		7,019,215
FINLAND — 0.6%
Neste OYJ	73,873	1,001,058
Nokia Corp. - ADR (a)	203,176	1,052,452
Nordea Bank Abp	38,441	571,123
UPM-Kymmene OYJ	20,395	556,903
		3,181,536
FRANCE — 6.3%
Acciona S.A.	2,979	537,263
Accor S.A.	4,739	248,344
Air Liquide S.A. - ADR	4	165
Air Liquide S.A.	15,036	3,100,194
AXA S.A.	33,469	1,643,366
Bureau Veritas S.A.	24,613	840,031
Canal+ S.A.	46,775	146,429
Capgemini SE	7,368	1,261,569
Carrefour S.A.	20,143	284,119
Cie Generale des Etablissements Michelin SCA	32,714	1,216,675
Danone S.A.	20,742	1,697,045
Dassault Systemes SE	8,424	305,275
EssilorLuxottica S.A.	6,450	1,770,981
Eurofins Scientific SE	6,072	432,688
Getlink SE	46,322	894,130
Hermes International SCA	830	2,249,840
Kering S.A.	3,200	697,083
Klepierre S.A.	20,396	806,379
Legrand S.A.	15,771	2,113,596
L’Oreal S.A. - ADR (a)	21,745	1,859,415
L’Oreal S.A.	1,380	591,081
Louis Hachette Group	46,775	96,025
Publicis Groupe S.A.	12,555	1,417,909
Sartorius Sedim Biotech	1,868	446,907
Schneider Electric SE - ADR	4,885	260,761
Schneider Electric SE	17,677	4,745,630
Societe Generale S.A.	12,929	739,534
Unibail-Rodamco-Westfield - CDI (b)	45,646	215,110
Veolia Environnement S.A.	6,731	240,290
Vivendi SE	26,653	91,934
Wendel SE	2,561	270,838
		31,220,606
GERMANY — 5.0%
adidas AG - ADR	5,158	603,589
adidas AG	1,323	308,803
Allianz SE - ADR	76,050	3,082,109

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
GERMANY — 5.0%, continued
Allianz SE	5,268	$2,137,761
Bayerische Moteren Werke AG - ADR	2	59
Bayerische Motoren Werke AG	4,180	372,238
Brenntag SE	17,802	1,179,288
Commerzbank AG	24,099	759,372
Continental AG	4,331	377,970
Covestro AG (b)	3,936	280,697
Deutsche Boerse AG	8,303	2,712,288
Deutsche Post AG - ADR	9,971	463,153
Deutsche Post AG	14,726	682,052
Deutsche Telekom AG - ADR (a)	30,009	1,098,029
Deutsche Telekom AG	25,629	938,039
Evonik Industries AG	18,750	387,318
Hannover Rueck SE	1,159	365,187
Infineon Technologies AG	13,057	557,125
Mercedes-Benz Group AG	25,057	1,459,709
Merck KGaA	4,693	608,438
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	94,450	1,229,739
Muenchener Rueckversicherungs-Gesellschaft AG	1,968	1,277,789
Sartorius AG	1,055	268,685
Siemens AG	5,931	1,523,305
Siemens Healthineers AG	4,023	223,316
Symrise AG	1,879	197,025
Telefonica Deutschland Holding AG (b)	124,863	336,939
Vonovia SE	42,825	1,518,170
		24,948,192
HONG KONG — 2.1%
AAC Technologies Holdings, Inc.	92,000	478,661
AIA Group Ltd. - ADR	17,677	639,554
AIA Group Ltd.	57,569	521,485
BYD Electronic International Co. Ltd.	86,500	352,075
China Merchants Port Holdings Co. Ltd.	892,000	1,624,926
CLP Holdings Ltd.	49,000	412,601
Fuyao Glass Industry Group Co. Ltd.	50,400	360,127
Geely Automobile Holdings Ltd.	541,000	1,104,290
Guangdong Investment Ltd.	350,000	293,276
Hong Kong Exchanges & Clearing Ltd.	14,978	805,614
Kingsoft Corp. Ltd.	61,000	318,819
Lenovo Group Ltd.	754,000	910,977
Nongfu Spring Co. Ltd. - H Shares	63,000	323,177
Sino Land Co. Ltd.	482,000	513,394
Sun Hung Kai Properties Ltd.	120,500	1,388,525
Techtronic Industries Co. Ltd.	24,500	270,332
		10,317,833
INDIA — 5.1%
HDFC Bank Ltd. - ADR (a)	91,777	7,036,543
ICICI Bank Ltd. - ADR	245,727	8,266,256
Infosys Ltd. - ADR (a)	305,124	5,653,948
Wipro Ltd. - ADR (a)	1,510,909	4,562,945
		25,519,692
INDONESIA — 0.4%
Bank Mandiri Persero Tbk PT - ADR	87,101	1,037,373
Telkom Indonesia Persero Tbk PT - ADR	50,040	847,677
		1,885,050

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
IRELAND — 0.5%
AIB Group plc	100,681	$830,839
CRH plc	11,121	1,020,908
Smurfit WestRock plc	17,885	771,738
		2,623,485
ISRAEL — 0.6%
Check Point Software Technologies Ltd. (b)	2,999	663,529
CyberArk Software Ltd. (b)	2,342	952,913
ICL Group Ltd.	148,461	1,021,411
Nice Ltd. - ADR (a)(b)	1,568	264,851
		2,902,704
ITALY — 2.9%
Enel S.p.A.	63,194	599,708
Generali	24,438	869,228
Intesa Sanpaolo S.p.A. - ADR	2,566	88,912
Intesa Sanpaolo S.p.A.	463,209	2,668,061
Mediobanca Banca di Credito Finanziario S.p.A.	49,451	1,150,680
Moncler S.p.A.	10,592	604,136
Poste Italiane S.p.A.	51,414	1,104,586
Snam S.p.A.	250,989	1,519,289
Terna - Rete Elettrica Nazionale S.p.A.	263,787	2,711,770
UniCredit S.p.A.	49,517	3,321,504
		14,637,874
JAPAN — 15.1%
Advantest Corp.	19,200	1,423,069
Aeon Co. Ltd.	19,800	606,820
AGC, Inc.	7,700	225,846
Asahi Kasei Corp.	42,400	301,783
Asics Corp.	16,200	413,914
Astellas Pharma, Inc.	67,400	659,796
Bandai Namco Holdings, Inc.	22,000	788,326
Bridgestone Corp. (b)	61,556	2,516,723
Brothers Industries Ltd.	29,100	501,899
Canon, Inc.	22,800	661,170
Chugai Pharmaceutical Co. Ltd.	13,500	704,818
Dai Nippon Printing Co. Ltd.	122,636	1,861,272
Daifuku Co. Ltd.	17,400	449,648
Dai-ichi Life Holdings, Inc.	65,384	497,003
Daiichi Sankyo Co. Ltd.	40,030	927,258
Daiwa House Industry Co. Ltd.	58,000	1,992,697
Daiwa Securities Group, Inc.	81,800	580,845
Denso Corp.	101,400	1,368,185
Disco Corp.	2,500	740,480
ENEOS Holdings, Inc.	163,300	809,310
FANUC Corp.	11,000	298,568
Fast Retailing Co. Ltd.	4,200	1,439,779
FUJIFILM Holdings Corp. - ADR (a)	26,304	283,820
FUJIFILM Holdings Corp.	5,600	121,250
Fujitsu Ltd.	48,680	1,180,742
Hitachi Construction Machinery Co. Ltd.	7,800	232,394
Honda Motor Co. Ltd.	51,700	498,449
Hoya Corp. - ADR	1,273	151,563
Hoya Corp.	6,861	814,685
Hulic Co. Ltd.	33,900	341,883
Ibiden Co. Ltd.	11,500	504,757
Inpex Corp.	41,000	575,424
Japan Exchange Group, Inc.	26,000	263,335

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 15.1%, continued
Japan Real Estate Investment Corp.	255	$208,723
Kao Corp.	19,300	864,598
KDDI Corp. - ADR	43,814	749,877
Keyence Corp.	3,200	1,279,229
Kubota Corp.	65,600	739,636
Kyocera Corp.	28,900	347,039
Mitsubishi Corp.	86,700	1,732,129
Mitsubishi Estate Co. Ltd.	36,400	682,277
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	5,599	76,818
Mitsubishi UFJ Financial Group, Inc.	275,109	3,750,073
Mitsui OSK Lines Ltd.	6,700	223,739
MS&AD Insurance Group Holdings, Inc.	31,500	704,079
Murata Manufacturing Co. Ltd.	60,000	886,687
NEC Corp.	42,500	1,244,932
Nidec Corp.	18,200	353,621
Nintendo Co. Ltd. - ADR	96,172	2,310,051
Nintendo Co. Ltd.	3,000	288,040
Nippon Prologis REIT, Inc.	1,050	580,334
Nippon Yusen KK	14,300	514,353
Nitori Holdings Co. Ltd.	1,800	173,221
Nomura Holdings, Inc.	51,900	341,946
Nomura Real Estate Holdings, Inc.	56,000	327,947
Nomura Real Estate Master Fund, Inc.	271	276,850
Nomura Research Institute Ltd.	10,900	435,896
Oracle Corp. Japan	3,200	381,344
ORIX Corp.	16,800	379,054
Otsuka Holdings Co. Ltd.	7,700	381,694
Pan Pacific International Holdings Corp.	21,300	732,488
PDD Holdings, Inc. - ADR (b)	8,211	859,363
Recruit Holdings Co. Ltd.	33,150	1,949,102
Resona Holdings, Inc.	85,600	790,449
Ricoh Co. Ltd.	47,600	449,143
Seiko Epson Corp.	82,800	1,088,022
Sekisui House Ltd.	17,600	387,297
Seven & i Holdings Co. Ltd.	62,400	1,004,174
Shimadzu Corp.	28,000	692,124
Shimano, Inc.	2,884	418,051
Shin-Etsu Chemical Co. Ltd.	17,000	561,276
Shionogi & Co. Ltd.	13,200	237,589
SoftBank Group Corp. - ADR (a)	4,622	168,380
SoftBank Group Corp.	12,400	901,398
Sompo Holdings, Inc.	12,900	388,672
Sony Group Corp. - ADR (a)	101,690	2,646,991
Sony Group Corp.	10,000	259,958
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	88,295	1,334,137
Sumitomo Mitsui Financial Group, Inc.	39,600	996,993
Sumitomo Mitsui Trust Holdings, Inc.	39,200	1,042,438
Takeda Pharmaceutical Co. Ltd.	40,500	1,250,140
TDK Corp.	79,900	932,475
Terumo Corp.	21,944	402,644
Tokio Marine Holdings, Inc.	53,500	2,266,993
Tokyo Electron Ltd. - ADR	3,728	358,373
Tokyo Electron Ltd.	7,300	1,397,776
TOPPAN Holdings, Inc.	37,700	1,024,019
Toray Industries, Inc.	104,200	713,151
Toyota Motor Corp. - ADR (a)	8,479	1,460,593
USS Co. Ltd.	90,440	996,560
Yamaha Corp.	35,700	257,957

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
JAPAN — 15.1%, continued
Yamaha Motor Co. Ltd.	146,800	$1,098,325
Yokogawa Electric Corp.	36,800	982,899
		75,021,648
JERSEY — 0.2%
Experian plc - ADR	8,706	447,140
Experian plc	2,439	125,763
WPP plc	34,966	246,181
		819,084
MEXICO — 0.9%
Fomento Economico Mexicano S.A.B. de C.V. - ADR	13,580	1,398,469
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	2,661	611,019
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	3,153	1,005,397
Grupo Financiero Banorte S.A.B. de C.V. - ADR	14,433	661,031
Wal-Mart de Mexico S.A.B. de C.V. - ADR (a)	23,232	773,858
		4,449,774
NETHERLANDS — 2.0%
Adyen N.V. (b)	421	773,121
Akzo Nobel N.V. - ADR	2	47
Argenx SE - ADR (b)	1,526	841,162
ASML Holding N.V. (a)	6,542	5,242,693
Havas N.V.	46,775	80,412
Prosus N.V.	23,786	1,334,443
Randstad N.V.	15,950	737,165
Stellantis N.V.	21,320	214,053
Wolters Kluwer N.V.	5,065	846,993
		10,070,089
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	68,174	321,877
Meridian Energy Ltd.	203,696	733,199
		1,055,076
NORWAY — 1.1%
Aker BP ASA	80,076	2,046,504
DNB Bank ASA	30,272	837,245
Equinor ASA - ADR (a)	10,747	270,180
Norsk Hydro ASA	285,243	1,633,582
Yara International ASA	16,632	613,828
		5,401,339
PORTUGAL — 0.5%
Galp Energia SGPS S.A.	118,111	2,161,950
Jeronimo Martins SGPS S.A.	12,929	327,309
		2,489,259
RUSSIA — 0.0% (c)
Mobile TeleSystems PJSC - ADR (b)(d)(e)	86,910	869

SINGAPORE — 1.0%
BOC Aviation Ltd.	135,400	1,122,663
CapitaLand Ascott Trust	24	17
CapitaLand Integrated Commercial Trust	528,612	902,616
CapitaLand Investment Ltd.	183,000	381,481
City Developments Ltd.	152,800	623,771
DBS Group Holdings Ltd. - ADR	12,531	1,773,513
		4,804,061

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SOUTH AFRICA — 1.5%
Bid Corp. Ltd.	24,548	$648,147
FirstRand Ltd.	265,164	1,133,549
Mr Price Group Ltd.	70,832	888,024
MTN Group Ltd.	49,082	390,710
Naspers Ltd. - Class N - ADR	30,055	1,878,437
Reinet Investments SCA	16,974	552,409
Standard Bank Group Ltd.	126,812	1,628,242
Valterra Platinum Ltd. (b)	4,127	181,267
		7,300,785
SOUTH KOREA — 4.0%
Celltrion, Inc.	3,594	423,286
KB Financial Group, Inc. - ADR (a)	19,354	1,598,447
KB Financial Group, Inc.	3,184	261,135
KT Corp. - ADR	39,515	821,122
LG Chem Ltd.	1,639	255,476
LG Display Co. Ltd. - ADR (b)	1	3
NAVER Corp.	12,872	2,494,632
POSCO Holdings, Inc. - ADR (a)	1,694	82,142
POSCO Holdings, Inc.	3,560	684,470
Samsung Electronics Co. Ltd.	170,344	7,518,070
Shinhan Financial Group Co. Ltd. - ADR	10,792	487,582
Shinhan Financial Group Co. Ltd.	15,559	704,009
SK Hynix, Inc.	13,300	2,860,268
SK Telecom Co. Ltd. - ADR	2	47
Woori Financial Group, Inc. - ADR	34,279	1,704,695
		19,895,384
SPAIN — 2.7%
Aena S.M.E. S.A.	55,250	1,474,714
Amadeus IT Group S.A.	10,027	847,044
Banco Bilbao Vizcaya Argentaria S.A. - ADR (a)	24,792	381,053
Banco Bilbao Vizcaya Argentaria S.A.	17,790	273,913
Banco Santander S.A.	51,429	425,843
CaixaBank S.A.	173,802	1,505,842
Cellnex Telecom S.A.	17,677	688,257
Iberdrola S.A.	119,123	2,291,510
Industria de Diseno Textil S.A.	39,262	2,048,008
Naturgy Energy Group S.A.	12,657	402,834
Repsol S.A.	170,518	2,493,866
Telefónica S.A.	92,766	488,196
		13,321,080
SWEDEN — 1.4%
Atlas Copco AB - A Shares	46,116	745,568
Atlas Copco AB - Class A - ADR	5,893	95,054
Boliden AB (b)	39,793	1,243,603
Epiroc AB - Class A	21,893	476,424
Industrivarden AB - A Shares	23,389	850,334
Investor AB - B Shares	74,604	2,210,935
Securitas AB - B Shares	19,191	287,356
SKF AB - B Shares	15,859	364,313
Telefonaktiebolaget LM Ericsson - B Shares	76,365	652,613
		6,926,200
SWITZERLAND — 5.2%
ABB Ltd. - ADR	58,667	3,500,660
ABB Ltd.	5,783	346,590
Accelleron Industries AG	1,953	137,062
Alcon, Inc. (a)	5,312	468,943

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SWITZERLAND — 5.2%, continued
Amrize Ltd. (b)	8,532	$425,632
Geberit AG	1,300	1,023,873
Givaudan S.A.	208	1,008,765
Holcim Ltd.	8,532	633,619
Julius Baer Group Ltd.	9,346	634,024
Kuehne + Nagel International AG	2,093	453,253
Logitech International S.A.	4,776	430,461
Lonza Group AG	1,793	1,282,369
Nestlé S.A. - ADR	34,476	3,424,156
Partners Group Holding AG	161	210,654
Roche Holding AG - ADR	64,072	2,611,575
Roche Holding AG	1,214	396,299
Schindler Holding AG	829	301,184
Sika AG	3,364	915,348
Sonova Holding AG	1,807	538,927
Swiss Life Holding AG	1,691	1,712,016
Swiss Re AG	9,611	1,662,684
Swisscom AG	305	216,591
UBS Group AG	39,428	1,338,735
UBS Group AG	6,351	214,791
Zurich Insurance Group AG - ADR	53,580	1,876,907
Zurich Insurance Group AG	492	344,285
		26,109,403
TAIWAN — 7.0%
ASE Technology Holding Co. Ltd. - ADR (a)	153,655	1,587,256
AUO Corp. - ADR	115,722	570,510
Chunghwa Telecom Co. Ltd. - ADR	139,043	6,480,794
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	108,740	24,628,523
United Microelectronics Corp. - ADR (a)	177,976	1,361,516
		34,628,599
TURKEY — 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	161,575	977,529

UNITED KINGDOM — 7.9%
3i Group plc	68,813	3,894,055
Anglo American plc	35,518	1,046,935
Antofagasta plc	39,339	977,754
Ashtead Group plc	11,861	760,555
AstraZeneca plc - ADR	46,514	3,250,398
Aviva plc	75,450	641,419
Barratt Redrow plc	50,809	318,147
Burberry Group plc (b)	26,668	433,149
Coca-Cola Europacific Partners plc	21,706	2,012,580
Compass Group plc	35,682	1,208,551
GSK plc - ADR (a)	28,614	1,098,778
GSK plc	17,282	329,488
Haleon plc - ADR (a)	29,591	306,859
Halma plc	11,061	486,148
HSBC Holdings plc - ADR (a)	52,192	3,172,752
HSBC Holdings plc	27,340	330,691
Informa plc	116,498	1,289,698
J Sainsbury plc	86,209	343,080
Kingfisher plc	83,206	332,272
Legal & General Group plc	110,502	386,617
Lloyds Banking Group plc	437,921	460,455
London Stock Exchange Group plc	7,929	1,159,527

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
UNITED KINGDOM — 7.9%, continued
Mondi plc	17,227	$281,482
NatWest Group plc	148,065	1,039,794
PEARSON plc - ADR (a)	121,055	1,807,351
PEARSON plc	24,794	365,219
Reckitt Benckiser Group plc - ADR	20,450	280,779
Reckitt Benckiser Group plc	3,212	218,811
RELX plc - ADR	23,055	1,252,809
RELX plc	71,603	3,880,492
Rentokil Initial plc	71,438	344,652
Sage Group plc (The) - ADR	2,320	159,778
Sage Group plc (The)	14,027	240,869
Segro plc	49,056	459,194
Spirax Group plc	3,439	281,199
Tesco plc - ADR	293	4,905
Tesco plc	117,123	645,723
Unilever plc - ADR (a)	30,579	1,870,517
United Utilities Group plc	92,455	1,451,715
Vodafone Group plc	399,124	427,218
		39,252,415

TOTAL COMMON STOCKS (COST $287,816,016)		$489,045,986

	Coupon	Maturity	Par Value	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	$400,000	$393,992
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	620,000	595,516
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	200,000	196,839
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	880,000	863,838
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	180,000	172,596
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	830,000	823,775
Capital Impact Partners Investment (e)	4.500%	12/15/25	170,000	170,096
Capital Impact Partners Investment (e)	4.500%	06/15/26	830,000	830,870
Capital Impact Partners Investment (e)	5.000%	12/15/26	300,000	302,076
TOTAL CORPORATE NOTES (COST $4,410,000)				$4,349,598

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 4.25% (f) (COST $761,118)	761,118	$761,118

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 12.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (f)(g) (COST $62,970,844)	62,970,844	$62,970,844

TOTAL INVESTMENTS - (COST $355,957,978) — 112.0%		$557,127,546
LIABILITES IN EXCESS OF OTHER ASSETS — (12.0%)		(59,642,811)
NET ASSETS — 100.0%		$497,484,735

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $61,293,378 (Note 8).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total fair value of such securities was $869 as of June 30, 2025, representing 0.0% (c) of net assets.

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$400,000	$393,992	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	620,000	595,516	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	200,000	196,839	0.0	%(c)
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	880,000	863,838	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	180,000	172,596	0.0	%(c)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	830,000	823,775	0.2%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	170,000	170,096	0.0	%(c)
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	830,000	830,870	0.2%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	300,000	302,076	0.1%
Mobile TeleSystems PJSC - ADR	08/02/17	752,376	869	0.0	%(c)
		$5,162,376	$4,350,467	0.9%

(f)	The rate shown is the 7-day effective yield as of June 30, 2025.
(g)	The security was purchased with cash collateral received from securities on loan (Note 8).

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund

June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%
ADVERTISING & MARKETING — 0.1%
Omnicom Group, Inc.	6,559	$471,854

AEROSPACE & DEFENSE — 0.4%
HEICO Corp.	4,380	1,436,640
Howmet Aerospace, Inc.	1,690	314,560
		1,751,200
APPAREL & TEXTILE PRODUCTS — 0.3%
NIKE, Inc. - Class B	23,990	1,704,250

ASSET MANAGEMENT — 2.0%
Ameriprise Financial, Inc.	1,540	821,944
BlackRock, Inc.	3,332	3,496,101
Charles Schwab Corp. (The)	35,800	3,266,392
KKR & Co., Inc.	12,660	1,684,160
Raymond James Financial, Inc.	2,080	319,010
T. Rowe Price Group, Inc.	4,850	468,025
		10,055,632
AUTOMOTIVE — 0.4%
Ford Motor Co.	146,843	1,593,246
Tesla, Inc. (a)	730	231,892
		1,825,138
BANKING — 8.9%
Bank of America Corp.	173,310	8,201,029
Citigroup, Inc.	50,406	4,290,559
Citizens Financial Group, Inc.	12,820	573,695
Fifth Third Bancorp (b)	18,470	759,671
Huntington Bancshares, Inc.	48,680	815,877
JPMorgan Chase & Co.	71,665	20,776,400
KeyCorp	36,140	629,559
M&T Bank Corp.	8,184	1,587,614
PNC Financial Services Group, Inc. (The)	11,121	2,073,177
Regions Financial Corp.	36,930	868,593
Truist Financial Corp.	47,920	2,060,081
U.S. Bancorp	28,587	1,293,562
		43,929,817
BEVERAGES — 2.8%
Coca-Cola Co. (The)	99,190	7,017,692
Keurig Dr Pepper, Inc.	43,770	1,447,036
Monster Beverage Corp. (a)	3,740	234,274
PepsiCo, Inc.	39,349	5,195,642
		13,894,644
BIOTECH & PHARMA — 6.8%
AbbVie, Inc.	45,710	8,484,690
Amgen, Inc.	12,830	3,582,265
Biogen, Inc. (a)	5,690	714,607
Bristol-Myers Squibb Co.	41,770	1,933,533
Eli Lilly & Co.	440	342,993
Gilead Sciences, Inc.	34,790	3,857,167
Johnson & Johnson	49,661	7,585,718
Merck & Co., Inc.	65,240	5,164,399
Regeneron Pharmaceuticals, Inc.	3,030	1,590,750
Vertex Pharmaceuticals, Inc. (a)	790	351,708
		33,607,830
CABLE & SATELLITE — 0.9%
Charter Communications, Inc. - Class A (a)(b)	1,410	576,422

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
CABLE & SATELLITE — 0.9%, continued
Comcast Corp. - Class A	114,240	$4,077,226
		4,653,648
CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	2,357	664,815
Dow, Inc. (b)	38,700	1,024,776
DuPont de Nemours, Inc.	7,128	488,909
Ecolab, Inc.	2,840	765,210
International Flavors & Fragrances, Inc.	6,912	508,378
Linde plc	9,776	4,586,704
LyondellBasell Industries N.V. - Class A (b)	59,390	3,436,305
		11,475,097
COMMERCIAL SUPPORT SERVICES — 1.3%
Republic Services, Inc.	11,450	2,823,684
Rollins, Inc.	4,330	244,299
Waste Connections, Inc.	2,270	423,854
Waste Management, Inc.	13,900	3,180,598
		6,672,435
CONSTRUCTION MATERIALS — 0.4%
CRH plc	15,980	1,466,964
Martin Marietta Materials, Inc.	760	417,210
		1,884,174
CONTAINERS & PACKAGING — 0.4%
Ball Corp.	9,860	553,047
International Paper Co.	20,160	944,093
Packaging Corp. of America	2,430	457,934
		1,955,074
DIVERSIFIED INDUSTRIALS — 1.5%
Dover Corp.	5,243	960,675
Emerson Electric Co. (b)	19,394	2,585,802
Illinois Tool Works, Inc.	14,815	3,663,009
		7,209,486
E-COMMERCE DISCRETIONARY — 0.2%
eBay, Inc.	12,910	961,279

ELECTRIC UTILITIES — 4.4%
American Electric Power Co., Inc.	11,980	1,243,045
CenterPoint Energy, Inc. (b)	10,020	368,135
Consolidated Edison, Inc.	10,621	1,065,817
Dominion Energy, Inc.	17,170	970,449
DTE Energy Co.	4,300	569,578
Duke Energy Corp.	24,994	2,949,292
Edison International	14,617	754,237
Entergy Corp.	8,670	720,650
Eversource Energy	4,560	290,107
Exelon Corp.	27,760	1,205,339
FirstEnergy Corp.	8,440	339,794
NextEra Energy, Inc.	45,560	3,162,775
PPL Corp.	22,540	763,881
Sempra	22,746	1,723,465
Southern Co. (The)	34,801	3,195,776
Vistra Corp.	7,060	1,368,299
WEC Energy Group, Inc.	4,050	422,010
Xcel Energy, Inc.	9,014	613,853
		21,726,502

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
ELECTRICAL EQUIPMENT — 3.5%
AMETEK, Inc.	4,000	$723,840
Carrier Global Corp.	22,180	1,623,354
Johnson Controls International plc	31,287	3,304,533
Keysight Technologies, Inc. (a)	2,750	450,615
Otis Worldwide Corp.	16,780	1,661,556
Rockwell Automation, Inc.	9,390	3,119,076
TE Connectivity plc	10,800	1,821,636
Trane Technologies plc	10,350	4,527,193
		17,231,803
ENTERTAINMENT CONTENT — 1.5%
Electronic Arts, Inc.	4,550	726,635
Fox Corp. - Class B	8,540	440,920
Walt Disney Co. (The)	43,289	5,368,269
Warner Bros. Discovery, Inc. (a)	69,357	794,831
		7,330,655
FOOD — 1.4%
General Mills, Inc.	4,620	239,362
Hormel Foods Corp.	7,840	237,160
Kellanova	12,810	1,018,780
Kraft Heinz Co. (The)	38,330	989,681
Mondelez International, Inc. - Class A	56,962	3,841,517
Tyson Foods, Inc. - Class A	6,380	356,897
		6,683,397
GAS & WATER UTILITIES — 0.4%
American Water Works Co., Inc.	10,540	1,466,220
NiSource, Inc.	6,930	279,556
		1,745,776
HEALTH CARE FACILITIES & SERVICES — 3.3%
Cardinal Health, Inc.	12,030	2,021,040
Cencora, Inc.	5,450	1,634,182
Centene Corp. (a)	17,990	976,497
CVS Health Corp.	36,604	2,524,944
Elevance Health, Inc.	6,300	2,450,448
Humana, Inc.	3,700	904,576
IQVIA Holdings, Inc. (a)	340	53,581
Labcorp Holdings, Inc.	4,820	1,265,298
McKesson Corp.	3,834	2,809,479
Molina Healthcare, Inc. (a)	800	238,320
Quest Diagnostics, Inc. (b)	8,530	1,532,244
		16,410,609
HOME CONSTRUCTION — 0.5%
D.R. Horton, Inc.	6,900	889,548
Lennar Corp. - Class A	2,480	274,313
Masco Corp.	3,870	249,073
NVR, Inc. (a)	50	369,283
PulteGroup, Inc.	4,530	477,734
		2,259,951
HOUSEHOLD PRODUCTS — 3.1%
Church & Dwight Co., Inc.	4,090	393,090
Colgate-Palmolive Co.	25,760	2,341,584
Estée Lauder Cos., Inc. (The) - Class A (b)	10,860	877,488
Kenvue, Inc.	45,380	949,803
Kimberly-Clark Corp.	6,250	805,750

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
HOUSEHOLD PRODUCTS — 3.1%, continued
Procter & Gamble Co. (The)	62,706	$9,990,320
		15,358,035
INDUSTRIAL SUPPORT SERVICES — 0.6%
Fastenal Co.	13,360	561,120
Ferguson Enterprises, Inc.	3,720	810,030
United Rentals, Inc.	1,120	843,808
W.W. Grainger, Inc.	870	905,009
		3,119,967
INSTITUTIONAL FINANCIAL SERVICES — 4.5%
Bank of New York Mellon Corp. (The)	32,984	3,005,172
CME Group, Inc.	8,040	2,215,985
Goldman Sachs Group, Inc. (The)	8,730	6,178,658
Intercontinental Exchange, Inc.	17,620	3,232,741
Morgan Stanley	32,291	4,548,510
Nasdaq, Inc.	7,520	672,438
Northern Trust Corp.	10,217	1,295,414
State Street Corp.	8,990	955,997
		22,104,915
INSURANCE — 7.4%
Aflac, Inc.	21,650	2,283,209
Allstate Corp. (The)	12,509	2,518,187
American International Group, Inc.	19,777	1,692,714
Aon plc - Class A	1,220	435,247
Arch Capital Group Ltd.	12,560	1,143,588
Arthur J. Gallagher & Co.	7,260	2,324,071
Berkley (W.R.) Corp.	14,737	1,082,727
Brown & Brown, Inc.	9,530	1,056,591
Chubb Ltd.	12,990	3,763,463
Cincinnati Financial Corp.	7,072	1,053,162
Corebridge Financial, Inc.	16,250	576,875
Everest Group Ltd.	1,820	618,527
Hartford Insurance Group, Inc. (The)	10,830	1,374,002
Loews Corp.	5,440	498,630
Markel Group, Inc. (a)	710	1,418,126
Marsh & McLennan Cos., Inc.	12,630	2,761,423
MetLife, Inc.	23,723	1,907,804
Principal Financial Group, Inc.	4,630	367,761
Progressive Corp. (The)	18,340	4,894,212
Prudential Financial, Inc.	13,740	1,476,226
Travelers Cos., Inc. (The)	9,403	2,515,679
Willis Towers Watson plc	1,780	545,570
		36,307,794
INTERNET MEDIA & SERVICES — 0.3%
Alphabet, Inc. - Class C	3,320	588,935
Booking Holdings, Inc.	60	347,355
Meta Platforms, Inc. - Class A	660	487,139
		1,423,429
LEISURE FACILITIES & SERVICES — 0.6%
Carnival Corp. (a)(b)	18,750	527,250
Darden Restaurants, Inc.	1,730	377,088
McDonald’s Corp.	3,870	1,130,698
Royal Caribbean Cruises Ltd. (b)	2,400	751,536
		2,786,572
LEISURE PRODUCTS — 0.1%
Axon Enterprise, Inc. (a)	480	397,411

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
MACHINERY — 1.7%
Deere & Co.	8,287	$4,213,856
Ingersoll-Rand, Inc. (b)	21,610	1,797,520
Veralto Corp.	3,180	321,021
Xylem, Inc.	14,930	1,931,345
		8,263,742
MEDICAL EQUIPMENT & DEVICES — 5.0%
Abbott Laboratories	45,450	6,181,654
Becton, Dickinson and Co.	4,430	763,067
Boston Scientific Corp. (a)	21,060	2,262,055
Danaher Corp.	19,610	3,873,759
Edwards Lifesciences Corp. (a)	16,960	1,326,442
GE HealthCare Technologies, Inc.	9,910	734,034
Intuitive Surgical, Inc. (a)	1,510	820,549
Medtronic plc	33,790	2,945,474
STERIS plc	1,360	326,699
Stryker Corp.	3,450	1,364,924
Thermo Fisher Scientific, Inc.	10,104	4,096,768
Zimmer Biomet Holdings, Inc.	20	1,824
		24,697,249
METALS & MINING — 0.4%
Newmont Corp.	34,260	1,995,988

OIL & GAS PRODUCERS — 5.5%
ConocoPhillips	75,664	6,790,087
Devon Energy Corp.	50,390	1,602,906
Diamondback Energy, Inc.	7,020	964,548
EOG Resources, Inc.	33,170	3,967,464
EQT Corp.	5,980	348,754
Kinder Morgan, Inc.	134,170	3,944,598
ONEOK, Inc.	17,380	1,418,729
Phillips 66	25,460	3,037,378
Valero Energy Corp.	18,770	2,523,063
Williams Cos., Inc. (The)	43,780	2,749,822
		27,347,349
OIL & GAS SERVICES & EQUIPMENT — 0.8%
Baker Hughes Co.	45,750	1,754,055
Schlumberger Ltd.	65,696	2,220,525
		3,974,580
REAL ESTATE SERVICES — 0.2%
CBRE Group, Inc. - Class A (a)	7,370	1,032,684

REITS — 2.0%
Alexandria Real Estate Equities, Inc.	6,290	456,843
AvalonBay Communities, Inc.	2,190	445,665
Digital Realty Trust, Inc.	6,060	1,056,440
Equity Residential	6,790	458,257
Extra Space Storage, Inc.	2,380	350,907
Iron Mountain, Inc.	9,120	935,438
Prologis, Inc.	17,620	1,852,214
Public Storage	1,300	381,446
Realty Income Corp.	10,720	617,579
Simon Property Group, Inc.	7,319	1,176,603
Ventas, Inc. (b)	9,610	606,872
Welltower, Inc.	2,990	459,653
Weyerhaeuser Co.	41,160	1,057,400
		9,855,317

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
RENEWABLE ENERGY — 0.1%
First Solar, Inc. (a)	1,640	$271,486

RETAIL - CONSUMER STAPLES — 3.1%
Costco Wholesale Corp.	1,230	1,217,626
Dollar General Corp.	3,010	344,284
Dollar Tree, Inc. (a)	4,360	431,814
Kroger Co. (The)	20,514	1,471,469
Target Corp. (b)	8,470	835,566
Walmart, Inc.	114,080	11,154,742
		15,455,501
RETAIL - DISCRETIONARY — 2.4%
AutoZone, Inc. (a)	80	296,978
Best Buy Co., Inc.	7,730	518,915
Home Depot, Inc. (The)	21,972	8,055,814
Lowe’s Cos., Inc.	12,570	2,788,906
Ulta Beauty, Inc. (a)	500	233,910
		11,894,523
SEMICONDUCTORS — 2.8%
Advanced Micro Devices, Inc. (a)	2,120	300,828
Broadcom, Inc.	4,990	1,375,493
Intel Corp.	98,808	2,213,299
Microchip Technology, Inc.	9,960	700,885
Micron Technology, Inc.	27,480	3,386,910
NVIDIA Corp.	1,750	276,483
ON Semiconductor Corp. (a)	4,530	237,417
QUALCOMM, Inc.	24,460	3,895,500
Texas Instruments, Inc.	6,810	1,413,892
		13,800,707
SOFTWARE — 3.3%
Gen Digital, Inc.	18,410	541,254
Microsoft Corp.	7,740	3,849,954
Oracle Corp.	37,372	8,170,640
Roper Technologies, Inc.	4,390	2,488,428
Salesforce, Inc.	1,060	289,051
Synopsys, Inc. (a)	520	266,594
Veeva Systems, Inc. - Class A (a)	1,430	411,811
Zoom Communications, Inc. (a)	4,240	330,635
		16,348,367
SPECIALTY FINANCE — 1.5%
American Express Co.	9,744	3,108,141
Capital One Financial Corp.	15,730	3,346,715
Fidelity National Financial, Inc.	7,700	431,662
Synchrony Financial	9,950	664,063
		7,550,581
STEEL — 0.2%
Nucor Corp.	6,410	830,351
Steel Dynamics, Inc. (b)	3,010	385,310
		1,215,661
TECHNOLOGY HARDWARE — 2.6%
Apple, Inc.	1,580	324,168
Arista Networks, Inc. (a)	2,770	283,399
Cisco Systems, Inc.	98,040	6,802,015
Corning, Inc.	32,890	1,729,685
Dell Technologies, Inc. - Class C	8,240	1,010,224
Hewlett Packard Enterprise Co.	30,160	616,772

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.9%, continued
TECHNOLOGY HARDWARE — 2.6%, continued
HP, Inc.	31,280	$765,109
Seagate Technology Holdings plc	2,560	369,485
Western Digital Corp.	5,230	334,668
Zebra Technologies Corp. - Class A (a)	1,360	419,369
		12,654,894
TECHNOLOGY SERVICES — 2.1%
Accenture plc - Class A	10,390	3,105,467
Cognizant Technology Solutions Corp. - Class A	9,430	735,823
Fidelity National Information Services, Inc.	4,290	349,249
Fiserv, Inc. (a)	8,480	1,462,037
Global Payments, Inc.	4,430	354,577
Paychex, Inc.	3,334	484,963
PayPal Holdings, Inc. (a)	21,540	1,600,853
S&P Global, Inc.	1,790	943,849
TransUnion	4,310	379,280
Verisk Analytics, Inc.	1,070	333,305
Visa, Inc. - Class A	1,440	511,272
		10,260,675
TELECOMMUNICATIONS — 2.0%
AT&T, Inc.	174,986	5,064,095
T-Mobile US, Inc.	5,950	1,417,647
Verizon Communications, Inc.	81,980	3,547,274
		10,029,016
TRANSPORTATION & LOGISTICS — 2.2%
CSX Corp. (b)	21,990	717,534
Delta Air Lines, Inc.	26,930	1,324,417
FedEx Corp.	4,520	1,027,441
Norfolk Southern Corp.	5,330	1,364,320
Southwest Airlines Co. (b)	28,470	923,567
Union Pacific Corp.	10,750	2,473,360
United Airlines Holdings, Inc. (a)	11,600	923,708
United Parcel Service, Inc. - Class B	20,800	2,099,552
		10,853,899
TRANSPORTATION EQUIPMENT — 0.4%
PACCAR, Inc.	14,850	1,411,641
Westinghouse Air Brake Technologies Corp.	3,020	632,237
		2,043,878
WHOLESALE - CONSUMER STAPLES — 0.3%
Archer-Daniels-Midland Co.	16,230	856,619
Sysco Corp.	7,490	567,293
		1,423,912

TOTAL COMMON STOCKS (COST $344,728,775)		$487,908,383

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (c)	2.500%	12/15/25	$450,000	$443,242
Calvert Impact Capital, Inc. (c)	4.000%	06/15/28	350,000	336,178

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%, continued
COMMUNITY DEVELOPMENT — 0.9%, continued
Calvert Impact Capital, Inc. (c)	5.000%	06/15/29	$830,000	$814,756
Calvert Impact Capital, Inc. (c)	4.500%	12/14/29	150,000	143,830
Calvert Impact Capital, Inc. (c)	4.500%	06/14/30	290,000	287,825
Capital Impact Partners Investment (c)	4.500%	12/15/25	150,000	150,085
Capital Impact Partners Investment (c)	4.500%	06/15/26	290,000	290,304
Capital Impact Partners Investment (c)	5.000%	12/15/26	1,000,000	1,006,922
TOTAL CORPORATE NOTES (COST $4,310,000)				$4,260,497

	Shares	Fair Value
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 4.25% (d) (COST $1,228,724)	1,228,724	$1,228,724

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 2.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (d)(e) (COST $12,273,381)	12,273,381	$12,273,381

TOTAL INVESTMENTS - (COST $362,540,880) — 102.5%		$505,670,985
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5%)		(12,179,078)
NET ASSETS — 100.0%		$493,491,907

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $12,010,302 (Note 8).

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2025 (unaudited)

(c)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$450,000	$443,242	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	350,000	336,178	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	800,000	787,355	0.2%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	830,000	814,756	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	150,000	143,830	0.0	%(f)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	290,000	287,825	0.0	%(f)
Capital Impact Partners Investment, 4.500%, 12/15/25	12/16/24	150,000	150,085	0.0	%(f)
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	290,000	290,304	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	1,000,000	1,006,922	0.2%
		$4,310,000	$4,260,497	0.9%

(d)	The rate shown is the 7-day effective yield as of June 30, 2025.
(e)	The security was purchased with cash collateral received from securities on loan (Note 8).
(f)	Percentage rounds to less than 0.1%.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund

June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.1%
ADVERTISING & MARKETING — 0.2%
Trade Desk, Inc. (The) - Class A (a)	16,710	$1,202,953

AEROSPACE & DEFENSE — 0.5%
HEICO Corp.	4,450	1,459,600
Howmet Aerospace, Inc.	8,650	1,610,025
		3,069,625
ASSET MANAGEMENT — 0.6%
Ares Management Corp. - Class A	290	50,228
LPL Financial Holdings, Inc.	2,640	989,921
Robinhood Markets, Inc. - Class A (a)	34,060	3,189,038
		4,229,187
AUTOMOTIVE — 2.8%
Tesla, Inc. (a)	60,340	19,167,604

BEVERAGES — 0.1%
PepsiCo, Inc.	7,760	1,024,630

BIOTECH & PHARMA — 3.2%
AbbVie, Inc.	7,461	1,384,911
Alnylam Pharmaceuticals, Inc. (a)	2,970	968,487
Eli Lilly & Co.	20,910	16,299,972
Merck & Co., Inc.	7,191	569,240
Vertex Pharmaceuticals, Inc. (a)	4,274	1,902,785
Zoetis, Inc.	3,580	558,301
		21,683,696
CHEMICALS — 0.5%
Linde plc	7,048	3,306,781

COMMERCIAL SUPPORT SERVICES — 0.4%
Cintas Corp.	9,350	2,083,835
Republic Services, Inc.	3,500	863,135
		2,946,970
DIVERSIFIED INDUSTRIALS — 0.1%
Illinois Tool Works, Inc.	3,444	851,529

E-COMMERCE DISCRETIONARY — 5.8%
Amazon.com, Inc. (a)	175,000	38,393,250
eBay, Inc.	8,540	635,888
		39,029,138
ELECTRICAL EQUIPMENT — 1.5%
Amphenol Corp. - Class A	14,484	1,430,295
GE Vernova, Inc.	5,900	3,121,985
Keysight Technologies, Inc. (a)	3,981	652,327
Rockwell Automation, Inc.	2,288	760,005
Trane Technologies plc	7,160	3,131,855
Veritiv Holdings Co.	5,200	667,732
		9,764,199
ENGINEERING & CONSTRUCTION — 0.1%
Quanta Services, Inc.	1,600	604,928

ENTERTAINMENT CONTENT — 0.4%
AppLovin Corp. - Class A (a)	6,660	2,331,533
Electronic Arts, Inc.	3,445	550,166
		2,881,699

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
GAS & WATER UTILITIES — 0.0% (b)
NiSource, Inc.	6,850	$276,329

HEALTH CARE FACILITIES & SERVICES — 0.4%
Cencora, Inc.	2,140	641,679
Elevance Health, Inc.	1,080	420,077
McKesson Corp.	1,910	1,399,610
		2,461,366
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.	4,057	368,781

INDUSTRIAL SUPPORT SERVICES — 0.4%
W.W. Grainger, Inc.	2,530	2,631,807

INSTITUTIONAL FINANCIAL SERVICES — 0.6%
Coinbase Global, Inc. - Class A (a)	4,480	1,570,195
Interactive Brokers Group, Inc. - Class A	25,520	1,414,063
Nasdaq, Inc.	8,490	759,176
Tradeweb Markets, Inc. - Class A (c)	3,740	547,536
		4,290,970
INSURANCE — 0.5%
Aon plc - Class A	2,560	913,306
Arch Capital Group Ltd.	5,760	524,448
Brown & Brown, Inc.	4,740	525,524
Progressive Corp. (The)	5,690	1,518,433
		3,481,711
INTERNET MEDIA & SERVICES — 15.6%
Airbnb, Inc. - Class A (a)	5,790	766,249
Alphabet, Inc. - Class A	124,440	21,930,061
Alphabet, Inc. - Class C	97,310	17,261,821
Booking Holdings, Inc.	830	4,805,069
DoorDash, Inc. - Class A (a)	10,120	2,494,681
Expedia Group, Inc.	1,970	332,300
Meta Platforms, Inc. - Class A	45,180	33,346,906
Netflix, Inc. (a)	11,520	15,426,778
Pinterest, Inc. - Class A (a)	22,240	797,526
ROBLOX Corp. - Class A (a)	19,330	2,033,516
Uber Technologies, Inc. (a)	50,480	4,709,784
VeriSign, Inc.	3,210	927,048
		104,831,739
LEISURE FACILITIES & SERVICES — 1.6%
Chipotle Mexican Grill, Inc. (a)	35,120	1,971,988
Hilton Worldwide Holdings, Inc.	7,350	1,957,599
Live Nation Entertainment, Inc. (a)(c)	5,560	841,117
Marriott International, Inc. - Class A	4,660	1,273,159
McDonald’s Corp.	7,547	2,205,007
Royal Caribbean Cruises Ltd. (c)	4,160	1,302,662
Starbucks Corp.	12,372	1,133,646
Yum! Brands, Inc.	140	20,745
		10,705,923
LEISURE PRODUCTS — 0.3%
Axon Enterprise, Inc. (a)	2,700	2,235,438

MACHINERY — 0.4%
Deere & Co.	3,936	2,001,417

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
MACHINERY — 0.4%, continued
Veralto Corp.	5,884	$593,990
		2,595,407
MEDICAL EQUIPMENT & DEVICES — 2.6%
Agilent Technologies, Inc.	4,905	578,839
Boston Scientific Corp. (a)	29,440	3,162,150
Danaher Corp.	9,764	1,928,781
DexCom, Inc. (a)	6,210	542,071
IDEXX Laboratories, Inc. (a)	1,700	911,778
Insulet Corp. (a)	770	241,919
Intuitive Surgical, Inc. (a)	6,730	3,657,149
Mettler-Toledo International, Inc. (a)	550	646,096
ResMed, Inc. (c)	2,090	539,220
Stryker Corp.	4,760	1,883,199
Thermo Fisher Scientific, Inc.	6,355	2,576,698
Waters Corp. (a)	1,646	574,520
		17,242,420
OIL & GAS PRODUCERS — 0.2%
EQT Corp.	14,680	856,138
Kinder Morgan, Inc.	11,560	339,864
		1,196,002
OIL & GAS SERVICES & EQUIPMENT — 0.3%
Baker Hughes Co.	30,530	1,170,520
Schlumberger Ltd.	17,760	600,288
		1,770,808
REITS — 0.9%
American Tower Corp.	5,412	1,196,160
Equinix, Inc.	1,777	1,413,550
Iron Mountain, Inc.	8,670	889,282
Texas Pacific Land Corp.	500	528,195
Welltower, Inc.	11,430	1,757,134
		5,784,321
RENEWABLE ENERGY — 0.1%
First Solar, Inc. (a)(c)	3,450	571,113

RETAIL - CONSUMER STAPLES — 1.5%
Costco Wholesale Corp.	9,353	9,258,909
Walmart, Inc.	7,770	759,750
		10,018,659
RETAIL - DISCRETIONARY — 2.7%
AutoZone, Inc. (a)	659	2,446,360
Carvana Co. (a)	4,400	1,482,624
Cloudflare, Inc. - Class A (a)	9,380	1,836,885
Home Depot, Inc. (The)	13,406	4,915,176
Lowe’s Cos., Inc.	6,789	1,506,275
O’Reilly Automotive, Inc. (a)	27,150	2,447,030
TJX Cos., Inc. (The)	25,503	3,149,365
Tractor Supply Co.	10,300	543,531
		18,327,246
SEMICONDUCTORS — 19.4%
Advanced Micro Devices, Inc. (a)	32,806	4,655,172
Applied Materials, Inc.	22,816	4,176,925
Broadcom, Inc.	107,960	29,759,174
Intel Corp.	15,480	346,752
KLA Corp.	3,030	2,714,092

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
SEMICONDUCTORS — 19.4%, continued
Lam Research Corp.	28,890	$2,812,153
Marvell Technology, Inc.	22,460	1,738,404
Monolithic Power Systems, Inc.	1,690	1,236,032
NVIDIA Corp.	512,910	81,034,651
QUALCOMM, Inc.	9,790	1,559,155
Texas Instruments, Inc. (c)	1,600	332,192
		130,364,702
SOFTWARE — 17.0%
Adobe, Inc. (a)	7,597	2,939,127
ANSYS, Inc. (a)	2,190	769,172
Atlassian Corp. - Class A (a)	1,630	331,037
Autodesk, Inc. (a)	1,580	489,121
Cadence Design Systems, Inc. (a)	10,624	3,273,786
CoreWeave, Inc. - Class A (a)	1,360	221,762
Crowdstrike Holdings, Inc. - Class A (a)	6,320	3,218,839
Fortinet, Inc. (a)	19,070	2,016,080
HubSpot, Inc. (a)	970	539,931
Intuit, Inc.	6,540	5,151,100
Microsoft Corp.	128,238	63,786,863
MicroStrategy, Inc. - Class A (a)	5,890	2,380,915
MongoDB, Inc. (a)	2,700	566,973
OKTA, Inc. (a)	5,300	529,841
Oracle Corp.	24,170	5,284,287
Palo Alto Networks, Inc. (a)	14,120	2,889,517
Salesforce, Inc.	18,010	4,911,147
ServiceNow, Inc. (a)	6,293	6,469,707
Snowflake, Inc. - Class A (a)	8,540	1,910,996
Synopsys, Inc. (a)	6,460	3,311,913
Tyler Technologies, Inc. (a)	1,770	1,049,327
Veeva Systems, Inc. - Class A (a)	2,490	717,070
Workday, Inc. - Class A (a)	1,160	278,400
Zscaler, Inc. (a)	3,130	982,632
		114,019,543
SPECIALTY FINANCE — 0.3%
American Express Co.	6,050	1,929,829

TECHNOLOGY HARDWARE — 11.4%
Apple, Inc.	346,548	71,101,253
Arista Networks, Inc. (a)	29,760	3,044,746
Datadog, Inc. - Class A (a)	7,580	1,018,221
NetApp, Inc.	5,800	617,990
Super Micro Computer, Inc. (a)(c)	12,010	588,610
		76,370,820
TECHNOLOGY SERVICES — 6.1%
Accenture plc - Class A	9,379	2,803,289
Automatic Data Processing, Inc.	8,450	2,605,980
Block, Inc. (a)	7,480	508,116
Broadridge Financial Solutions, Inc.	2,596	630,906
CoStar Group, Inc. (a)	6,590	529,836
Equifax, Inc.	1,260	326,806
Fair Isaac Corp. (a)	920	1,681,723
Fiserv, Inc. (a)	11,266	1,942,371
Mastercard, Inc. - Class A	17,176	9,651,882
Moody’s Corp.	3,375	1,692,866
MSCI, Inc.	1,797	1,036,402
S&P Global, Inc.	4,794	2,527,828

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.1%, continued
TECHNOLOGY SERVICES — 6.1%, continued
Verisk Analytics, Inc.	1,700	$529,550
Visa, Inc. - Class A	40,713	14,455,151
		40,922,706
TELECOMMUNICATIONS — 0.1%
T-Mobile US, Inc.	4,420	1,053,109

TRANSPORTATION & LOGISTICS — 0.3%
Old Dominion Freight Line, Inc.	5,900	957,570
Union Pacific Corp.	3,911	899,843
		1,857,413
WHOLESALE - DISCRETIONARY — 0.1%
Copart, Inc. (a)	20,652	1,013,394

TOTAL COMMON STOCKS (COST $240,049,950)		$666,084,495

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (d)	2.500%	12/15/25	$500,000	$492,491
Calvert Impact Capital, Inc. (d)	4.000%	06/15/28	750,000	720,382
Calvert Impact Capital, Inc. (d)	5.000%	12/15/28	450,000	442,887
Calvert Impact Capital, Inc. (d)	5.000%	06/15/29	1,270,000	1,246,675
Calvert Impact Capital, Inc. (d)	4.500%	12/14/29	450,000	431,490
Calvert Impact Capital, Inc. (d)	4.500%	06/14/30	760,000	754,300
Capital Impact Partners Investment (d)	4.500%	12/15/25	450,000	450,254
Capital Impact Partners Investment (d)	4.500%	06/15/26	760,000	760,797
Capital Impact Partners Investment (d)	5.000%	12/15/26	500,000	503,461
TOTAL CORPORATE NOTES (COST $5,890,000)				$5,802,737

	Shares	Fair Value
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 4.25% (e) (COST $828,471)	828,471	$828,471

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 0.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (e)(f) (COST $4,872,000)	4,872,000	$4,872,000

TOTAL INVESTMENTS - (COST $251,640,421) — 100.8%		$677,587,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8%)		(5,398,566)
NET ASSETS — 100.0%		$672,189,137

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $4,868,842 (Note 8).

(d)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$500,000	$492,491	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	750,000	720,382	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	450,000	442,887	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	1,270,000	1,246,675	0.2%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	450,000	431,490	0.0	%(b)
Calvert Impact Capital, Inc., 4.500%, 06/14/30	12/13/24	760,000	754,300	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	06/20/23	450,000	450,254	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	12/16/24	760,000	760,797	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	500,000	503,461	0.1%
		$5,890,000	$5,802,737	0.9%

(e)	The rate shown is the 7-day effective yield as of June 30, 2025.
(f)	The security was purchased with cash collateral received from securities on loan (Note 8).

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund

June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%
ADVERTISING & MARKETING — 0.4%
Interpublic Group of Cos., Inc. (The)	11,340	$277,603
Omnicom Group, Inc.	7,420	533,795
		811,398
AEROSPACE & DEFENSE — 0.1%
Loar Holdings, Inc. (a)	1,460	125,808

APPAREL & TEXTILE PRODUCTS — 1.3%
Crocs, Inc. (a)	1,490	150,907
Deckers Outdoor Corp. (a)	5,650	582,346
Kontoor Brands, Inc.	4,770	314,677
Oxford Industries, Inc.	2,295	92,374
Ralph Lauren Corp.	1,040	285,251
Skechers U.S.A., Inc. - Class A (a)	2,650	167,215
Tapestry, Inc.	5,540	486,467
Under Armour, Inc. - Class A (a)(b)	21,000	143,430
Wolverine World Wide, Inc. (b)	9,880	178,630
		2,401,297
ASSET MANAGEMENT — 1.9%
Artisan Partners Asset Management, Inc. - Class A (b)	3,310	146,732
Carlyle Group, Inc. (The) (b)	7,720	396,808
Franklin Resources, Inc.	42,270	1,008,140
GitLab, Inc. - Class A (a)(b)	3,930	177,282
Invesco Ltd.	13,310	209,899
Janus Henderson Group plc	4,360	169,343
Jefferies Financial Group, Inc.	6,260	342,359
StepStone Group, Inc. - Class A	5,670	314,685
Stifel Financial Corp.	2,230	231,429
TPG, Inc. (b)	3,900	204,555
Virtus Investment Partners, Inc.	920	166,888
WisdomTree, Inc. (b)	21,350	245,739
		3,613,859
AUTOMOTIVE — 1.3%
Aptiv plc (a)	8,810	601,018
BorgWarner, Inc.	5,940	198,871
Dana, Inc.	17,040	292,236
Dorman Products, Inc. (a)(b)	2,970	364,330
Harley-Davidson, Inc.	6,260	147,736
Lear Corp.	1,460	138,671
Lucid Group, Inc. (a)(b)	42,510	89,696
Modine Manufacturing Co. (a)	1,320	130,020
Phinia, Inc.	3,280	145,927
Rivian Automotive, Inc. - Class A (a)(b)	25,410	349,134
		2,457,639
BANKING — 5.5%
Ameris Bancorp	6,014	389,106
Atlantic Union Bankshares Corp.	4,240	132,627
Axos Financial, Inc. (a)	5,330	405,293
BancFirst Corp.	2,790	344,900
Bank of Hawaii Corp.	3,580	241,757
Bank OZK	3,190	150,121
Banner Corp. (b)	1,910	122,526
Berkshire Hills Bancorp, Inc.	7,000	175,280
Cathay General Bancorp	3,980	181,209
City Holding Co.	2,750	336,655
Columbia Banking System, Inc. (b)	4,960	115,965

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
BANKING — 5.5%, continued
Comerica, Inc.	6,780	$404,427
Cullen/Frost Bankers, Inc.	1,230	158,104
CVB Financial Corp.	10,060	199,087
East West Bancorp, Inc. (b)	3,480	351,410
First BanCorp	18,880	393,270
First Citizens BancShares, Inc. - Class A	260	508,682
First Financial Bancorp	6,900	167,394
First Hawaiian, Inc.	9,470	236,371
First Horizon Corp.	14,190	300,828
Flagstar Financial, Inc.	21,850	231,610
Fulton Financial Corp.	7,890	142,336
Hancock Whitney Corp.	2,130	122,262
Independent Bank Corp.	2,280	143,378
National Bank Holdings Corp. - Class A	3,640	136,900
NBT Bancorp, Inc.	3,250	135,038
Northwest Bancshares, Inc.	12,440	158,983
OFG Bancorp	7,230	309,444
Park National Corp.	2,050	342,883
Pinnacle Financial Partners, Inc.	1,450	160,095
Popular, Inc.	1,090	120,129
Prosperity Bancshares, Inc.	4,240	297,818
Provident Financial Services, Inc.	7,040	123,411
ServisFirst Bancshares, Inc. (b)	5,330	413,128
SouthState Corp.	1,930	177,618
Synovus Financial Corp.	3,170	164,048
Triumph Financial, Inc. (a)(b)	2,960	163,126
Trustmark Corp.	4,750	173,185
UMB Financial Corp.	2,320	243,971
United Bankshares, Inc.	3,920	142,806
United Community Banks, Inc.	7,250	215,978
Webster Financial Corp.	4,570	249,522
Western Alliance Bancorp (b)	2,920	227,702
Wintrust Financial Corp.	1,400	173,572
Zions Bancorp N.A.	3,400	176,596
		10,260,551
BEVERAGES — 0.3%
Celsius Holdings, Inc. (a)(b)	6,800	315,452
National Beverage Corp. (a)	4,440	191,986
		507,438
BIOTECH & PHARMA — 4.1%
Alkermes plc (a)	6,490	185,679
Axsome Therapeutics, Inc. (a)(b)	1,150	120,048
BioMarin Pharmaceutical, Inc. (a)	9,440	518,917
Blueprint Medicines Corp. (a)	2,090	267,896
Braze, Inc. - Class A (a)(b)	6,330	177,873
BridgeBio Pharma, Inc. (a)	5,170	223,241
Cytokinetics, Inc. (a)	4,080	134,803
Elanco Animal Health, Inc. (a)	17,250	246,330
Exelixis, Inc. (a)	8,150	359,211
Guardant Health, Inc. (a)	4,080	212,323
Halozyme Therapeutics, Inc. (a)	5,110	265,822
Harmony Biosciences Holdings, Inc. (a)	4,890	154,524
Incyte Corp. (a)	6,980	475,338
Innoviva, Inc. (a)	10,960	220,186
Insmed, Inc. (a)	5,100	513,264
Ionis Pharmaceuticals, Inc. (a)	6,770	267,483
Jazz Pharmaceuticals plc (a)	1,430	151,752
Krystal Biotech, Inc. (a)	800	109,968

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
BIOTECH & PHARMA — 4.1%, continued
Madrigal Pharmaceuticals, Inc. (a)(b)	540	$163,426
Moderna, Inc. (a)	10,250	282,797
Neurocrine Biosciences, Inc. (a)	2,800	351,932
Organon & Co. (b)	12,050	116,644
Perrigo Co. plc	6,260	167,267
Prestige Consumer Healthcare, Inc. (a)	4,850	387,272
Revolution Medicines, Inc. (a)(b)	4,630	170,338
Roivant Sciences Ltd. (a)	13,680	154,174
SpringWorks Therapeutic, Inc. (a)(b)	3,180	149,428
Supernus Pharmaceuticals, Inc. (a)	5,090	160,437
TG Therapeutics, Inc. (a)	5,850	210,542
Ultragenyx Pharmaceutical, Inc. (a)	2,830	102,899
United Therapeutics Corp. (a)	1,380	396,543
Viking Therapeutics, Inc. (a)(b)	5,730	151,845
		7,570,202
CABLE & SATELLITE — 0.2%
Liberty Broadband Corp. - Series C (a)	3,060	301,043
Sirius XM Holdings, Inc.	6,410	147,238
		448,281
CHEMICALS — 1.9%
Albemarle Corp. (b)	4,300	269,481
Avery Dennison Corp.	3,770	661,522
Balchem Corp.	4,840	770,528
Celanese Corp.	5,310	293,802
CF Industries Holdings, Inc.	2,600	239,200
Eastman Chemical Co.	2,490	185,903
H.B. Fuller Co.	2,550	153,383
Materion Corp.	2,050	162,709
Mosaic Co. (The)	10,480	382,310
WD-40 Co.	1,700	387,753
		3,506,591
COMMERCIAL SUPPORT SERVICES — 2.1%
ABM Industries, Inc.	7,160	338,023
ADT, Inc.	12,680	107,399
Brady Corp. - Class A	8,080	549,198
Casella Waste Systems, Inc. - Class A (a)(b)	1,710	197,300
Clean Harbors, Inc. (a)	1,410	325,964
CorVel Corp. (a)(b)	6,990	718,432
FTI Consulting, Inc. (a)	780	125,970
H&R Block, Inc.	3,430	188,273
Insperity, Inc.	1,650	99,198
Korn Ferry	7,970	584,440
ManpowerGroup, Inc.	3,480	140,592
Robert Half, Inc.	3,690	151,474
TriNet Group, Inc.	1,720	125,801
UniFirst Corp.	1,280	240,922
		3,892,986
CONSTRUCTION & ENGINEERING — 0.1%
Sterling Infrastructure, Inc. (a)(b)	1,160	267,647

CONSTRUCTION MATERIALS — 0.7%
Advanced Drainage Systems, Inc.	1,990	228,571
Carlisle Cos., Inc.	1,310	489,154
MDU Resources Group, Inc. (b)	11,610	193,539
Owens Corning	2,000	275,040

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
CONSTRUCTION MATERIALS — 0.7%, continued
Simpson Manufacturing Co., Inc. (b)	900	$139,779
		1,326,083
CONSUMER SERVICES — 0.8%
Adtalem Global Education, Inc. (a)	3,660	465,662
Bright Horizons Family Solutions, Inc. (a)(b)	1,610	198,980
Service Corp. International (b)	2,420	196,988
Strategic Education, Inc.	1,700	144,721
Stride, Inc. (a)	2,890	419,599
		1,425,950
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	950	148,608
Ball Corp.	5,480	307,373
Crown Holdings, Inc.	4,210	433,546
Smurfit WestRock plc	17,810	768,502
		1,658,029
DIVERSIFIED INDUSTRIALS — 0.4%
ITT, Inc.	1,970	308,955
Pentair plc	4,250	436,305
		745,260
E-COMMERCE DISCRETIONARY — 0.4%
Chewy, Inc. - Class A (a)	3,170	135,105
Etsy, Inc. (a)(b)	4,920	246,787
Wayfair, Inc. - Class A (a)	5,090	260,303
Waystar Holding Corp. (a)	3,880	158,576
		800,771
ELECTRIC UTILITIES — 1.8%
AES Corp. (The)	36,490	383,875
Avista Corp.	4,680	177,606
Evergy, Inc.	3,720	256,420
MGE Energy, Inc. (b)	2,550	225,522
NorthWestern Energy Group, Inc.	2,250	115,425
NRG Energy, Inc.	6,090	977,932
Nuvalent, Inc. - Class A (a)(b)	1,380	105,294
OGE Energy Corp. (b)	5,730	254,297
Pinnacle West Capital Corp.	2,760	246,937
Talen Energy Corp. (a)(b)	1,370	398,355
TXNM Energy, Inc.	4,340	244,429
		3,386,092
ELECTRICAL EQUIPMENT — 3.8%
AAON, Inc.	3,590	264,762
Acuity, Inc.	1,210	360,991
Advanced Energy Industries, Inc.	2,780	368,350
Alarm.com Holdings, Inc. (a)	4,510	255,131
Allegion plc	1,350	194,562
API Group Corp. (a)	8,020	409,421
Badger Meter, Inc.	2,250	551,137
Bloom Energy Corp. - Class A (a)(b)	5,500	131,560
Cognex Corp.	4,800	152,256
Generac Holdings, Inc. (a)	1,590	227,704
Hayward Holdings, Inc. (a)	6,850	94,530
Hubbell, Inc.	550	224,625
Itron, Inc. (a)	2,350	309,331
Lennox International, Inc. (b)	930	533,113
Littelfuse, Inc.	2,290	519,212
NEXTracker, Inc. - Class A (a)	9,050	492,049
nVent Electric plc	5,350	391,888

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
ELECTRICAL EQUIPMENT — 3.8%, continued
OSI Systems, Inc. (a)(b)	2,550	$573,393
SPX Technologies, Inc. (a)	6,450	1,081,536
		7,135,551
ENGINEERING & CONSTRUCTION — 2.7%
AECOM	4,290	484,169
Arcosa, Inc.	6,060	525,463
Comfort Systems USA, Inc.	1,080	579,107
Dycom Industries, Inc. (a)	1,780	435,014
EMCOR Group, Inc.	1,240	663,264
Frontdoor, Inc. (a)	6,020	354,819
Granite Construction, Inc. (b)	5,010	468,485
Installed Building Products, Inc. (b)	1,770	319,166
MasTec, Inc. (a)	2,270	386,876
Tetra Tech, Inc.	9,380	337,305
TopBuild Corp. (a)(b)	930	301,078
WillScott Holdings Corp. (b)	4,900	134,260
		4,989,006
ENTERTAINMENT CONTENT — 0.2%
Paramount Global - Class B	24,370	314,373

FOOD — 1.4%
BellRing Brands, Inc. (a)	3,120	180,742
Cal-Maine Foods, Inc.	3,850	383,575
Campbell’s Co. (The) (b)	15,000	459,750
Conagra Brands, Inc.	18,440	377,467
Darling Ingredients, Inc. (a)(b)	4,770	180,974
Ingredion, Inc.	1,050	142,401
J.M. Smucker Co. (The) (b)	2,450	240,590
Krispy Kreme, Inc. (b)	65,710	191,216
Lamb Weston Holdings, Inc.	5,740	297,619
Simply Good Foods Co. (The) (a)(b)	3,290	103,931
		2,558,265
FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
Boise Cascade Co.	5,270	457,541
Trex Co., Inc. (a)	2,950	160,421
		617,962
GAS & WATER UTILITIES — 1.5%
American States Water Co.	4,280	328,105
California Water Service Group	5,680	258,326
Essential Utilities, Inc.	15,970	593,126
NiSource, Inc.	7,030	283,590
Southwest Gas Holdings, Inc.	6,850	509,572
UGI Corp. (b)	21,010	765,184
		2,737,903
HEALTH CARE FACILITIES & SERVICES — 1.6%
Acadia Healthcare Co., Inc. (a)(b)	9,710	220,320
AdaptHealth Corp. (a)	14,120	133,151
Charles River Laboratories International, Inc. (a)	1,920	291,322
Concentra Group Holdings Parent, Inc.	13,589	279,526
DaVita, Inc. (a)	1,170	166,666
Encompass Health Corp.	2,740	336,006
Ensign Group, Inc. (The)	1,550	239,103
Henry Schein, Inc. (a)	3,830	279,781
Medpace Holdings, Inc. (a)	820	257,365
Option Care Health, Inc. (a)	5,870	190,658
Pediatrix Medical Group, Inc. (a)	13,840	198,604

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
HEALTH CARE FACILITIES & SERVICES — 1.6%, continued
RadNet, Inc. (a)	3,960	$225,364
Select Medical Holdings Corp.	15,210	230,888
		3,048,754
HOME & OFFICE PRODUCTS — 0.6%
HNI Corp.	7,870	387,047
Newell Brands, Inc.	18,920	102,168
Somnigroup International, Inc.	5,890	400,814
Whirlpool Corp. (b)	2,090	211,968
		1,101,997
HOME CONSTRUCTION — 1.6%
Armstrong World Industries, Inc.	2,600	422,344
Cavco Industries, Inc. (a)	1,330	577,792
Griffon Corp.	3,610	261,256
Interface, Inc.	10,230	214,114
LGI Homes, Inc. (a)	3,120	160,742
M/I Homes, Inc. (a)	2,350	263,482
Meritage Homes Corp.	4,450	298,016
Mohawk Industries, Inc. (a)	1,560	163,550
Toll Brothers, Inc.	2,290	261,358
TRI Pointe Homes, Inc. (a)	12,650	404,168
		3,026,822
HOUSEHOLD PRODUCTS — 0.3%
Quanex Building Products Corp.	6,260	118,314
Spectrum Brands Holdings, Inc.	6,680	354,040
		472,354
INDUSTRIAL INTERMEDIATE PRODUCTS — 1.2%
AZZ, Inc. (b)	1,430	135,106
Chart Industries, Inc. (a)(b)	1,180	194,287
Enpro, Inc.	2,030	388,847
Gibraltar Industries, Inc. (a)	3,300	194,700
Mueller Industries, Inc.	2,870	228,079
Proto Labs, Inc. (a)	4,100	164,164
RBC Bearings, Inc. (a)	990	380,952
Standex International Corp.	2,030	317,654
Timken Co. (The)	3,660	265,533
		2,269,322
INDUSTRIAL SUPPORT SERVICES — 1.6%
Applied Industrial Technologies, Inc.	740	172,013
Core & Main, Inc. - Class A (a)	5,630	339,770
MSC Industrial Direct Co., Inc. - Class A (b)	5,310	451,456
RB Global, Inc. (b)	4,950	525,641
Resideo Technologies, Inc. (a)	8,730	192,584
SiteOne Landscape Supply, Inc. (a)	1,490	180,201
U-Haul Holding Co.	2,500	135,925
Vaxcyte, Inc. (a)(b)	3,680	119,637
Watsco, Inc.	1,270	560,857
WESCO International, Inc.	1,450	268,540
		2,946,624
INSTITUTIONAL FINANCIAL SERVICES — 1.1%
Evercore, Inc. - Class A (b)	880	237,617
Moelis & Co. - Class A	5,190	323,441
Piper Sandler Cos.	1,920	533,645
PJT Partners, Inc. - Class A	2,170	358,072
SEI Investments Co.	2,730	245,318
Virtu Financial, Inc. - Class A	6,270	280,833
		1,978,926

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
INSURANCE — 3.5%
American Financial Group, Inc.	2,080	$262,517
Assurant, Inc.	1,030	203,415
Assured Guaranty Ltd.	3,960	344,916
Equitable Holdings, Inc.	9,710	544,731
Erie Indemnity Co. - Class A (b)	670	232,349
Everest Group Ltd.	640	217,504
Genworth Financial, Inc. - Class A (a)	40,170	312,523
Globe Life, Inc.	3,370	418,857
Goosehead Insurance, Inc. - Class A (b)	1,250	131,887
Jackson Financial, Inc. - Class A	5,270	467,923
Kinsale Capital Group, Inc.	570	275,823
Lincoln National Corp.	6,410	221,786
Mercury General Corp.	4,640	312,458
Old Republic International Corp.	4,070	156,451
Primerica, Inc.	490	134,098
Radian Group, Inc.	9,290	334,626
Reinsurance Group of America, Inc.	1,830	362,999
Remitly Global, Inc. (a)(b)	5,540	103,986
RenaissanceRe Holdings Ltd.	1,220	296,338
Ryan Specialty Holdings, Inc.	3,590	244,084
Selective Insurance Group, Inc.	1,340	116,111
SiriusPoint Ltd. (a)	10,490	213,891
Unum Group	4,670	377,149
Voya Financial, Inc.	2,380	168,980
		6,455,402
INTERNET MEDIA & SERVICES — 1.4%
CarGurus, Inc. (a)	6,170	206,510
Life360, Inc. (a)(b)	1,960	127,890
Lyft, Inc. - Class A (a)	13,280	209,293
Maplebear, Inc. (a)	4,500	203,580
Match Group, Inc.	7,640	236,000
Reddit, Inc. - Class A (a)	3,170	477,307
Roku Inc. (a)	4,390	385,837
Snap, Inc. - Class A (a)	25,580	222,290
Yelp, Inc. (a)	4,050	138,793
Zillow Group, Inc. - Class C (a)	5,670	397,184
		2,604,684
LEISURE FACILITIES & SERVICES — 2.4%
Brinker International, Inc. (a)	2,500	450,825
Cheesecake Factory, Inc. (The) (b)	5,550	347,763
Cinemark Holdings, Inc.	6,630	200,093
Cracker Barrel Old Country Store, Inc.	3,630	221,720
Dave & Buster’s Entertainment, Inc. (a)(b)	5,280	158,822
Dutch Bros, Inc. - Class A (a)	3,370	230,407
Hyatt Hotels Corp. - Class A	1,030	143,840
Joby Aviation, Inc. (a)(b)	17,450	184,098
Norwegian Cruise Line Holdings Ltd. (a)	10,190	206,653
Planet Fitness, Inc. - Class A (a)	2,430	264,992
Rocket Lab Corp. (a)(b)	11,230	401,697
Shake Shack, Inc. - Class A (a)	3,960	556,776
Six Flags Entertainment Corp. (a)	4,234	128,841
Texas Roadhouse, Inc.	1,710	320,471
Vail Resorts, Inc. (b)	1,270	199,555
Wingstop, Inc. (b)	1,310	441,129
		4,457,682
LEISURE PRODUCTS — 0.8%
Acushnet Holdings Corp. (b)	4,230	308,028

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
LEISURE PRODUCTS — 0.8%, continued
Brunswick Corp. (b)	2,580	$142,519
Hasbro, Inc.	5,420	400,104
LCI Industries (b)	2,340	213,385
Mattel, Inc. (a)	12,800	252,416
Thor Industries, Inc. (b)	1,390	123,446
YETI Holdings, Inc. (a)	3,930	123,874
		1,563,772
MACHINERY — 4.2%
AGCO Corp. (b)	2,520	259,963
CNH Industrial N.V.	29,370	380,635
Crane Co.	1,040	197,486
CSW Industrials, Inc.	1,530	438,850
Donaldson Co., Inc.	2,480	171,988
Enerpac Tool Group Corp.	11,030	447,377
ESAB Corp.	2,190	264,004
ESCO Technologies, Inc.	2,330	447,057
Federal Signal Corp. (b)	4,740	504,431
Flowco Holdings, Inc. - Class A	11,640	207,308
Flowserve Corp.	3,160	165,426
Franklin Electric Co., Inc.	6,300	565,362
Gates Industrial Corp. plc (a)	13,160	303,075
Graco, Inc.	5,320	457,360
Hillenbrand, Inc.	4,920	98,744
IDEX Corp.	2,700	474,039
JBT Marel Corp. (b)	3,075	369,800
Lincoln Electric Holdings, Inc.	1,740	360,737
Lindsay Corp. (b)	970	139,923
Middleby Corp. (The) (a)	1,480	213,120
MSA Safety, Inc. (b)	660	110,570
Nordson Corp.	2,090	448,033
Stanley Black & Decker, Inc.	4,540	307,585
Tennant Co.	2,040	158,059
Toro Co. (The)	2,600	183,768
Zurn Elkay Water Solutions Corp.	3,490	127,629
		7,802,329
MEDICAL EQUIPMENT & DEVICES — 4.4%
Align Technology, Inc. (a)	2,220	420,313
Avantor, Inc. (a)	18,410	247,799
Bio-Rad Laboratories, Inc. - Class A (a)	540	130,313
Bio-Techne Corp.	4,350	223,807
Bruker Corp.	4,280	176,336
Cooper Cos., Inc. (The) (a)	7,950	565,722
DENTSPLY SIRONA, Inc.	12,220	194,054
Exact Sciences Corp. (a)	5,540	294,396
Glaukos Corp. (a)(b)	3,820	394,568
Globus Medical, Inc. - Class A (a)	2,470	145,779
Hologic, Inc. (a)	9,530	620,975
Illumina, Inc. (a)	4,150	395,952
Inspire Medical Systems, Inc. (a)	1,140	147,938
Insulet Corp. (a)	890	279,620
Integer Holdings Corp. (a)(b)	3,090	379,977
Integra LifeSciences Holdings Corp. (a)	8,290	101,718
iRhythm Technologies, Inc. (a)	2,590	398,756
Lantheus Holdings, Inc. (a)(b)	1,230	100,688
Masimo Corp. (a)	1,170	196,817
Merit Medical Systems, Inc. (a)	5,690	531,901
Natera, Inc. (a)	3,620	611,563

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
MEDICAL EQUIPMENT & DEVICES — 4.4%, continued
Penumbra, Inc. (a)	1,280	$328,486
Repligen Corp. (a)	1,290	160,450
Revvity, Inc. (b)	3,050	294,996
Solventum Corp. (a)	4,610	349,622
Tandem Diabetes Care, Inc. (a)(b)	4,780	89,099
Teleflex, Inc.	1,750	207,130
TransMedics Group, Inc. (a)(b)	1,350	180,914
		8,169,689
METALS & MINING — 0.8%
Alcoa Corp.	8,020	236,670
Century Aluminum Co. (a)	7,750	139,655
Coeur Mining, Inc. (a)	21,730	192,528
MP Materials Corp. (a)(b)	7,590	252,519
Royal Gold, Inc.	1,920	341,453
Rubrik Inc. - Class A (a)	3,610	323,420
		1,486,245
OIL & GAS PRODUCERS — 2.4%
Antero Midstream Corp.	20,530	389,044
Antero Resources Corp. (a)	10,410	419,315
California Resources Corp. (b)	3,720	169,892
Civitas Resources, Inc.	10,460	287,859
CNX Resources Corp. (a)(b)	4,050	136,404
Core Laboratories, Inc.	13,420	154,598
EQT Corp.	11,550	673,596
Expand Energy Corp.	9,380	1,096,897
Kinetik Holdings, Inc.	1,100	48,455
Murphy Oil Corp. (b)	12,700	285,750
Ovintiv, Inc.	10,680	406,374
SM Energy Co.	8,290	204,846
Viper Energy, Inc.	4,930	187,981
		4,461,011
OIL & GAS SERVICES & EQUIPMENT — 0.1%
Weatherford International plc	4,840	243,500

PUBLISHING & BROADCASTING — 1.1%
Liberty Media Corp. - Liberty Formula One - Series C (a)	12,640	1,320,880
New York Times Co. (The) - Class A	3,410	190,892
Nexstar Media Group, Inc. (b)	740	127,983
TKO Group Holdings, Inc.	2,490	453,055
		2,092,810
REAL ESTATE OWNERS & DEVELOPERS — 0.2%
McGrath RentCorp	3,400	394,264

REAL ESTATE SERVICES — 0.4%
AGNC Investment Corp. (b)	33,700	309,703
Jones Lang LaSalle, Inc. (a)	1,210	309,494
Marcus & Millichap, Inc.	3,240	99,500
		718,697
REITS — 6.1%
Acadia Realty Trust	8,150	151,346
Agree Realty Corp. (b)	2,580	188,495
Alexander & Baldwin, Inc.	7,290	129,981
Alexandria Real Estate Equities, Inc.	9,540	692,890
American Homes 4 Rent - Class A	8,640	311,645

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
REITS — 6.1%, continued
Americold Realty Trust, Inc.	11,170	$185,757
Brixmor Property Group, Inc.	8,430	219,517
BXP, Inc. (b)	4,690	316,434
Camden Property Trust	2,490	280,598
CareTrust REIT, Inc. (b)	12,330	377,298
CubeSmart	6,800	289,000
DiamondRock Hospitality Co. (b)	14,240	109,079
Douglas Emmett, Inc. (b)	15,660	235,527
EastGroup Properties, Inc.	1,030	172,134
Elme Communities	9,070	144,213
EPR Properties (b)	3,010	175,363
Equity LifeStyle Properties, Inc.	3,630	223,862
Essential Properties Realty Trust, Inc.	7,790	248,579
Federal Realty Investment Trust	2,380	226,076
Franklin BSP Realty Trust, Inc. (b)	9,042	96,659
Healthpeak Properties, Inc.	25,800	451,758
Highwoods Properties, Inc.	11,470	356,602
Host Hotels & Resorts, Inc. (b)	23,450	360,192
Kimco Realty Corp.	19,170	402,953
Kite Realty Group Trust	8,230	186,410
Lamar Advertising Co. - Class A (b)	2,770	336,167
Lineage, Inc. (b)	4,360	189,747
Macerich Co. (The)	11,680	188,982
NNN REIT, Inc.	5,050	218,059
Omega Healthcare Investors, Inc. (b)	8,620	315,923
Regency Centers Corp.	4,070	289,906
Rexford Industrial Realty, Inc. (b)	20,460	727,762
Ryman Hospitality Properties, Inc. (b)	1,690	166,752
Sabra Health Care REIT, Inc. (b)	6,980	128,711
SL Green Realty Corp. (b)	6,310	390,589
Sunstone Hotel Investors, Inc.	12,940	112,319
Tanger, Inc.	10,710	327,512
Texas Pacific Land Corp.	270	285,225
UDR, Inc.	9,920	405,034
Uniti Group, Inc. (a)	44,310	191,419
Urban Edge Properties	9,260	172,792
Vornado Realty Trust	4,650	177,816
W.P. Carey, Inc.	4,480	279,462
		11,436,545
RENEWABLE ENERGY — 0.3%
Array Technologies, Inc. (a)(b)	22,840	134,756
Enphase Energy, Inc. (a)	4,910	194,681
First Solar, Inc. (a)(b)	1,970	326,114
		655,551
RETAIL - CONSUMER STAPLES — 1.9%
Albertsons Cos., Inc. - Class A (b)	12,320	265,003
BJ’s Wholesale Club Holdings, Inc. (a)(b)	3,100	334,273
Casey’s General Stores, Inc.	830	423,524
Five Below, Inc. (a)	2,170	284,661
Grocery Outlet Holding Corp. (a)	4,740	58,871
Hims & Hers Health, Inc. (a)(b)	6,810	339,479
Murphy USA, Inc.	1,600	650,880
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	1,450	191,081
PriceSmart, Inc.	1,550	162,812
Sprouts Farmers Market, Inc. (a)	2,350	386,904
Walgreen Boots Alliance, Inc.	44,730	513,500
		3,610,988

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
RETAIL - DISCRETIONARY — 3.5%
Advance Auto Parts, Inc. (b)	4,870	$226,406
American Eagle Outfitters, Inc. (b)	9,550	91,871
Asbury Automotive Group, Inc. (a)	1,750	417,445
AutoNation, Inc. (a)	710	141,042
Bath & Body Works, Inc.	6,710	201,032
Boot Barn Holdings, Inc. (a)	2,330	354,160
Buckle, Inc. (The) (b)	5,380	243,983
Builders FirstSource, Inc. (a)(b)	3,290	383,910
CarMax, Inc. (a)(b)	4,800	322,608
CAVA Group, Inc. (a)(b)	3,190	268,694
Dick’s Sporting Goods, Inc. (b)	1,530	302,649
Floor & Decor Holdings, Inc. - Class A (a)	3,070	233,197
GameStop Corp. - Class A (a)	11,310	275,851
Gap, Inc. (The)	7,270	158,559
GMS, Inc. (a)	4,420	480,675
Group 1 Automotive, Inc.	1,120	489,115
Hertz Global Holdings, Inc. (a)(b)	27,560	188,235
La-Z-Boy, Inc.	4,470	166,150
Lithia Motors, Inc.	650	219,583
Macy’s, Inc. (b)	4,270	49,788
Signet Jewelers Ltd. (b)	1,700	135,235
Urban Outfitters, Inc. (a)	7,160	519,386
Victoria’s Secret & Co. (a)(b)	9,390	173,903
Williams-Sonoma, Inc.	3,500	571,795
		6,615,272
SEMICONDUCTORS — 2.4%
Allegro MicroSystems, Inc. (a)(b)	6,590	225,312
Astera Labs, Inc. (a)(b)	4,310	389,710
Axcelis Technologies, Inc. (a)(b)	4,880	340,087
Diodes, Inc. (a)	5,940	314,167
Entegris, Inc. (b)	3,490	281,468
FormFactor, Inc. (a)	10,210	351,326
Lattice Semiconductor Corp. (a)	3,130	153,339
MACOM Technology Solutions Holdings, Inc. (a)	1,550	222,099
MKS, Inc. (a)	2,100	208,656
Onto Innovation, Inc. (a)	1,560	157,451
Qorvo, Inc. (a)	4,430	376,151
Rambus, Inc. (a)	2,590	165,812
Semtech Corp. (a)	3,970	179,206
SiTime Corp. (a)	950	202,426
Skyworks Solutions, Inc.	5,780	430,726
Teradyne, Inc.	2,960	266,163
Veeco Instruments, Inc. (a)	7,960	161,747
Wolfspeed, Inc. (a)(b)	102,720	40,965
		4,466,811
SOFTWARE — 6.8%
ACI Worldwide, Inc. (a)	4,180	191,904
Adeia, Inc.	13,401	189,490
Affirm Holdings, Inc. (a)	7,230	499,882
Akamai Technologies, Inc. (a)	4,260	339,778
Appfolio, Inc. - Class A (a)	520	119,746
Bentley Systems, Inc. - Class B	2,370	127,909
BILL Holdings, Inc. (a)	4,270	197,530
BlackLine, Inc. (a)	3,290	186,280
Box, Inc. - Class A (a)(b)	6,690	228,597
C3.ai, Inc. - Class A (a)(b)	4,210	103,440
Calix, Inc. (a)	4,210	223,930

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
SOFTWARE — 6.8%, continued
CCC Intelligent Solutions Holdings, Inc. (a)	11,410	$107,368
Clearwater Analytics Holdings, Inc. - Class A (a)	5,880	128,948
Confluent, Inc. - Class A (a)	9,080	226,364
Dayforce, Inc. (a)(b)	3,310	183,341
DocuSign, Inc. (a)	5,800	451,762
Doximity, Inc. - Class A (a)	2,740	168,072
Dropbox, Inc. - Class A (a)	5,760	164,736
Duolingo, Inc. (a)	1,100	451,022
Dynatrace, Inc. (a)	8,630	476,462
Elastic N.V. (a)	2,780	234,437
Guidewire Software, Inc. (a)	1,850	435,582
Informatica, Inc. - Class A (a)	12,520	304,862
IonQ, Inc. (a)(b)	6,980	299,931
Manhattan Associates, Inc. (a)	2,650	523,295
Nutanix, Inc. - Class A (a)	7,370	563,363
OneStream, Inc. (a)	4,080	115,464
Paycom Software, Inc.	1,530	354,042
Paylocity Holding Corp. (a)	1,160	210,180
Privia Health Group, Inc. (a)	7,680	176,640
Procore Technologies, Inc. (a)(b)	3,590	245,628
Progress Software Corp.	6,410	409,214
PTC, Inc. (a)	3,560	613,530
Q2 Holdings, Inc. (a)	1,140	106,693
Qualys, Inc. (a)	1,170	167,158
Samsara, Inc. - Class A (a)	6,920	275,278
SentinelOne, Inc. - Class A (a)	6,680	122,110
Sprinklr, Inc. - Class A (a)(b)	13,550	114,633
SPS Commerce, Inc. (a)	4,400	598,796
Tempus AI, Inc. (a)(b)	4,000	254,160
Tenable Holdings, Inc. (a)	3,260	110,123
Twilio, Inc. - Class A (a)	4,320	537,235
Unity Software, Inc. (a)	11,790	285,318
Upstart Holdings, Inc. (a)(b)	2,770	179,164
Varonis Systems, Inc. (a)	3,110	157,833
Verra Mobility Corp. - Class A (a)	12,180	309,250
Workiva, Inc. (a)	1,450	99,253
Zeta Global Holdings Corp. - Class A (a)	8,390	129,961
		12,699,694
SPECIALTY FINANCE — 2.3%
Air Lease Corp.	3,330	194,772
Ally Financial, Inc.	8,260	321,727
Annaly Capital Management, Inc. (b)	18,290	344,218
Blackstone Mortgage Trust, Inc. - Class A (b)	4,620	88,935
Bread Financial Holdings, Inc.	2,910	166,219
Encore Capital Group, Inc. (a)	3,150	121,936
Essent Group Ltd.	2,930	177,939
Fidelity National Financial, Inc.	2,920	163,695
First American Financial Corp.	2,340	143,652
FTAI Aviation Ltd. (b)	4,090	470,513
MGIC Investment Corp.	4,340	120,826
Mr. Cooper Group, Inc. (a)	4,110	613,253
OneMain Holdings, Inc.	3,410	194,370
QXO, Inc. (a)	11,540	248,572
SoFi Technologies, Inc. (a)(b)	26,560	483,658
Starwood Property Trust, Inc. (b)	10,140	203,510
Walker & Dunlop, Inc.	4,120	290,378
		4,348,173

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
STEEL — 1.1%
ATI, Inc. (a)	8,120	$701,081
Carpenter Technology Corp.	2,460	679,895
Reliance, Inc.	1,560	489,684
Steel Dynamics, Inc. (b)	1,890	241,939
		2,112,599
TECHNOLOGY HARDWARE — 3.5%
Aurora Innovation, Inc. (a)(b)	46,140	241,774
Benchmark Electronics, Inc.	4,010	155,708
Ciena Corp. (a)	2,540	206,578
Credo Technology Group Holding Ltd. (a)	7,560	699,980
Extreme Networks, Inc. (a)	8,710	156,344
F5, Inc. (a)	1,470	432,650
Fabrinet (a)(b)	920	271,106
InterDigital, Inc. (b)	2,400	538,152
Jabil, Inc.	2,560	558,336
JFrog Ltd. (a)	4,100	179,908
Knowles Corp. (a)	9,450	166,509
Lumentum Holdings, Inc. (a)(b)	1,890	179,663
Pitney Bowes, Inc.	13,600	148,376
Plexus Corp. (a)	4,250	575,068
Pure Storage, Inc. - Class A (a)(b)	9,020	519,372
Sandisk Corp. (a)	4,750	215,413
Sanmina Corp. (a)	7,940	776,770
TD SYNNEX Corp. (b)	1,680	227,976
Zebra Technologies Corp. - Class A (a)	780	240,521
		6,490,204
TECHNOLOGY SERVICES — 2.3%
CSG Systems International, Inc.	3,400	222,054
DXC Technology Co. (a)	7,040	107,642
EPAM Systems, Inc. (a)	1,830	323,581
EVERTEC, Inc.	7,140	257,397
ExlService Holdings, Inc. (a)	2,820	123,488
Genpact Ltd.	4,890	215,209
HealthEquity, Inc. (a)(b)	2,430	254,567
Insight Enterprises, Inc. (a)	2,670	368,687
Jack Henry & Associates, Inc.	1,660	299,082
Kyndryl Holdings, Inc. (a)	6,150	258,054
LiveRamp Holdings, Inc. (a)	5,760	190,310
MarketAxess Holdings, Inc.	1,230	274,708
Maximus, Inc.	1,860	130,572
Morningstar, Inc.	700	219,751
Payoneer Global, Inc. (a)(b)	20,400	139,740
Sabre Corp. (a)	47,120	148,899
Shift4 Payments, Inc. - Class A (a)(b)	1,530	151,638
Toast, Inc. - Class A (a)	13,080	579,313
		4,264,692
TELECOMMUNICATIONS — 0.5%
AST SpaceMobile, Inc. (a)(b)	4,430	207,014
Cogent Communications Holdings, Inc. (b)	2,960	142,701
Frontier Communications Parent, Inc. (a)	7,510	273,364
Lumen Technologies, Inc. (a)	34,620	151,636
Telephone and Data Systems, Inc.	4,660	165,803
		940,518
TRANSPORTATION & LOGISTICS — 1.9%
Alaska Air Group, Inc. (a)	6,880	340,422
American Airlines Group, Inc. (a)	38,460	431,521

	Shares	Fair Value
COMMON STOCKS — 98.3%, continued
TRANSPORTATION & LOGISTICS — 1.9%, continued
ArcBest Corp.	4,470	$344,235
C.H. Robinson Worldwide, Inc.	2,780	266,741
GXO Logistics, Inc. (a)(b)	5,310	258,597
Hub Group, Inc. - Class A	6,960	232,673
Kirby Corp. (a)	2,070	234,759
Matson, Inc.	3,020	336,277
RXO, Inc. (a)(b)	6,250	98,250
Ryder System, Inc.	1,040	165,360
Saia, Inc. (a)	700	191,793
SkyWest, Inc. (a)	2,870	295,524
XPO, Inc. (a)(b)	3,010	380,133
		3,576,285
TRANSPORTATION EQUIPMENT — 0.2%
Greenbrier Cos., Inc. (The)	3,650	168,082
Trinity Industries, Inc.	6,450	174,215
		342,297
WHOLESALE - CONSUMER STAPLES — 0.9%
Andersons, Inc. (The)	9,150	336,262
Bunge Global S.A.	7,580	608,522
United Natural Foods, Inc. (a)	5,990	139,627
US Foods Holding Corp. (a)	6,670	513,657
		1,598,068
WHOLESALE - DISCRETIONARY — 0.8%
Aramark	7,620	319,049
G-III Apparel Group Ltd. (a)	4,620	103,488
LKQ Corp.	6,960	257,590
OPENLANE, Inc. (a)(b)	8,420	205,869
Pool Corp.	1,370	399,328
ScanSource, Inc. (a)	4,950	206,959
		1,492,283

TOTAL COMMON STOCKS (COST $149,454,629)		$183,503,806

RIGHTS — 0.0% (c)
MEDICAL EQUIPMENT & DEVICES — 0.0% (c)
OmniAb, Inc. (a)(d)(e) (COST $0)	2,092	$488

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%
COMMUNITY DEVELOPMENT — 0.9%
Calvert Impact Capital, Inc. (e)	2.500%	12/15/25	$280,000	$275,795
Calvert Impact Capital, Inc. (e)	4.000%	06/15/28	180,000	172,892
Calvert Impact Capital, Inc. (e)	5.000%	12/15/28	220,000	216,523
Calvert Impact Capital, Inc. (e)	5.000%	06/15/29	200,000	196,327
Calvert Impact Capital, Inc. (e)	4.500%	12/14/29	170,000	163,007
Calvert Impact Capital, Inc. (e)	4.500%	06/14/30	110,000	109,175
Capital Impact Partners Investment (e)	4.500%	12/15/25	170,000	170,096

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2025 (unaudited)

	Coupon	Maturity	Principal Amount	Fair Value
CORPORATE NOTES — 0.9%, continued
COMMUNITY DEVELOPMENT — 0.9%, continued
Capital Impact Partners Investment (e)	5.000%	12/15/26	$200,000	$201,384
TOTAL CORPORATE NOTES (COST $1,640,000)				$1,615,314

	Shares	Fair Value
MONEY MARKET FUNDS — 0.8%
First American Government Obligations Fund - Class X, 4.25% (f) (COST $1,440,675)	1,440,675	$1,440,675

INVESTMENT PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 17.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (f)(g) (COST $33,533,729)	33,533,729	$33,533,729

TOTAL INVESTMENTS - (COST $186,069,033) — 117.9%		$220,094,012
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.9%)		(33,419,308)
NET ASSETS — 100.0%		$186,674,704

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2025 was $32,672,906 (Note 8).
(c)	Percentage rounds to less than 0.1%.
(d)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $488 as of June 30, 2025, representing 0.0% (c) of net assets.

(e)	Illiquid securities are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Impact Capital, Inc., 2.500%, 12/15/25	12/15/20	$280,000	$275,795	0.1%
Calvert Impact Capital, Inc., 4.000%, 06/15/28	06/15/23	180,000	172,892	0.1%
Calvert Impact Capital, Inc., 5.000%, 12/15/28	12/15/23	220,000	216,523	0.1%
Calvert Impact Capital, Inc., 5.000%, 06/15/29	06/14/24	200,000	196,327	0.1%
Calvert Impact Capital, Inc., 4.500%, 12/14/29	12/13/24	170,000	163,007	0.1%
Calvert Impact Capital, Inc., 4.500%, 06/14/30	06/13/25	110,000	109,175	0.1%
Capital Impact Partners Investment, 4.500%, 12/15/25	12/15/25	170,000	170,096	0.1%
Capital Impact Partners Investment, 4.500%, 06/15/26	06/17/25	110,000	110,115	0.1%
Capital Impact Partners Investment, 5.000%, 12/15/26	12/15/23	200,000	201,384	0.1%
OmniAb, Inc.	11/02/22	—	488	0.0	%(c)
		$1,640,000	$1,615,802	0.9%

(f)	The rate shown is the 7-day effective yield as of June 30, 2025.
(g)	The security was purchased with cash collateral received from securities on loan.

plc	— Public Liability Company
REIT	— Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio

June 30, 2025 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 99.8%
DEBT FUND — 69.5%
Praxis Impact Bond Fund - Class I	1,799,603	$16,952,260

EQUITY FUND — 30.3%
Praxis Growth Index Fund - Class I	44,181	2,288,550
Praxis International Index Fund - Class I	147,490	2,212,348
Praxis Small Cap Index Fund - Class I	51,957	614,127
Praxis Value Index Fund - Class I	124,072	2,274,238
		7,389,263

TOTAL AFFILIATED MUTUAL FUNDS (COST $20,902,459)		$24,341,523

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 4.25% (b) (COST $6,975)	6,975	$6,975

TOTAL INVESTMENTS - (COST $20,909,434) — 99.8%		$24,348,498
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		44,872
NET ASSETS — 100.0%		$24,393,370

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio

June 30, 2025 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 99.9%
DEBT FUND — 39.6%
Praxis Impact Bond Fund - Class I	4,171,156	$39,292,291

EQUITY FUND — 60.3%
Praxis Growth Index Fund - Class I	310,034	16,059,755
Praxis International Index Fund - Class I	1,196,237	17,943,549
Praxis Small Cap Index Fund - Class I	843,652	9,971,966
Praxis Value Index Fund - Class I	870,793	15,961,636
		59,936,906

TOTAL AFFILIATED MUTUAL FUNDS (COST $70,003,404)		$99,229,197

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 4.25% (b) (COST $1,842)	1,842	$1,842

TOTAL INVESTMENTS - (COST $70,005,246) — 99.9%		$99,231,039
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		68,396
NET ASSETS — 100.0%		$99,299,435

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio

June 30, 2025 (unaudited)

	Shares	Fair Value
AFFILIATED MUTUAL FUNDS — 99.9%
DEBT FUND — 19.7%
Praxis Impact Bond Fund - Class I	2,472,426	$23,290,257

EQUITY FUND — 80.2%
Praxis Growth Index Fund - Class I	470,878	24,391,503
Praxis International Index Fund - Class I	1,890,783	28,361,750
Praxis Small Cap Index Fund - Class I	1,500,106	17,731,249
Praxis Value Index Fund - Class I	1,322,542	24,242,195
		94,726,697

TOTAL AFFILIATED MUTUAL FUNDS (COST $74,515,304)		$118,016,954

MONEY MARKET FUNDS — 0.0% (a)
First American Government Obligations Fund - Class X, 4.25% (b) (COST $1,153)	1,153	$1,153

TOTAL INVESTMENTS - (COST $74,516,457) — 99.9%		$118,018,107
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		54,355
NET ASSETS — 100.0%		$118,072,462

(a)	Percentage rounds to less than 0.1%.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2025 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Investments in unaffiliated securities, at cost	$1,119,282,260	$355,957,978	$362,540,880	$251,640,421	$186,069,033
Investments in unaffiliated securities, at fair value*	$1,061,790,255	$557,127,546	$505,670,985	$677,587,703	$220,094,012
Cash	—	88,890	—	—	689
Receivable for capital shares sold	1,478,375	180,508	236,877	335,087	133,608
Receivable for investments sold	381	1,233,540	—	—	—
Receivable for dividends and interest	7,333,962	1,595,100	528,651	135,260	189,973
Receivable for tax reclaims	—	908,225	—	—	—
Prepaid expenses and other assets	36,979	28,334	26,903	36,418	15,613
Total Assets	1,070,639,952	561,162,143	506,463,416	678,094,468	220,433,895

Liabilities
Distributions payable	1,395,610	—	—	—	—
Payable for capital shares redeemed	460,551	348,160	499,034	764,233	151,583
Payable for investments purchased	1,733,906	—	—	—	—
Payable for return of collateral received for securities on loan	10,444,778	62,970,844	12,273,381	4,872,000	33,533,729
Accrued expenses and other payables:
Investment advisory fees	297,095	162,694	95,499	123,794	44,979
Administration fees	34,506	16,266	15,974	21,682	6,057
Distribution fees	6,265	3,128	6,795	22,774	1,287
Other	149,294	176,316	80,826	100,848	21,556
Total Liabilities	14,522,005	63,677,408	12,971,509	5,905,331	33,759,191

Net Assets	$1,056,117,947	$497,484,735	$493,491,907	$672,189,137	$186,674,704

Components of Net Assets
Paid-in capital	$1,126,152,333	$335,185,444	$348,050,350	$212,642,530	$136,201,451
Accumulated earnings (deficit)	(70,034,386)	162,299,291	145,441,557	459,546,607	50,473,253
Net Assets	$1,056,117,947	$497,484,735	$493,491,907	$672,189,137	$186,674,704

Pricing of Class A Shares
Net assets attributable to Class A shares	$30,776,617	$15,532,020	$33,303,398	$115,098,560	$6,387,779
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	3,252,380	1,043,094	1,804,539	2,255,294	606,221
Net asset value, offering price and redemption price per share*	$9.46	$14.89	$18.46	$51.03	$10.54
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$9.83	$15.72	$19.48	$53.86	$11.12

Pricing of Class I Shares
Net assets attributable to Class I shares	$1,025,341,330	$481,952,715	$460,188,509	$557,090,577	$180,286,925
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	108,865,780	32,131,890	25,102,198	10,755,226	15,258,710
Net asset value and redemption price per share	$9.42	$15.00	$18.33	$51.80	$11.82
*Includes fair value of securities on loan	$10,293,818	$61,293,378	$12,010,302	$4,868,842	$32,672,906

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2025 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Investments in affiliated securities, at cost	$20,902,459	$70,003,404	$74,515,304
Investments in unaffiliated securities, at cost	6,975	1,842	1,153
Investments in affiliated securities, at fair value	$24,341,523	$99,229,197	$118,016,954
Investments in unaffiliated securities, at fair value	6,975	1,842	1,153
Receivable for capital shares sold	1,827	29,984	51,468
Receivable for dividends	51,672	119,718	70,962
Prepaid expenses and other assets	12,097	10,664	16,216
Total Assets	24,414,094	99,391,405	118,156,753

Liabilities
Distributions payable	439	568	168
Payable for capital shares redeemed	2,417	29,377	4,909
Accrued expenses and other payables:
Investment advisory fees	986	4,004	4,744
Administration fees	591	2,398	2,840
Distribution fees	4,931	20,019	23,720
Other	11,360	35,604	47,910
Total Liabilities	20,724	91,970	84,291

Net Assets	$24,393,370	$99,299,435	$118,072,462

Components of Net Assets
Paid-in capital	$21,393,995	$69,351,481	$73,613,508
Accumulated earnings	2,999,375	29,947,954	44,458,954
Net Assets	$24,393,370	$99,299,435	$118,072,462

Pricing of Class A Shares
Net assets attributable to Class A shares	$24,393,370	$99,299,435	$118,072,462
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.0001 par value)	2,006,801	6,062,379	5,824,765
Net asset value and redemption price per share	$12.16	$16.38	$20.27
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.83	$17.29	$21.39

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2025 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment Income
Dividends	$508,404	$9,750,940	$5,706,606	$1,772,881	$1,381,472
Foreign tax withholding (net of reclaims received)	—	(1,161,383)	(427)	—	(2,324)
Securities lending income	19,158	294,307	5,955	3,839	21,898
Interest	20,083,938	91,149	110,697	140,536	37,534
Total Investment Income	20,611,500	8,975,013	5,822,831	1,917,256	1,438,580

Expenses
Investment advisory fees	1,745,804	942,176	583,506	733,054	266,120
Administration fees	209,395	98,689	102,631	133,674	39,147
Transfer agent fees - Class A	29,976	14,906	15,054	32,566	5,215
Transfer agent fees - Class I	71,316	23,224	59,505	53,437	8,558
Distribution fees - Class A	37,745	17,275	41,020	132,476	7,717
Trustee fees and expenses	57,026	25,993	30,203	37,642	10,888
Custodian fees	26,073	66,629	25,985	28,691	5,476
Pricing fees	53,754	39,885	4,654	3,531	7,656
Registration fees - Class A	2,800	3,039	1,603	4,964	5,202
Registration fees - Class I	24,896	16,412	19,111	17,788	11,858
Legal fees	28,770	13,385	14,528	18,575	5,195
Audit and tax services fees	24,694	13,510	14,418	18,435	8,128
Insurance fees	16,835	8,659	9,908	12,373	3,179
Other expenses	58,490	41,190	25,850	26,465	8,167
Total Expenses	2,387,574	1,324,972	947,976	1,253,671	392,506

Net Investment Income	18,223,926	7,650,041	4,874,855	663,585	1,046,074

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(212,052)	(367,633)	(8,677,099)	7,900,485	(25,948)
Net realized gains on foreign currency transactions	—	5,947	—	—	—
Change in unrealized appreciation/(depreciation) of investments	21,057,750	65,562,846	28,038,107	26,102,985	(2,484,134)
Change in unrealized appreciation/(depreciation) of foreign currency translations	—	75,908	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	20,845,698	65,277,068	19,361,008	34,003,470	(2,510,082)
Net Change in Net Assets from Operations	$39,069,624	$72,927,109	$24,235,863	$34,667,055	$(1,464,008)

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2025 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment Income
Dividends from affiliates	$305,636	$693,986	$412,817
Dividends from non-affiliates	144	32	21
Total Investment Income	305,780	694,018	412,838

Expenses
Distribution fees - Class A	29,809	117,579	139,642
Transfer agent fees	7,404	23,417	34,597
Investment advisory fees	5,962	23,517	27,929
Administration fees	5,608	16,300	18,984
Registration and filing fees	11,498	12,878	13,023
Audit and tax services fees	4,984	7,775	8,504
Custodian fees	1,855	1,855	1,855
Trustee fees and expenses	354	1,395	1,641
Shareholder reporting expenses	78	301	361
Legal fees	70	273	325
Insurance expense	46	153	179
Other expenses	5,097	17,385	26,132
Total Expenses	72,765	222,828	273,172

Net Investment Income	233,015	471,190	139,666

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	(35,117)	208,704	114,388
Change in unrealized appreciation/(depreciation) of investments in affiliates	959,744	4,993,577	7,155,637
Net Realized and Unrealized Gains on Investments	924,627	5,202,281	7,270,025
Net Change in Net Assets from Operations	$1,157,642	$5,673,471	$7,409,691

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income	$18,223,926	$32,012,114	$7,650,041	$10,291,123
Net realized losses from investments and foreign currency transactions	(212,052)	(1,241,823)	(361,686)	(1,339,918)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	21,057,750	(15,385,997)	65,638,754	18,843,623
Net Change in Net Assets from Operations	39,069,624	15,384,294	72,927,109	27,794,828

Distributions to Shareholders
Class A	(489,820)	(949,240)	—	(317,895)
Class I	(17,824,116)	(31,354,181)	—	(12,503,552)
Change in Net Assets from Distributions to Shareholders	(18,313,936)	(32,303,421)	—	(12,821,447)

Change in Net Assets from Capital Transactions (Note 6)	50,905,793	148,068,293	(15,777,267)	29,087,197
Change in Net Assets	71,661,481	131,149,166	57,149,842	44,060,578

Net Assets
Beginning of period	984,456,466	853,307,300	440,334,893	396,274,315
End of period	$1,056,117,947	$984,456,466	$497,484,735	$440,334,893

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income	$4,874,855	$9,939,702	$663,585	$1,901,812	$1,046,074	$1,927,681
Net realized gains (losses) from investments	(8,677,099)	5,722,852	7,900,485	25,794,913	(25,948)	27,252,187
Net change in unrealized appreciation/(depreciation) on investments	28,038,107	36,124,989	26,102,985	148,859,497	(2,484,134)	(14,142,178)
Net Change in Net Assets from Operations	24,235,863	51,787,543	34,667,055	176,556,222	(1,464,008)	15,037,690

Distributions to Shareholders
Class A	—	(3,940,286)	—	(1,575,485)	—	(44,503)
Class I	—	(42,963,564)	—	(9,221,941)	—	(1,979,292)
Change in Net Assets from Distributions to Shareholders	—	(46,903,850)	—	(10,797,426)	—	(2,023,795)

Change in Net Assets from Capital Transactions (Note 6)	(25,671,866)	(9,927,646)	(36,259,702)	(32,752,551)	7,157,113	2,654,846
Change in Net Assets	(1,436,003)	(5,043,953)	(1,592,647)	133,006,245	5,693,105	15,668,741

Net Assets
Beginning of period	494,927,910	499,971,863	673,781,784	540,775,539	180,981,599	165,312,858
End of period	$493,491,907	$494,927,910	$672,189,137	$673,781,784	$186,674,704	$180,981,599

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
From Operations
Net investment income	$233,015	$557,388	$471,190	$1,837,822	$139,666	$1,795,638
Net realized gains (losses) on investments in affiliates	(35,117)	454,925	208,704	2,207,643	114,388	1,757,367
Long-term capital gain distributions from investments in affiliates	—	189,376	—	1,264,736	—	1,896,967
Net change in unrealized appreciation/(depreciation) on investments in affiliates	959,744	87	4,993,577	2,755,374	7,155,637	6,309,997
Net Change in Net Assets from Operations	1,157,642	1,201,776	5,673,471	8,065,575	7,409,691	11,759,969

Distributions to Class A Shareholders	(232,296)	(1,156,894)	(469,215)	(3,963,024)	(137,232)	(3,679,590)

Change in Net Assets from Capital Transactions (Note 6)	(617,622)	(531,796)	(85,659)	(138,697)	(1,247,030)	318,485
Change in Net Assets	307,724	(486,914)	5,118,597	3,963,854	6,025,429	8,398,864

Net Assets
Beginning of period	24,085,646	24,572,560	94,180,838	90,216,984	112,047,033	103,648,169
End of period	$24,393,370	$24,085,646	$99,299,435	$94,180,838	$118,072,462	$112,047,033

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$9.27		$9.45	$9.19	$10.78	$11.19	$10.67
Net investment income (a)	0.15		0.29	0.24	0.17	0.14	0.19
Net realized and unrealized gains (losses) on investments	0.19		(0.18)	0.26	(1.58)	(0.39)	0.60
Total from investment operations	0.34		0.11	0.50	(1.41)	(0.25)	0.79
Less distributions from:
Net investment income	(0.15)		(0.29)	(0.24)	(0.18)	(0.16)	(0.20)
Net realized gains	—		—	—	—	—	(0.07)
Total distributions	(0.15)		(0.29)	(0.24)	(0.18)	(0.16)	(0.27)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.46		$9.27	$9.45	$9.19	$10.78	$11.19
Total return (excludes sales charge)	3.70	%(c)	1.17%	5.56%	(13.12%)	(2.23%)	7.45%
Net assets at end of period (in 000s)	$30,777		$30,603	$33,489	$29,546	$41,413	$48,146
Ratio of expenses to average net assets	0.91	%(d)	0.85%	0.88%	0.94%	0.88%	0.92%
Ratio of net investment income to average net assets	3.22	%(d)	3.05%	2.60%	1.74%	1.28%	1.72%
Portfolio turnover rate	4.45	%(c)	8.03%	13.19%	21.12%	14.68%	31.27%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$9.23		$9.40	$9.15	$10.72	$11.14	$10.62
Net investment income (a)	0.17		0.32	0.28	0.21	0.18	0.23
Net realized and unrealized gains (losses) on investments	0.19		(0.17)	0.25	(1.56)	(0.39)	0.61
Total from investment operations	0.36		0.15	0.53	(1.35)	(0.21)	0.84
Less distributions from:
Net investment income	(0.17)		(0.32)	(0.28)	(0.22)	(0.21)	(0.25)
Net realized gains	—		—	—	—	—	(0.07)
Total distributions	(0.17)		(0.32)	(0.28)	(0.22)	(0.21)	(0.32)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.42		$9.23	$9.40	$9.15	$10.72	$11.14
Total return	3.92	%(c)	1.63%	5.87%	(12.65%)	(1.93%)	7.94%
Net assets at end of period (in 000s)	$1,025,341		$953,854	$819,818	$639,959	$773,270	$680,940
Ratio of expenses to average net assets	0.46	%(d)	0.47%	0.49%	0.49%	0.48%	0.52%
Ratio of net investment income to average net assets	3.66	%(d)	3.43%	3.00%	2.20%	1.68%	2.08%
Portfolio turnover rate	4.45	%(c)	8.03%	13.19%	21.12%	14.68%	31.27%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$12.80		$12.33	$11.07	$13.50	$12.82	$11.50
Net investment income (a)	0.19		0.25	0.23	0.20	0.18	0.10
Net realized and unrealized gains (losses) on investments and foreign currencies	1.90		0.54	1.38	(2.46)	0.75	1.32
Total from investment operations	2.09		0.79	1.61	(2.26)	0.93	1.42
Less distributions from:
Net investment income	—		(0.32)	(0.35)	(0.17)	(0.25)	(0.10)
Paid-in capital from redemption fees	—		—	—	—	—	—
Net asset value at end of period	$14.89		$12.80	$12.33	$11.07	$13.50	$12.82
Total return (excludes sales charge)	16.33	%(c)	6.42%	14.51%	(16.72%)	7.22%	12.37%
Net assets at end of period (in 000s)	$15,532		$12,842	$12,463	$10,526	$10,859	$11,251
Ratio of expenses to average net assets	1.14	%(d)	1.02%	1.10%	1.24%	1.20%	1.30%
Ratio of net investment income to average net assets	2.79	%(d)	1.91%	1.98%	1.71%	1.32%	0.92%
Portfolio turnover rate	8.85	%(c)	29.01%	19.21%	37.48%	39.58%	86.12%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$12.85		$12.38	$11.11	$13.53	$12.86	$11.53
Net investment income (a)	0.23		0.32	0.29	0.27	0.27	0.18
Net realized and unrealized gains (losses) on investments and foreign currencies	1.92		0.53	1.38	(2.46)	0.74	1.34
Total from investment operations	2.15		0.85	1.67	(2.19)	1.01	1.52
Less distributions from:
Net investment income	—		(0.38)	(0.40)	(0.23)	(0.34)	(0.19)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$15.00		$12.85	$12.38	$11.11	$13.53	$12.86
Total return	16.73	%(c)	6.88%	15.07%	(16.18%)	7.83%	13.18%
Net assets at end of period (in 000s)	$481,953		$427,493	$383,812	$327,905	$370,796	$308,764
Ratio of expenses to average net assets	0.55	%(d)	0.56%	0.60%	0.62%	0.61%	0.61%
Ratio of net investment income to average net assets	3.31	%(d)	2.40%	2.46%	2.36%	1.94%	1.62%
Portfolio turnover rate	8.85	%(c)	29.01%	19.21%	37.48%	39.58%	86.12%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$17.55		$17.41	$15.18	$17.32	$14.42	$15.13
Net investment income (a)	0.15		0.31	0.23	0.26	0.22	0.26
Net realized and unrealized gains (losses) on investments	0.76		1.51	2.80	(1.63)	3.30	0.26 (b)
Total from investment operations	0.91		1.82	3.03	(1.37)	3.52	0.52
Less distributions from:
Net investment income	—		(0.32)	(0.16)	(0.07)	(0.31)	—
Net realized gains	—		(1.36)	(0.64)	(0.70)	(0.31)	(1.23)
Total distributions	—		(1.68)	(0.80)	(0.77)	(0.62)	(1.23)
Paid-in capital from redemption fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value at end of period	$18.46		$17.55	$17.41	$15.18	$17.32	$14.42
Total return (excludes sales charge)	5.19	%(d)	10.30%	20.04%	(7.86%)	24.52%	3.58%
Net assets at end of period (in 000s)	$33,303		$45,273	$30,598	$25,497	$22,442	$18,863
Ratio of expenses to average net assets	0.76	%(e)	0.68%	0.70%	0.75%	0.78%	0.91%
Ratio of net investment income to average net assets	1.64	%(e)	1.64%	1.39%	1.63%	1.34%	1.90%
Portfolio turnover rate	12.79	%(d)	32.18%	45.27%	53.35%	28.06%	44.98%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$17.40		$17.26	$15.05	$17.18	$14.30	$15.02
Net investment income (a)	0.18		0.36	0.28	0.31	0.28	0.32
Net realized and unrealized gains (losses) on investments	0.75		1.51	2.78	(1.61)	3.29	0.27 (b)
Total from investment operations	0.93		1.87	3.06	(1.30)	3.57	0.59
Less distributions from:
Net investment income	—		(0.37)	(0.21)	(0.13)	(0.38)	(0.08)
Net realized gains	—		(1.36)	(0.64)	(0.70)	(0.31)	(1.23)
Total distributions	—		(1.73)	(0.85)	(0.83)	(0.69)	(1.31)
Paid-in capital from redemption fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value at end of period	$18.33		$17.40	$17.26	$15.05	$17.18	$14.30
Total return	5.34	%(d)	10.65%	20.42%	(7.55%)	25.08%	4.07%
Net assets at end of period (in 000s)	$460,189		$449,655	$469,374	$373,084	$417,164	$290,133
Ratio of expenses to average net assets	0.36	%(e)	0.38%	0.38%	0.38%	0.38%	0.44%
Ratio of net investment income to average net assets	2.04	%(e)	1.94%	1.70%	1.98%	1.73%	2.32%
Portfolio turnover rate	12.79	%(d)	32.18%	45.27%	53.35%	28.06%	44.98%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$48.48		$36.94	$29.04	$42.88	$33.96	$27.23
Net investment income (loss) (a)	(0.01)		0.03	0.23	0.10	0.03	0.11
Net realized and unrealized gains (losses) on investments	2.56		12.20	8.33	(12.27)	10.69	8.80
Total from investment operations	2.55		12.23	8.56	(12.17)	10.72	8.91
Less distributions from:
Net investment income	—		(0.11)	(0.23)	—	(0.03)	(0.10)
Net realized gains	—		(0.58)	(0.43)	(1.67)	(1.77)	(2.08)
Total distributions	—		(0.69)	(0.66)	(1.67)	(1.80)	(2.18)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$51.03		$48.48	$36.94	$29.04	$42.88	$33.96
Total return (excludes sales charge)	5.26	%(c)	33.04%	29.48%	(28.42%)	31.60%	32.81%
Net assets at end of period (in 000s)	$115,099		$112,124	$88,260	$72,214	$109,319	$90,516
Ratio of expenses to average net assets	0.65	%(d)	0.63%	0.66%	0.67%	0.66%	0.75%
Ratio of net investment income (loss) to average net assets	(0.04	%)(d)	0.07%	0.70%	0.28%	0.08%	0.38%
Portfolio turnover rate	10.24	%(c)	16.48%	35.55%	49.76%	18.17%	28.05%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$49.13		$37.41	$29.40	$43.27	$34.25	$27.45
Net investment income (a)	0.06		0.16	0.33	0.21	0.15	0.21
Net realized and unrealized gains (losses) on investments	2.61		12.38	8.44	(12.39)	10.79	8.87
Total from investment operations	2.67		12.54	8.77	(12.18)	10.94	9.08
Less distributions from:
Net investment income	—		(0.24)	(0.33)	(0.02)	(0.15)	(0.20)
Net realized gains	—		(0.58)	(0.43)	(1.67)	(1.77)	(2.08)
Total distributions	—		(0.82)	(0.76)	(1.69)	(1.92)	(2.28)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$51.80		$49.13	$37.41	$29.40	$43.27	$34.25
Total return	5.43	%(c)	33.44%	29.82%	(28.18%)	31.97%	33.19%
Net assets at end of period (in 000s)	$557,091		$561,657	$452,516	$378,141	$420,287	$309,772
Ratio of expenses to average net assets	0.34	%(d)	0.35%	0.37%	0.36%	0.36%	0.43%
Ratio of net investment income to average net assets	0.26	%(d)	0.35%	0.98%	0.60%	0.38%	0.69%
Portfolio turnover rate	10.24	%(c)	16.48%	35.55%	49.76%	18.17%	28.05%

(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$10.70		$9.99	$8.70	$11.00	$9.69	$8.85
Net investment income (a)	0.03		0.05	0.06	0.03	0.02	0.02
Net realized and unrealized gains (losses) on investments	(0.19)		0.73	1.32	(2.24)	2.52	0.90
Total from investment operations	(0.16)		0.78	1.38	(2.21)	2.54	0.92
Less distributions from:
Net investment income	—		(0.07)	(0.09)	—	(0.03)	(0.04)
Net realized gains	—		—	—	(0.09)	(1.20)	(0.04)
Total distributions	—		(0.07)	(0.09)	(0.09)	(1.23)	(0.08)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.54		$10.70	$9.99	$8.70	$11.00	$9.69
Total return (excludes sales charge)	(1.50	%)(c)	7.86%	15.87%	(20.08%)	26.53%	10.39%
Net assets at end of period (in 000s)	$6,388		$6,463	$6,141	$5,296	$6,656	$5,173
Ratio of net expenses to average net assets	1.06	%(d)	1.03%	1.12%	1.11%	1.12%	1.12%
Ratio of gross expenses to average net assets*	1.06	%(d)	1.03%	1.04%	1.09%	1.12%	1.37%
Ratio of net investment income to average net assets	0.56	%(d)	0.47%	0.63%	0.37%	0.13%	0.25%
Portfolio turnover rate	20.71	%(c)	82.31%	38.41%	35.74%	40.95%	39.21%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$11.96		$11.15	$9.68	$12.17	$10.60	$9.66
Net investment income (a)	0.07		0.13	0.13	0.11	0.11	0.08
Net realized and unrealized gains (losses) on investments	(0.21)		0.82	1.49	(2.50)	2.76	0.98
Total from investment operations	(0.14)		0.95	1.62	(2.39)	2.87	1.06
Less distributions from:
Net investment income	—		(0.14)	(0.15)	(0.01)	(0.10)	(0.08)
Net realized gains	—		—	—	(0.09)	(1.20)	(0.04)
Total distributions	—		(0.14)	(0.15)	(0.10)	(1.30)	(0.12)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.82		$11.96	$11.15	$9.68	$12.17	$10.60
Total return	(1.17	%)(c)	8.49%	16.67%	(19.60%)	27.36%	11.04%
Net assets at end of period (in 000s)	$180,287		$174,518	$159,172	$143,969	$166,462	$134,490
Ratio of expenses to average net assets	0.42	%(d)	0.44%	0.44%	0.43%	0.43%	0.45%
Ratio of net investment income to average net assets	1.20	%(d)	1.12%	1.32%	1.02%	0.83%	0.94%
Portfolio turnover rate	20.71	%(c)	82.31%	38.41%	35.74%	40.95%	39.21%

*	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$11.69		$11.66	$10.85	$12.99	$12.99	$12.20
Net investment income (a)	0.11		0.27	0.22	0.17	0.20	0.26
Net realized and unrealized gains (losses) on investments	0.47		0.33	0.84	(2.06)	0.37	0.99
Total from investment operations	0.58		0.60	1.06	(1.89)	0.57	1.25
Less distributions from:
Net investment income	(0.11)		(0.27)	(0.23)	(0.17)	(0.20)	(0.27)
Net realized gains	—		(0.30)	(0.02)	(0.08)	(0.37)	(0.19)
Total distributions	(0.11)		(0.57)	(0.25)	(0.25)	(0.57)	(0.46)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$12.16		$11.69	$11.66	$10.85	$12.99	$12.99
Total return (excludes sales charge)	5.03	%(c)	5.16%	9.77%	(14.59%)	4.42%	10.28%
Net assets at end of period (in 000s)	$24,393		$24,086	$24,573	$24,185	$28,609	$27,763
Ratio of net expenses to average net assets†	0.61	%(d)	0.62%	0.62%	0.58%	0.60%	0.60%
Ratio of gross expenses to average net assets†	0.61	%(d)	0.62%	0.62%	0.58%	0.58%**	0.58%**
Ratio of net investment income to average net assets†*	1.95	%(d)	2.30%	1.98%	1.43%	1.50%	2.05%
Portfolio turnover rate	5.42	%(c)	12.40%	10.52%	13.60%	15.51%	28.90%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
**	During the period, certain expenses were reduced and/or recouped by the Adviser and/or Distributor. If such expense reductions/recoupments had not occurred, the ratios would have been as indicated.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$15.52		$14.84	$13.31	$16.30	$15.40	$14.30
Net investment income (a)	0.08		0.31	0.26	0.17	0.33	0.34
Net realized and unrealized gains (losses) on investments	0.86		1.04	1.62	(2.79)	1.47	1.50
Total from investment operations	0.94		1.35	1.88	(2.62)	1.80	1.84
Less distributions from:
Net investment income	(0.08)		(0.31)	(0.26)	(0.17)	(0.32)	(0.34)
Net realized gains	—		(0.36)	(0.09)	(0.20)	(0.58)	(0.40)
Total distributions	(0.08)		(0.67)	(0.35)	(0.37)	(0.90)	(0.74)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$16.38		$15.52	$14.84	$13.31	$16.30	$15.40
Total return (excludes sales charge)	6.06	%(c)	9.03%	14.15%	(16.06%)	11.77%	12.97%
Net assets at end of period (in 000s)	$99,299		$94,181	$90,217	$78,828	$95,935	$87,527
Ratio of expenses to average net assets†	0.47	%(d)	0.46%	0.47%	0.47%	0.46%	0.49%
Ratio of net investment income to average net assets†*	1.00	%(d)	1.96%	1.82%	1.21%	2.01%	2.38%
Portfolio turnover rate	6.94	%(c)	13.43%	10.51%	12.96%	15.28%	21.52%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value at beginning of period	$19.03		$17.63	$15.42	$19.15	$17.17	$15.79
Net investment income (a)	0.02		0.31	0.27	0.17	0.43	0.40
Net realized and unrealized gains (losses) on investments	1.24		1.73	2.35	(3.44)	2.43	1.81
Total from investment operations	1.26		2.04	2.62	(3.27)	2.86	2.21
Less distributions from:
Net investment income	(0.02)		(0.31)	(0.27)	(0.16)	(0.42)	(0.39)
Net realized gains	—		(0.33)	(0.14)	(0.30)	(0.46)	(0.44)
Total distributions	(0.02)		(0.64)	(0.41)	(0.46)	(0.88)	(0.83)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$20.27		$19.03	$17.63	$15.42	$19.15	$17.17
Total return (excludes sales charge)	6.65	%(c)	11.52%	16.98%	(17.05%)	16.72%	14.08%
Net assets at end of period (in 000s)	$118,072		$112,047	$103,648	$87,208	$100,854	$85,649
Ratio of expenses to average net assets†	0.49	%(d)	0.48%	0.49%	0.48%	0.49%	0.54%
Ratio of net investment income to average net assets†*	0.25	%(d)	1.64%	1.63%	1.02%	2.28%	2.59%
Portfolio turnover rate	6.47	%(c)	12.86%	7.57%	10.46%	12.90%	18.36%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2025

1. Organization:

The Praxis Funds (formerly Praxis Mutual Funds) (the “Trust”) is an open-end management investment company established as a Delaware statutory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. Each Fund and Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2025 the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreement, certain other class specific expenses, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

The Funds and Portfolios have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s and Portfolio’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Trust. Each Fund and Portfolio operates as a single operating segment. Each Fund’s and Portfolio’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund and Portfolio, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data

Notes to Financial Statements (unaudited), continued	June 30, 2025

that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Praxis Investment Management, Inc. (the “Adviser”), investment adviser to the Funds and Portfolios, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing NAV per share.

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Mutual Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by each Fund’s and Portfolio’s investments and the input level, as of June 30, 2025, for the investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Municipal Bonds	$—	$10,062,885	$—	$10,062,885
Corporate Bonds	—	294,441,479	—	294,441,479
Corporate Notes	—	10,060,310	—	10,060,310
Foreign Governments	—	50,246,014	—	50,246,014
Commercial Mortgage-Backed Securities	—	31,488	—	31,488
U.S. Government Agencies	—	596,437,324	—	596,437,324
Asset Backed Securities	—	58,285,761	—	58,285,761
Money Market Funds	28,525,285	—	—	28,525,285
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	10,444,778
Investment Companies	3,254,931	—	—	3,254,931
Total Investments	$31,780,216	$1,019,565,261	$—	$1,061,790,255

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$275,654,469	$213,390,648	$869	$489,045,986
Corporate Notes	—	4,349,598	—	4,349,598
Money Market Funds	761,118	—	—	761,118
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	62,970,844
Total Investments	$276,415,587	$217,740,246	$869	$557,127,546

Notes to Financial Statements (unaudited), continued	June 30, 2025

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$487,908,383	$—	$—	$487,908,383
Corporate Notes	—	4,260,497	—	4,260,497
Money Market Funds	1,228,724	—	—	1,228,724
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	12,273,381
Total Investments	$489,137,107	$4,260,497	$—	$505,670,985

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$666,084,495	$—	$—	$666,084,495
Corporate Notes	—	5,802,737	—	5,802,737
Money Market Funds	828,471	—	—	828,471
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	4,872,000
Total Investments	$666,912,966	$5,802,737	$—	$677,587,703

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks	$183,503,806	$—	$—	$183,503,806
Rights	—	—	488	488
Corporate Notes	—	1,615,314	—	1,615,314
Money Market Funds	1,440,675	—	—	1,440,675
Investment Purchased with the Cash Proceeds from Securities Lending *	—	—	—	33,533,729
Total Investments	$184,944,481	$1,615,314	$488	$220,094,012

*

Investments purchased with cash proceeds from securities lending are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statements of Assets & Liabilities.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$24,341,523	$—	$—	$24,341,523
Money Market Funds	6,975	—	—	6,975
Total Investments	$24,348,498	$—	$—	$24,348,498

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$99,229,197	$—	$—	$99,229,197
Money Market Funds	1,842	—	—	1,842
Total Investments	$99,231,039	$—	$—	$99,231,039

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Affiliated Mutual Funds	$118,016,954	$—	$—	$118,016,954
Money Market Funds	1,153	—	—	1,153
Total Investments	$118,018,107	$—	$—	$118,018,107

Notes to Financial Statements (unaudited), continued	June 30, 2025

The following is a reconciliation of Level 3 instruments held in the International Index Fund and Small Cap Index Fund for which significant unobservable inputs were used to determine fair value for the six months ended June 30, 2025:

	International Index Fund	Small Cap Index Fund
Balance as of December 31, 2024	$869	$992
Change in Unrealized appreciation (depreciation)	—	(504)
Balance as of June 30, 2025	$869	$488

The total change in unrealized appreciation (depreciation) included on the Statements of Operations attributable to Level 3 investments still held as of June 30, 2025 for the International Index Fund and Small Cap Index Fund was $0 and $(504), respectively.

The following tables summarize the valuation techniques used and unobservable inputs developed by the Valuation Designee in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 instruments:

International Index Fund
	6/30/2025	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Common Stocks	$869	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Small Cap Index Fund
	6/30/2025	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input *
Rights	$488	Discount on Future Cash Flows	Estimate of Future Cash Flows	100%	Increase

*

This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

Notes to Financial Statements (unaudited), continued	June 30, 2025

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are accrued by the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The International Index Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds and Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended June 30, 2025, the Funds and Portfolios did not incur any interest or penalties.

Notes to Financial Statements (unaudited), continued	June 30, 2025

3. Purchases and Sales of Securities:

Purchases, sales and maturities of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2025 were as follows:

	Purchases	Sales
Impact Bond Fund	$59,682,319	$27,689,475
International Index Fund	41,099,622	49,591,228
Value Index Fund	62,976,191	82,776,574
Growth Index Fund	66,083,899	97,617,990
Small Cap Index Fund	45,296,407	37,034,680
Conservative Portfolio	1,308,030	1,979,615
Balanced Portfolio	6,629,399	6,818,468
Growth Portfolio	7,347,204	8,687,370

During the six months ended June 30, 2025, cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for Praxis Impact Bond Fund were $30,736,411 and $16,193,208, respectively.

During the six months ended June 30, 2025, the Value Index Fund sold securities to the Growth Index Fund and the Small Cap Index Fund, the Growth Index Fund sold securities to the Value Index Fund and the Small Cap Index Fund, and the Small Cap Index Fund sold securities to the Value Index Fund and Growth Index Fund. These transactions, which were effected at the then current market prices as provided by an independent pricing service used by the Trust, complied with Rule 17a-7 under the 1940 Act. The transactions were as follows:

Selling Fund	Purchasing Fund	Net Proceeds	Net Gain (Loss)
Value Index Fund	Growth Index Fund	$8,062,987	$(1,211,415)
Value Index Fund	Small Cap Index Fund	1,226,508	(7,368)
Growth Index Fund	Value Index Fund	3,686,970	1,256,479
Growth Index Fund	Small Cap Index Fund	1,439,541	(182,871)
Small Cap Index Fund	Value Index Fund	40,498	(1,307)
Small Cap Index Fund	Growth Index Fund	584,428	54,588

4. Investment Transactions with Affiliates:

The Portfolios invest in the Underlying Funds, which are also advised by the Adviser. The Underlying Funds are deemed affiliates of the Portfolios, and the related activities in those investments were as follows:

	For the six months ended June 30, 2025
Affiliate	Fair Value at December 31, 2024	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2025	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2025
Conservative Portfolio
Growth Index - Class I	$2,153,879	$277,386	$(276,943)	$31,237	$102,991	$2,288,550	$—	$—	44,181
Impact Bond - Class I	16,974,598	831,951	(1,195,865)	(130,392)	471,968	16,952,260	305,636	—	1,799,603
International Index - Class I	2,156,779	39,478	(325,896)	69,741	272,246	2,212,348	—	—	147,490
Small Cap Index - Class I	594,562	62,043	(36,182)	(409)	(5,887)	614,127	—	—	51,957
Value Index - Class I	2,208,663	97,172	(144,729)	(5,294)	118,426	2,274,238	—	—	124,072
Total	$24,088,481	$1,308,030	$(1,979,615)	$(35,117)	$959,744	$24,341,523	$305,636	$—	2,167,303

	For the six months ended June 30, 2025
Affiliate	Fair Value at December 31, 2024	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2025	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2025
Balanced Portfolio
Growth Index - Class I	$14,662,989	$1,805,349	$(1,388,930)	$204,435	$775,912	$16,059,755	$—	$—	310,034
Impact Bond - Class I	38,175,852	2,585,236	(2,241,311)	(265,865)	1,038,379	39,292,291	693,986	—	4,171,156
International Index - Class I	16,986,341	407,578	(2,172,077)	286,480	2,435,227	17,943,549	—	—	1,196,237
Small Cap Index - Class I	9,360,035	1,024,119	(337,451)	475	(75,212)	9,971,966	—	—	843,652
Value Index - Class I	15,030,768	807,117	(678,699)	(16,821)	819,271	15,961,636	—	—	870,793
Total	$94,215,985	$6,629,399	$(6,818,468)	$208,704	$4,993,577	$99,229,197	$693,986	$—	7,391,872

Notes to Financial Statements (unaudited), continued	June 30, 2025

	For the six months ended June 30, 2025
Affiliate	Fair Value at December 31, 2024	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2025	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2025
Growth Portfolio
Growth Index - Class I	$22,454,468	$2,421,827	$(1,921,276)	$107,183	$1,329,301	$24,391,503	$—	$—	470,878
Impact Bond - Class I	22,803,018	1,526,351	(1,500,922)	(248,830)	710,640	23,290,257	412,817	—	2,472,426
International Index - Class I	27,041,312	465,638	(3,464,037)	306,935	4,011,902	28,361,750	—	—	1,890,783
Small Cap Index - Class I	16,773,418	1,723,549	(604,848)	(15,395)	(145,475)	17,731,249	—	—	1,500,106
Value Index - Class I	23,014,879	1,209,839	(1,196,287)	(35,505)	1,249,269	24,242,195	—	—	1,322,542
Total	$112,087,095	$7,347,204	$(8,687,370)	$114,388	$7,155,637	$118,016,954	$412,817	$—	7,656,735

5. Related Party Transactions:

The Adviser provides investment advisory services to the Funds and Portfolios. During the six months ended June 30, 2025, under the terms of the investment advisory agreement, the Adviser was entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund*	0.35%
International Index Fund**	0.41%
Value Index Fund***	0.24%
Growth Index Fund***	0.23%
Small Cap Index Fund***	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*

The Impact Bond Fund’s fee is subject to a tier schedule as follows: 0.40% on the average daily net assets up to $500 million and 0.30% on the average daily net asset over $500 million. Rate disclosed above represents the effective rate charged during the year.

**

The International Index Fund’s fee is subject to a tier schedule as follows: 0.50% on the average daily net assets up to $100 million and 0.38% on the average daily net asset over $100 million, and 0.35% on the average daily net assets over $500 million. Rate disclosed above represents the effective rate charged during the year.

***

The Value Index Fund, Growth Index Fund and Small Cap Index Fund fees are subject to a tier schedule as follows: 0.30% on the average daily net assets of each Fund up to $200 million and 0.20% on the average daily net asset of each Fund over $200 million. Rates disclosed above represents the effective rate charged during the year.

The Adviser has retained Aperio Group, LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2026. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the time in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2025 were:

Small Cap Index Fund (Class A)	1.10%

U.S. Bank Global Fund Services provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bank Global Fund Services receives an annual fee, paid monthly, from each Fund and Portfolio.

Notes to Financial Statements (unaudited), continued	June 30, 2025

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned sales charges from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2025 as follows:

Impact Bond Fund	$1,271
International Index Fund	512
Value Index Fund	2,903
Growth Index Fund	8,461
Small Cap Index Fund	375
Conservative Portfolio	846
Balanced Portfolio	10,102
Growth Portfolio	18,998

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may compensate or reimburse the Underwriter or certain third parties for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution. These fees are reflected as Distribution Fees on the Statements of Operations.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds and Portfolios. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are reflected as Administration Fees on the Statements of Operations.

Notes to Financial Statements (unaudited), continued	June 30, 2025

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Impact Bond Fund		International Index Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,020,394	$7,377,882	$2,383,595	$3,280,645
Dividends reinvested	454,277	870,286	—	308,943
Cost of shares redeemed	(2,912,968)	(10,527,101)	(1,839,347)	(3,660,006)
Class A Share Transactions	$(438,297)	$(2,278,933)	$544,248	$(70,418)
Class I Shares:
Proceeds from shares issued	$155,487,579	$378,231,136	$47,816,828	$167,166,260
Dividends reinvested	9,812,516	17,002,384	—	5,613,483
Cost of shares redeemed	(113,956,005)	(244,886,294)	(64,138,343)	(143,622,128)
Class I Share Transactions	$51,344,090	$150,347,226	$(16,321,515)	$29,157,615
Net change from capital transactions	$50,905,793	$148,068,293	$(15,777,267)	$29,087,197
Share Transactions:
Class A Shares:
Issued	216,218	787,025	175,763	253,873
Reinvested	48,278	92,967	—	24,118
Redeemed	(311,672)	(1,124,050)	(136,182)	(285,335)
Change in Class A Shares:	(47,176)	(244,058)	39,581	(7,344)
Class I Shares:
Issued	16,698,041	40,658,560	3,572,262	12,700,602
Reinvested	1,047,702	1,825,140	—	436,507
Redeemed	(12,225,709)	(26,322,506)	(4,701,580)	(10,880,616)
Change in Class I Shares:	5,520,034	16,161,194	(1,129,318)	2,256,493
Net change from share transactions	5,472,858	15,917,136	(1,089,737)	2,249,149

	Value Index Fund		Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,545,987	$22,677,791	$3,107,729	$8,249,276	$378,863	$1,542,861
Dividends reinvested	—	3,765,232	—	1,526,227	—	43,555
Cost of shares redeemed	(16,217,300)	(11,688,429)	(5,748,117)	(12,873,956)	(356,807)	(1,687,209)
Class A Share Transactions	$(13,671,313)	$14,754,594	$(2,640,388)	$(3,098,453)	$22,056	$(100,793)
Class I Shares:
Proceeds from shares issued	$71,010,291	$169,301,774	$76,553,185	$213,905,554	$26,178,116	$68,239,522
Dividends reinvested	—	30,118,609	—	6,680,462	—	921,429
Cost of shares redeemed	(83,010,844)	(224,102,923)	(110,172,499)	(250,240,114)	(19,043,059)	(66,405,312)
Class I Share Transactions	$(12,000,553)	$(24,682,540)	$(33,619,314)	$(29,654,098)	$7,135,057	$2,755,639
Net change from capital transactions	$(25,671,866)	$(9,927,946)	$(36,259,702)	$(32,752,551)	$7,157,113	$2,654,846
Share Transactions:
Class A Shares:
Issued	143,893	1,247,740	66,810	190,072	36,830	151,777
Reinvested	—	207,858	—	30,377	—	4,070
Redeemed	(919,205)	(633,674)	(124,480)	(296,974)	(34,430)	(166,863)
Change in Class A Shares:	(775,312)	821,924	(57,670)	(76,525)	2,400	(11,016)
Class I Shares:
Issued	4,036,608	9,348,544	1,667,112	4,611,716	2,359,923	5,749,234
Reinvested	—	1,673,072	—	131,475	—	77,043
Redeemed	(4,777,776)	(12,380,189)	(2,344,254)	(5,405,603)	(1,687,958)	(5,521,025)
Change in Class I Shares:	(741,168)	(1,358,573)	(677,142)	(662,412)	671,965	305,252
Net change from share transactions	(1,516,480)	(536,649)	(734,812)	(738,937)	674,365	294,236

Notes to Financial Statements (unaudited), continued	June 30, 2025

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$880,222	$1,655,522	$4,753,973	$8,424,855	$4,499,706	$10,049,033
Dividends reinvested	229,893	1,150,348	466,224	3,934,846	136,027	3,644,569
Cost of shares redeemed	(1,727,737)	(3,337,666)	(5,305,856)	(12,498,398)	(5,882,763)	(13,375,117)
Class A Share Transactions	$(617,622)	$(531,796)	$(85,659)	$(138,697)	$(1,247,030)	$318,485
Net change from capital transactions	$(617,622)	$(531,796)	$(85,659)	$(138,697)	$(1,247,030)	$318,485
Share Transactions:
Class A Shares:
Issued	74,639	138,354	305,947	544,031	235,612	537,798
Reinvested	19,316	96,550	29,675	248,188	7,036	187,168
Redeemed	(146,995)	(282,909)	(340,000)	(803,444)	(306,873)	(715,023)
Change in Class A Shares:	(53,040)	(48,005)	(4,378)	(11,225)	(64,225)	9,943
Net change from share transactions	(53,040)	(48,005)	(4,378)	(11,225)	(64,225)	9,943

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2025 and December 31, 2024 was as follows:

	Impact Bond Fund		International Index Fund		Value Index Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
From ordinary income	$18,313,936	$32,303,421	$—	$12,821,447	$—	$10,668,351
From long-term capital gains	—	—	—	—	—	35,235,499
Total distributions	$18,313,936	$32,303,421	$—	$12,821,447	$—	$45,903,850

	Growth Index Fund		Small Cap Index Fund
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
From ordinary income	$—	$2,945,684	$—	$2,023,795
From long-term capital gains	—	7,851,742	—	—
Total distributions	$—	$10,797,426	$—	$2,023,795

	Conservative Portfolio		Balanced Portfolio		Growth Portfolio
	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (unaudited)	Year Ended December 31, 2024
From ordinary income	$232,296	$579,605	$469,215	$2,059,308	$137,232	$1,864,186
From long-term capital gains	—	577,289	—	1,903,716	—	1,815,404
Total distributions	$232,296	$1,156,894	$469,215	$3,963,024	$137,232	$3,679,590

The following information was computed on a tax basis for each item as of December 31, 2024:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$1,070,241,484	$343,628,389	$393,997,024
Gross unrealized appreciation	1,845,102	143,683,701	126,429,874
Gross unrealized depreciation	(80,671,982)	(12,881,059)	(12,470,850)
Net unrealized appreciation (depreciation) on investments	$(78,826,880)	$130,802,642	$113,959,024
Net unrealized depreciation on foreign currency transactions	—	(20,878)	—
Undistributed ordinary income	—	—	7,246,670
Accumulated capital and other losses	(11,963,194)	(41,409,582)	—
Distributable earnings (accumulated deficit)	$(90,790,074)	$89,372,182	$121,205,694

Notes to Financial Statements (unaudited), continued	June 30, 2025

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$280,597,145	$157,852,859
Gross unrealized appreciation	402,275,583	37,760,303
Gross unrealized depreciation	(3,055,541)	(1,571,887)
Net unrealized appreciation on investments	$399,220,042	$36,188,416
Undistributed ordinary income	1,892,184	1,453,609
Undistributed long-term capital gains	23,767,326	14,295,236
Distributable earnings	$424,879,552	$51,937,261

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$22,385,129	$71,786,413	$77,513,526
Gross unrealized appreciation	3,715,177	26,499,951	37,270,857
Gross unrealized depreciation	(2,004,996)	(4,068,575)	(2,696,159)
Net unrealized appreciation on investments	$1,710,181	$22,431,376	$34,574,698
Undistributed ordinary income	608	59,092	4,484
Undistributed long-term capital gains	363,240	2,253,230	2,607,313
Distributable earnings	$2,074,029	$24,743,698	$37,186,495

For the latest tax year ended December 31, 2024, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Impact Bond	International Index
No expiration - short-term	$2,178,916	$41,409,582
No expiration - long-term	9,784,278	—
	$11,963,194	$41,409,582

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2025 was as follows:

	Impact Bond Fund	International Index Fund	Value Index Fund
Tax cost of investments	$1,119,558,721	$356,284,393	$364,219,671
Gross unrealized appreciation	7,828,073	207,046,731	156,419,114
Gross unrealized depreciation	(65,596,539)	(6,203,578)	(14,967,800)
Net unrealized appreciation (depreciation) on investments	$(57,768,466)	$200,843,153	$141,451,314

	Growth Index Fund	Small Cap Index Fund
Tax cost of investments	$252,546,209	$186,648,514
Gross unrealized appreciation	425,691,100	41,361,746
Gross unrealized depreciation	(649,606)	(7,916,248)
Net unrealized appreciation on investments	$425,041,494	$33,445,498

	Conservative Portfolio	Balanced Portfolio	Growth Portfolio
Tax cost of investments	$21,746,423	$72,005,909	$76,381,908
Gross unrealized appreciation	4,226,969	30,520,914	43,675,403
Gross unrealized depreciation	(1,624,894)	(3,295,784)	(2,039,204)
Net unrealized appreciation on investments	$2,602,075	$27,225,130	$41,636,199

The difference between book basis and tax basis net unrealized appreciation (depreciation) was attributable primarily to the tax deferral on wash sales and nontaxable distributions, as well as investments in Passive Foreign Investment Companies (“PFICs”).

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Securities Lending

Under the terms of the securities lending agreement with U.S. Bank, N.A. (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions are on an overnight and continuous basis. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Funds’ Schedules of Investments. Although risk is mitigated by the collateral, the

Notes to Financial Statements (unaudited), continued	June 30, 2025

Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to borrowers, the Funds retain a portion of their net securities lending income and pays U.S. Bank the remaining portion. The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures are required. The Funds’ collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The Funds have measures in place to recall loaned securities to vote proxies.

As of June 30, 2025, the fair value of securities on loan and the collateral held were as follows:

	Fair Value of Securities Loaned	Cash Collateral
Impact Bond Fund	$10,293,818	$10,444,778
International Index Fund	61,293,378	62,970,844
Value Index Fund	12,010,302	12,273,381
Growth Index Fund	4,868,842	4,872,000
Small Cap Index Fund	32,672,906	33,533,729

9. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

10. Trustee Compensation

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting related expenses. Collectively, the Independent Trustees were paid $141,500 in retainers and meeting fees during the six months ended June 30, 2025.

11. Subsequent Events

The Funds and Portfolios evaluated subsequent events June 30, 2025 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Information (unaudited)	June 30, 2025

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

For more information about the Praxis Funds, the following documents are available free upon request:

Annual/Semi-Annual Financial Statements:

The Praxis Funds’ annual and semi-annual financial statements contain additional information on each Fund’s or Portfolio’s investments.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports, the prospectus and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Funds, or by contacting the Praxis Funds at:

Praxis Funds
c/o U.S. Bank Global Fund Services
PO Box 219286
Kansas City, MO 64121-9286
Telephone: 1-800-977-2947
Internet: https://www.praxisinvests.com(1)

You can review and get copies of the Praxis Fund’s reports, the prospectus and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

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Praxis Impact ETFs

Semiannual Financial Statements and Additional Information

for the six months ending June 30, 2025 (unaudited)

Praxis Exchange Traded Funds

Praxis™

An Everence Company

Table of Contents

Praxis Impact Large Cap Growth ETF
Schedule of Investments	1
Praxis Impact Large Cap Value ETF
Schedule of Investments	4
Financial Statements
Statements of Assets & Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	12
Other Non-Audited Information	17
Additional Information	18

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

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Schedule of Investments

Praxis Impact Large Cap Growth ETF

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.5%
COMMUNICATIONS — 15.8%
Airbnb, Inc. - Class A (a)	528	$69,875
Alphabet, Inc. - Class A	4,264	751,445
Alphabet, Inc. - Class C	9,351	1,658,774
AppLovin Corp. - Class A (a)	428	149,834
Booking Holdings, Inc.	53	306,830
DoorDash, Inc. - Class A (a)	603	148,645
Electronic Arts, Inc.	151	24,115
Expedia Group, Inc.	270	45,544
Fox Corp. - Class A	378	21,183
GoDaddy, Inc. - Class A (a)	258	46,455
Meta Platforms, Inc. - Class A	2,609	1,925,677
Netflix, Inc. (a)	624	835,617
Pinterest, Inc. - Class A (a)	1,037	37,187
ROBLOX Corp. - Class A (a)	1,056	111,091
Snap, Inc. - Class A (a)	3,097	26,913
T-Mobile US, Inc.	749	178,457
Trade Desk, Inc. - Class A (a)	812	58,456
Uber Technologies, Inc. (a)	3,026	282,326
VeriSign, Inc.	204	58,915
		6,737,339
CONSUMER DISCRETIONARY — 13.2%
Amazon.com, Inc. (a)	12,565	2,756,635
AutoZone, Inc. (a)	22	81,669
Burlington Stores, Inc. (a)	159	36,990
Carvana Co. (a)	298	100,414
Chipotle Mexican Grill, Inc. (a)	1,913	107,415
Copart, Inc. (a)	1,235	60,601
eBay, Inc.	419	31,199
Hilton Worldwide Holdings, Inc.	450	119,853
Live Nation Entertainment, Inc. (a)	312	47,199
Lululemon Athletica, Inc. (a)	252	59,870
Marriott International, Inc. - Class A	319	87,154
Masco Corp.	373	24,006
McDonald’s Corp.	892	260,616
O’Reilly Automotive, Inc. (a)	1,599	144,118
Ross Stores, Inc.	157	20,030
Royal Caribbean Cruises Ltd.	209	65,446
Starbucks Corp.	1,572	144,042
Tesla, Inc. (a)	3,886	1,234,427
TJX Cos., Inc.	1,563	193,015
Ulta Beauty, Inc. (a)	51	23,859
Yum! Brands, Inc.	314	46,529
		5,645,087
CONSUMER STAPLES — 1.7%
Church & Dwight Co., Inc.	318	30,563
Costco Wholesale Corp.	634	627,622
Monster Beverage Corp. (a)	890	55,750
		713,935
ENERGY — 0.6%
Baker Hughes Co.	1,153	44,206
ConocoPhillips	249	22,345
EOG Resources, Inc.	196	23,443
EQT Corp.	405	23,620
First Solar, Inc. (a)	241	39,895
	SHARES	VALUE
COMMON STOCKS — 98.5%, continued
ENERGY — 0.6%, continued
Kinder Morgan, Inc.	1,836	$53,978
Phillips 66	162	19,327
Texas Pacific Land Corp.	33	34,861
		261,675
FINANCIALS — 7.3%
Aon PLC - Class A	155	55,298
Ares Management Corp. - Class A	366	63,391
Arthur J Gallagher & Co.	63	20,168
Block, Inc. (a)	825	56,042
Broadridge Financial Solutions, Inc.	105	25,518
Brown & Brown, Inc.	192	21,287
CME Group, Inc.	134	36,933
Coinbase Global, Inc. - Class A (a)	306	107,250
Equifax, Inc.	162	42,018
FactSet Research Systems, Inc.	52	23,259
Fair Isaac Corp. (a)	42	76,774
Fiserv, Inc. (a)	421	72,585
Interactive Brokers Group, Inc. - Class A	896	49,647
Intercontinental Exchange, Inc.	167	30,640
LPL Financial Holdings, Inc.	155	58,120
Mastercard, Inc. - Class A	1,247	700,739
Moody’s Corp.	263	131,918
MSCI, Inc.	106	61,134
Nasdaq, Inc.	447	39,971
Robinhood Markets, Inc. - Class A (a)	1,410	132,018
Rocket Cos., Inc. - Class A	3,049	43,235
S&P Global, Inc.	472	248,881
Tradeweb Markets, Inc. - Class A	305	44,652
Verisk Analytics, Inc.	222	69,153
Visa, Inc. - Class A	2,615	928,456
		3,139,087
HEALTH CARE — 5.4%
Alnylam Pharmaceuticals, Inc. (a)	257	83,805
Boston Scientific Corp. (a)	2,188	235,013
Cardinal Health, Inc.	195	32,760
Danaher Corp.	113	22,322
Dexcom, Inc. (a)	527	46,002
Eli Lilly & Co.	1,162	905,814
Gilead Sciences, Inc.	190	21,065
IDEXX Laboratories, Inc. (a)	104	55,779
Insulet Corp. (a)	167	52,468
Intuitive Surgical, Inc. (a)	541	293,985
Mettler-Toledo International, Inc. (a)	18	21,145
ResMed, Inc.	140	36,120
Stryker Corp.	424	167,747
Thermo Fisher Scientific, Inc.	52	21,084
Vertex Pharmaceuticals, Inc. (a)	364	162,053
Waters Corp. (a)	93	32,461
West Pharmaceutical Services, Inc.	106	23,193
Zoetis, Inc.	527	82,185
		2,295,001
INDUSTRIALS — 4.8%
Amphenol Corp. - Class A	1,753	173,109
Automatic Data Processing, Inc.	682	210,329
Axon Enterprise, Inc. (a)	153	126,675

The accompanying notes are an integral part of these financial statements.

1

Schedule of Investments, continued

Praxis Impact Large Cap Growth ETF

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 98.5%, continued
INDUSTRIALS — 4.8%, continued
Cintas Corp.	519	$115,669
Deere & Co.	52	26,441
Expeditors International of Washington, Inc.	258	29,476
Fastenal Co.	2,191	92,022
GE Vernova, Inc.	398	210,602
HEICO Corp.	368	120,704
Howmet Aerospace, Inc.	680	126,568
Ingersoll Rand, Inc.	252	20,961
Johnson Controls International PLC	560	59,147
Old Dominion Freight Line, Inc.	376	61,025
Paychex, Inc.	311	45,238
Quanta Services, Inc.	251	94,898
Republic Services, Inc.	98	24,168
Rockwell Automation, Inc.	93	30,892
Rollins, Inc.	466	26,292
Southwest Airlines Co.	641	20,794
Trane Technologies PLC	154	67,361
Trimble, Inc. (a)	414	31,456
United Airlines Holdings, Inc. (a)	266	21,182
Veralto Corp.	264	26,651
Vertiv Holdings Co. - Class A	712	91,428
Waste Connections, Inc.	471	87,945
Westinghouse Air Brake Technologies Corp.	157	32,868
WW Grainger, Inc.	67	69,696
		2,043,597
MATERIALS — 0.6%
Ecolab, Inc.	317	85,413
Martin Marietta Materials, Inc.	39	21,409
Sherwin-Williams Co.	276	94,767
Vulcan Materials Co.	158	41,210
		242,799
REAL ESTATE — 0.2%
CBRE Group, Inc. - Class A (a)	190	26,623
CoStar Group, Inc. (a)	567	45,587
		72,210
TECHNOLOGY — 48.9% (b)
Accenture PLC - Class A	472	141,076
Adobe, Inc. (a)	663	256,501
Advanced Micro Devices, Inc. (a)	2,303	326,796
ANSYS, Inc. (a)	164	57,600
Apple, Inc.	20,494	4,204,754
Applied Materials, Inc.	1,109	203,025
Arista Networks, Inc. (a)	1,643	168,095
Atlassian Corp. - Class A (a)	325	66,004
Autodesk, Inc. (a)	425	131,567
Broadcom, Inc.	6,451	1,778,218
Cadence Design Systems, Inc. (a)	415	127,882
Cisco Systems, Inc.	462	32,054
Cloudflare, Inc. - Class A (a)	514	100,657
CoreWeave, Inc. - Class A (a)	123	20,056
Crowdstrike Holdings, Inc. - Class A (a)	350	178,259
Datadog, Inc. - Class A (a)	503	67,568
Fortinet, Inc. (a)	1,212	128,133
Gartner, Inc. (a)	106	42,847
HubSpot, Inc. (a)	108	60,116
	SHARES	VALUE
COMMON STOCKS — 98.5%, continued
TECHNOLOGY — 48.9% (b), continued
Intuit, Inc.	411	$323,716
KLA Corp.	168	150,484
Lam Research Corp.	1,780	173,265
Marvell Technology, Inc.	1,558	120,589
Microsoft Corp.	9,963	4,955,696
MicroStrategy, Inc. - Class A (a)	429	173,415
MongoDB, Inc. (a)	214	44,938
Monolithic Power Systems, Inc.	74	54,122
NVIDIA Corp.	31,130	4,918,229
Okta, Inc. (a)	367	36,689
Palo Alto Networks, Inc. (a)	1,006	205,868
Roper Technologies, Inc.	210	119,036
Salesforce, Inc.	1,341	365,677
Seagate Technology Holdings PLC	352	50,804
ServiceNow, Inc. (a)	310	318,705
Snowflake, Inc. (a)	512	114,570
Super Micro Computer, Inc. (a)	954	46,756
Synopsys, Inc. (a)	214	109,714
Texas Instruments, Inc.	993	206,167
Tyler Technologies, Inc. (a)	73	43,277
Veeva Systems, Inc. - Class A (a)	300	86,394
Workday, Inc. - Class A (a)	316	75,840
Zscaler, Inc. (a)	204	64,044
		20,849,203

TOTAL COMMON STOCKS (COST $37,176,395)		41,999,933

REAL ESTATE INVESTMENT TRUSTS — 1.1%
American Tower Corp.	560	123,771
Equinix, Inc.	157	124,889
SBA Communications Corp.	153	35,931
Welltower, Inc.	1,029	158,188
		442,779
TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $445,760)		442,779

	PAR
CORPORATE BONDS — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Capital Impact Partners, 4.50%, 06/15/2026 (e)	$180,000	180,189
Acquisition Date: 6/17/2025
TOTAL CORPORATE BONDS (COST $180,000)		180,189

	SHARES
SHORT-TERM INVESTMENTS — 0.0%(c)
MONEY MARKET FUNDS — 0.0% (c)
First American Government Obligations Fund - Class X, 4.25% (d)	12,995	12,995
TOTAL SHORT-TERM INVESTMENTS (Cost $12,995)		12,995

TOTAL INVESTMENTS - (COST $37,815,150) — 100.0%		$42,635,896
OTHER ASSETS IN EXCESS OF OTHER ASSETS — 0.0% (c)		20,846
TOTAL NET ASSETS — 100.0%		$42,656,742

The accompanying notes are an integral part of these financial statements.

2

Schedule of Investments, continued

Praxis Impact Large Cap Growth ETF

June 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

PLC — Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Illiquid Securities.

The accompanying notes are an integral part of these financial statements.

3

Schedule of Investments

Praxis Impact Large Cap Value ETF

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.1%
COMMUNICATIONS — 5.1%
Alphabet, Inc. - Class A	243	$42,824
Alphabet, Inc. - Class C	181	32,108
AT&T, Inc.	16,535	478,523
Booking Holdings, Inc.	6	34,735
Charter Communications, Inc. - Class A (a)	128	52,328
Comcast Corp. - Class A	10,397	371,069
DoorDash, Inc. - Class A (a)	96	23,665
Electronic Arts, Inc.	469	74,899
Fox Corp. - Class B	797	41,149
Meta Platforms, Inc. - Class A	60	44,285
Netflix, Inc. (a)	37	49,548
Verizon Communications, Inc.	8,803	380,906
Walt Disney Co.	4,008	497,032
Warner Bros Discovery, Inc. (a)	4,336	49,690
		2,172,761
CONSUMER DISCRETIONARY — 5.0%
Amazon.com, Inc. (a)	240	52,654
AutoZone, Inc. (a)	11	40,834
Best Buy Co., Inc.	506	33,968
Carnival Corp. (a)	2,583	72,634
Darden Restaurants, Inc.	172	37,491
DR Horton, Inc.	554	71,422
eBay, Inc.	700	52,122
Ferguson Enterprises, Inc.	403	87,753
Ford Motor Co.	11,324	122,865
Home Depot, Inc.	2,044	749,412
Lennar Corp. - Class B	420	44,205
Lowe’s Cos., Inc.	1,280	283,993
Marriott International, Inc. - Class A	78	21,310
Masco Corp.	558	35,913
McDonald’s Corp.	182	53,175
NIKE, Inc. - Class B	2,273	161,474
PulteGroup, Inc.	200	21,092
Royal Caribbean Cruises Ltd.	242	75,780
Starbucks Corp.	355	32,529
Tesla, Inc. (a)	77	24,460
Ulta Beauty, Inc. (a)	51	23,859
		2,098,945
CONSUMER STAPLES — 10.5%
Archer-Daniels-Midland Co.	1,567	82,706
Church & Dwight Co., Inc.	297	28,545
Clorox Co.	169	20,292
Coca-Cola Co.	9,862	697,737
Colgate-Palmolive Co.	2,300	209,070
Dollar General Corp.	295	33,742
Dollar Tree, Inc. (a)	400	39,616
Estee Lauder Cos., Inc. - Class A	794	64,155
Kellanova	566	45,014
Kenvue, Inc.	4,052	84,808
Keurig Dr Pepper, Inc.	3,917	129,496
Kimberly-Clark Corp.	550	70,906
Kraft Heinz Co.	2,917	75,317
Kroger Co.	1,359	97,481
McCormick & Co., Inc.	490	37,152
Mondelez International, Inc. - Class A	3,846	259,374
	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
CONSUMER STAPLES — 10.5%, continued
Monster Beverage Corp. (a)	473	$29,629
PepsiCo, Inc.	3,318	438,109
Procter & Gamble Co.	5,857	933,137
Sysco Corp.	724	54,836
Target Corp.	816	80,498
Tyson Foods, Inc. - Class A	596	33,340
Walmart, Inc.	9,459	924,901
		4,469,861
ENERGY — 5.9%
Baker Hughes Co.	3,484	133,576
ConocoPhillips	5,989	537,453
Devon Energy Corp.	3,971	126,317
Diamondback Energy, Inc.	581	79,829
EOG Resources, Inc.	2,700	322,947
EQT Corp.	371	21,637
Kinder Morgan, Inc.	11,917	350,360
ONEOK, Inc.	1,415	115,506
Phillips 66	2,146	256,018
Schlumberger NV	5,291	178,836
Valero Energy Corp.	1,511	203,109
Williams Cos., Inc.	3,133	196,784
		2,522,372
FINANCIALS — 25.5% (b)
Aflac, Inc.	1,610	169,791
Allstate Corp.	1,065	214,395
American Express Co.	911	290,591
American International Group, Inc.	1,492	127,700
Ameriprise Financial, Inc.	121	64,581
Aon PLC - Class A	360	128,434
Arch Capital Group Ltd.	1,251	113,904
Arthur J Gallagher & Co.	888	284,267
Bank of America Corp.	14,503	686,282
Bank of New York Mellon Corp.	1,796	163,634
Blackrock, Inc.	266	279,100
Brown & Brown, Inc.	380	42,131
Capital One Financial Corp.	1,393	296,375
Charles Schwab Corp.	3,370	307,479
Chubb Ltd.	1,143	331,150
Cincinnati Financial Corp.	767	114,222
Citigroup, Inc.	4,421	376,315
Citizens Financial Group, Inc.	915	40,946
CME Group, Inc.	593	163,443
Corebridge Financial, Inc.	2,273	80,691
Corpay, Inc. (a)	64	21,236
Everest Group Ltd.	140	47,579
Fidelity National Financial, Inc.	1,152	64,581
Fidelity National Information Services, Inc.	1,140	92,807
Fifth Third Bancorp	1,370	56,348
Fiserv, Inc. (a)	482	83,102
Global Payments, Inc.	465	37,219
Goldman Sachs Group, Inc.	634	448,713
Hartford Insurance Group, Inc.	774	98,197
Huntington Bancshares, Inc.	4,993	83,683
Intercontinental Exchange, Inc.	1,138	208,789
JPMorgan Chase & Co.	5,748	1,666,403

The accompanying notes are an integral part of these financial statements.

4

Schedule of Investments, continued

Praxis Impact Large Cap Value ETF

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
FINANCIALS — 25.5% (b), continued
KeyCorp	3,611	$62,904
KKR & Co., Inc.	1,395	185,577
M&T Bank Corp.	617	119,692
Markel Group, Inc. (a)	80	159,789
Marsh & McLennan Cos., Inc.	1,491	325,992
MetLife, Inc.	1,938	155,854
Morgan Stanley	2,587	364,405
Nasdaq, Inc.	582	52,042
Northern Trust Corp.	1,001	126,917
PayPal Holdings, Inc. (a)	2,051	152,430
PNC Financial Services Group, Inc.	978	182,319
Principal Financial Group, Inc.	779	61,876
Progressive Corp.	1,732	462,201
Prudential Financial, Inc.	1,152	123,771
Raymond James Financial, Inc.	236	36,195
Regions Financial Corp.	3,380	79,498
S&P Global, Inc.	44	23,201
State Street Corp.	429	45,620
Synchrony Financial	833	55,594
T Rowe Price Group, Inc.	494	47,671
TransUnion	357	31,416
Travelers Cos., Inc.	757	202,528
Truist Financial Corp.	4,511	193,928
US Bancorp	3,948	178,647
Verisk Analytics, Inc.	67	20,870
Visa, Inc. - Class A	124	44,026
W R Berkley Corp.	1,002	73,617
Willis Towers Watson PLC	299	91,643
		10,844,311
HEALTH CARE — 15.6%
Abbott Laboratories	3,898	530,167
AbbVie, Inc.	3,821	709,254
Agilent Technologies, Inc.	304	35,875
Amgen, Inc.	1,178	328,909
Baxter International, Inc.	1,003	30,371
Becton Dickinson & Co.	667	114,891
Biogen, Inc. (a)	472	59,278
Boston Scientific Corp. (a)	1,219	130,933
Bristol-Myers Squibb Co.	4,609	213,351
Cardinal Health, Inc.	700	117,600
Cencora, Inc.	373	111,844
Centene Corp. (a)	1,839	99,821
CVS Health Corp.	2,999	206,871
Danaher Corp.	1,763	348,263
Edwards Lifesciences Corp. (a)	1,715	134,130
Elevance Health, Inc.	606	235,710
Eli Lilly & Co.	61	47,551
GE HealthCare Technologies, Inc.	1,034	76,588
Gilead Sciences, Inc.	2,827	313,429
Humana, Inc.	312	76,278
Intuitive Surgical, Inc. (a)	62	33,691
IQVIA Holdings, Inc. (a)	183	28,839
Johnson & Johnson	5,483	837,528
Labcorp Holdings, Inc.	355	93,191
McKesson Corp.	292	213,972
Medtronic PLC	3,251	283,390
	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
HEALTH CARE — 15.6%, continued
Merck & Co., Inc.	5,860	$463,878
Molina Healthcare, Inc. (a)	120	35,748
Quest Diagnostics, Inc.	532	95,563
Regeneron Pharmaceuticals, Inc.	239	125,475
STERIS PLC	153	36,754
Thermo Fisher Scientific, Inc.	922	373,834
Vertex Pharmaceuticals, Inc. (a)	68	30,274
Zimmer Biomet Holdings, Inc.	372	33,930
		6,607,181
INDUSTRIALS — 11.5%
AMETEK, Inc.	604	109,300
Axon Enterprise, Inc. (a)	59	48,848
Carrier Global Corp.	2,261	165,483
CSX Corp.	2,983	97,335
Deere & Co.	709	360,519
Delta Air Lines, Inc.	2,216	108,983
Dover Corp.	424	77,690
Emerson Electric Co.	1,533	204,395
FedEx Corp.	421	95,697
HEICO Corp.	499	163,672
Hubbell, Inc.	53	21,646
Illinois Tool Works, Inc.	1,584	391,644
Ingersoll Rand, Inc.	2,139	177,922
Johnson Controls International PLC	1,979	209,022
Keysight Technologies, Inc. (a)	241	39,490
Norfolk Southern Corp.	478	122,354
Otis Worldwide Corp.	981	97,139
PACCAR, Inc.	1,280	121,677
Republic Services, Inc.	894	220,469
Rockwell Automation, Inc.	620	205,945
Southwest Airlines Co.	3,334	108,155
TE Connectivity PLC	1,077	181,658
Trane Technologies PLC	711	310,998
Union Pacific Corp.	1,213	279,087
United Airlines Holdings, Inc. (a)	1,032	82,178
United Parcel Service, Inc. - Class B	1,696	171,194
United Rentals, Inc.	122	91,915
Veralto Corp.	214	21,603
Vertiv Holdings Co. - Class A	177	22,729
Waste Connections, Inc.	545	101,762
Waste Management, Inc.	1,074	245,753
Westinghouse Air Brake Technologies Corp.	242	50,663
WW Grainger, Inc.	17	17,684
Xylem, Inc.	1,311	169,591
		4,894,200
MATERIALS — 3.9%
Air Products and Chemicals, Inc.	440	124,106
Ball Corp.	821	46,050
CRH PLC	1,597	146,605
Dow, Inc.	2,824	74,780
DuPont de Nemours, Inc.	844	57,890
International Flavors & Fragrances, Inc.	558	41,041
International Paper Co.	2,021	94,643
Linde PLC	1,038	487,009
LyondellBasell Industries NV - Class A	4,237	245,153

The accompanying notes are an integral part of these financial statements.

5

Schedule of Investments, continued

Praxis Impact Large Cap Value ETF

June 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
MATERIALS — 3.9%, continued
Martin Marietta Materials, Inc.	62	$34,036
Newmont Corp.	3,007	175,188
Nucor Corp.	425	55,054
Packaging Corp. of America	261	49,185
Sherwin-Williams Co.	64	21,975
		1,652,715
REAL ESTATE — 0.2%
CBRE Group, Inc. - Class A (a)	718	100,606

TECHNOLOGY — 9.0%
Accenture PLC - Class A	791	236,422
Adobe, Inc. (a)	54	20,891
Advanced Micro Devices, Inc. (a)	162	22,988
Apple, Inc.	544	111,612
Applied Materials, Inc.	117	21,419
Arista Networks, Inc. (a)	360	36,832
Broadcom, Inc.	175	48,239
Cisco Systems, Inc.	8,175	567,181
Cognizant Technology Solutions Corp. - Class A	723	56,416
Corning, Inc.	1,517	79,779
Dell Technologies, Inc. - Class C	701	85,943
Garmin Ltd.	186	38,822
Hewlett Packard Enterprise Co.	3,614	73,906
HP, Inc.	3,043	74,432
Intel Corp.	9,203	206,147
Marvell Technology, Inc.	295	22,833
Microchip Technology, Inc.	1,199	84,374
Micron Technology, Inc.	2,169	267,329
Microsoft Corp.	386	192,000
NVIDIA Corp.	297	46,923
ON Semiconductor Corp. (a)	672	35,220
Oracle Corp.	2,777	607,135
QUALCOMM, Inc.	2,177	346,709
Roper Technologies, Inc.	407	230,704
Salesforce, Inc.	77	20,997
Seagate Technology Holdings PLC	260	37,526
ServiceNow, Inc. (a)	23	23,646
Texas Instruments, Inc.	372	77,235
Veeva Systems, Inc. - Class A (a)	121	34,846
Western Digital Corp.	686	43,897
Zebra Technologies Corp. - Class A (a)	69	21,277
Zoom Communications, Inc. (a)	426	33,219
		3,806,899
UTILITIES — 4.9%
American Electric Power Co., Inc.	1,073	111,334
American Water Works Co., Inc.	835	116,157
CenterPoint Energy, Inc.	1,086	39,900
Consolidated Edison, Inc.	602	60,411
Dominion Energy, Inc.	1,805	102,019
DTE Energy Co.	424	56,163
Duke Energy Corp.	2,170	256,060
Edison International	1,074	55,418
Entergy Corp.	1,082	89,936
Eversource Energy	921	58,594
Exelon Corp.	3,005	130,477
FirstEnergy Corp.	1,025	41,266
	SHARES	VALUE
COMMON STOCKS — 97.1%, continued
UTILITIES — 4.9%, continued
NextEra Energy, Inc.	4,206	$291,981
PPL Corp.	1,979	67,068
Sempra	2,048	155,177
Southern Co.	3,001	275,582
Vistra Corp.	662	128,302
WEC Energy Group, Inc.	302	31,468
Xcel Energy, Inc.	318	21,656
		2,088,969

TOTAL COMMON STOCKS (COST $38,671,537)		41,258,820

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Alexandria Real Estate Equities, Inc.	364	26,437
Digital Realty Trust, Inc.	657	114,535
Equity Residential	498	33,610
Extra Space Storage, Inc.	365	53,816
Iron Mountain, Inc.	889	91,185
Prologis, Inc.	2,103	221,067
Public Storage	306	89,786
Realty Income Corp.	1,422	81,921
Simon Property Group, Inc.	547	87,936
Ventas, Inc.	906	57,214
Welltower, Inc.	224	34,436
Weyerhaeuser Co.	2,362	60,680
		952,623
TOTAL REAL ESTATE INVESTMENT TRUSTS
(COST $928,536)		952,623

	PAR
CORPORATE BONDS — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Capital Impact Partners, 4.50%, 06/15/2026 (d)	$180,000	180,189
Acquisition Date: 6/17/2025
TOTAL CORPORATE BONDS (COST $180,000)		180,189

	SHARES
SHORT-TERM INVESTMENTS — 0.1%
MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 4.25% (c)	31,464	31,464
TOTAL SHORT-TERM INVESTMENTS (COST $31,464)		31,464

TOTAL INVESTMENTS - (COST $39,811,537) — 99.9%		$42,423,096
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		59,191
TOTAL NET ASSETS — 100.0%		$42,482,287

Percentages are stated as a percent of net assets.

PLC — Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Illiquid securities.

The accompanying notes are an integral part of these financial statements.

6

Statements of Assets and Liabilities

June 30, 2025 (Unaudited)

	Praxis Impact Large Cap Growth ETF	Praxis Impact Large Cap Value ETF
Assets:
Investments, at value	$42,635,896	$42,423,096
Receivable for fund shares sold	3,281,290	2,832,150
Dividends receivable	4,584	38,391
Interest receivable	382	650
Dividend tax reclaims receivable	116	829
Cash	—	63
Total Assets	45,922,268	45,295,179

Liabilities:
Payable for investments purchased	3,254,761	2,801,728
Payable to adviser	10,765	11,164
Total Liabilities	3,265,526	2,812,892

Net Assets	$42,656,742	$42,482,287

Net Assets Consists of:
Paid-in capital	$37,710,380	$39,703,778
Total distributable earnings	4,946,362	2,778,509
Total Net Assets	$42,656,742	$42,482,287

Net Assets	$42,656,742	$42,482,287
Shares issued and outstanding(a)	1,300,000	1,500,000
Net asset value per share	$32.81	$28.32

Cost:
Investments, at cost	$37,815,150	$39,811,537

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

7

Statements of Operations

For the Period Ended June 30, 2025 (Unaudited)

	Praxis Impact Large Cap Growth ETF(a)	Praxis Impact Large Cap Value ETF(a)
Investment Income:
Dividend income	$38,616	$153,665
Interest income	292	293
Less: Dividend withholding taxes	(18)	(22)
Less: Issuance fees	—	(5)
Total Investment Income	38,890	153,931

Expenses:
Investment advisory fee	20,795	21,893
Total Expenses	20,795	21,893

Net Investment Income	18,095	132,038

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	127,777	157,304
Net realized gain (loss)	127,777	157,304
Net change in unrealized appreciation (depreciation) on:
Investments	4,820,746	2,611,559
Net change in unrealized appreciation (depreciation)	4,820,746	2,611,559
Net Realized and Unrealized Gain (Loss)	4,948,523	2,768,863
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,966,618	$2,900,901

(a)	Inception date of the Fund was April 7, 2025.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	Praxis Impact Large Cap Growth ETF	Praxis Impact Large Cap Value ETF
	Period Ended June 30, 2025(a) (Unaudited)	Period Ended June 30, 2025(a) (Unaudited)
Operations:
Net investment income (loss)	$18,095	$132,038
Net realized gain (loss)	127,777	157,304
Net change in unrealized appreciation (depreciation)	4,820,746	2,611,559
Net Increase (Decrease) in Net Assets from Operations	4,966,618	2,900,901

Distributions to Shareholders:
From earnings	(20,256)	(122,392)
Total Distributions to Shareholders	(20,256)	(122,392)

Capital Transactions:
Shares sold	38,496,328	41,083,223
Shares redeemed	(785,948)	(1,379,445)
Net increase (decrease) in net assets from capital transactions	37,710,380	39,703,778
Net Increase (Decrease) In Net Assets	42,656,742	42,482,287

Net Assets:
Beginning of the period	—	—
End of the period	$42,656,742	$42,482,287

Shares Transactions
Shares sold	1,325,000	1,550,000
Shares redeemed	(25,000)	(50,000)
Total Increase (decrease) in Shares Outstanding	1,300,000	1,500,000

(a)	Inception date of the Fund was April 7, 2025.

The accompanying notes are an integral part of these financial statements.

9

Financial Highlights

Praxis Impact Large Cap Growth ETF

Period Ended June 30, 2025(a) (Unaudited)
Per Share Data:
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income(b)	0.02
Net realized and unrealized gain (loss) on investments	7.81
Total from investment operations	7.83
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$32.81
Total return(c)	30.59%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$42,657
Ratio of expenses to average net assets(d)	0.36%
Ratio of net investment income (loss) to average net assets(d)	0.31%
Portfolio turnover rate(c)(e)	4%

(a)	Inception date of the Fund was April 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

10

Financial Highlights, continued

Praxis Impact Large Cap Value ETF

Period Ended June 30, 2025(a) (Unaudited)
Per Share Data:
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income(b)	0.14
Net realized and unrealized gain (loss) on investments	3.27
Total from investment operations	3.41
Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$28.32
Total return(c)	15.06%
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$42,482
Ratio of expenses to average net assets(d)	0.36%
Ratio of net investment income (loss) to average net assets(d)	2.17%
Portfolio turnover rate(c)(e)	6%

(a)	Inception date of the Fund was April 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

11

Notes to the Financial Statements	June 30, 2025

Note 1 – Organization

The Praxis Funds (the “Trust”) was organized as a Delaware statutory trust on September 27, 1993,and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Included in this Report are the two operational exchange-traded funds (“ETFs”): Praxis Impact Large Cap Growth ETF (“PRXG”) and Praxis Impact Large Cap Value ETF (“PRXV”) (collectively, the “Funds” or individually, a “Fund”). The Funds are each non-diversified management investment companies under the 1940 Act. The investment objective of PRXG and PRXV is to seek capital appreciation.

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

The Fund have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Trust. Each Fund and Portfolio operates as a single operating segment. Each Fund’s and Portfolio’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund and Portfolio, using the information presented in the financial statements and financial highlights.

Note 2 – Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net change in net assets from operations for the reporting year. Actual results could differ from those estimates.

New Accounting Pronouncement:

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Securities Valuation:

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values (“NAVs”) as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Praxis Investment Management, Inc. (the “Adviser”), investment adviser to the Funds, as the Valuation Designee (the “Designee”) with responsibility for reviewing the methods used by the pricing service and the valuations so established under general supervision of the Board. The Adviser carries out its designated activities through the Adviser’s Pricing Committee. Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by the Designee and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value.

In certain circumstances, the Praxis Investment Management, Inc. Valuation Procedures for the Praxis Funds (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Designee. In valuing restricted securities under the Valuation Procedures, the Designee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Designee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

12

Notes to the Financial Statements, continued	June 30, 2025

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2025:

Praxis Impact Large Cap Growth ETF

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$41,999,933	$—	$—	$41,999,933
Real Estate Investment Trusts	442,779	—	—	442,779
Corporate Bonds	—	180,189	—	180,189
Short-term Investments	12,995	—	—	12,995
Total Investments	$42,455,707	$180,189	$—	$42,635,896

Praxis Impact Large Cap Value ETF

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$41,258,820	$—	$—	$41,258,820
Real Estate Investment Trusts.	952,623	—	—	952,623
Corporate Bonds.	—	180,189	—	180,189
Short-term Investments	31,464	—	—	31,464
Total Investments	$42,242,907	$180,189	$—	$42,423,096

Refer to the Schedule of Investments for further disaggregation of investment categories.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s NAV no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

13

Notes to the Financial Statements, continued	June 30, 2025

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid quarterly for the Funds.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution. The Funds may incur charges on cash overdrafts.

Federal Income Taxes:

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations.

During the six months ended June 30, 2025, the Funds did not incur any interest or penalties.

Note 3 – Related Party Transaction

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser”) acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Management Agreement”), the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance.

The Management Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.

Pursuant to the Investment Advisory Agreement, PRXG and PRXV paid the Adviser a monthly unitary management fee at an annual rate of 0.36%, based on each Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of each Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.

For the period ended June 30, 2025, the table below represents the amount each Fund incurred in management fees:

Management Fees
PRXG	$20,795
PRXV	$21,893

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly- owned subsidiary of U.S. Bancorp, serves as the Funds’ sub-administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended June 30, 2025, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.

14

Notes to the Financial Statements, continued	June 30, 2025

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor.

The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement,

Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the U.S Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Note 4 – Purchases and Sales of Securities

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended June 30, 2025, were as follows:

	Purchases	Sales
PRXG	$1,094,313	$1,266,196
PRXV	1,847,487	2,046,387

The costs of purchases and sales of in-kind transactions, during the period ended June 30, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
PRXG	$38,429,503	$762,986
PRXV	40,968,075	$1,325,687

Note 5 – Federal Income Tax Information

As of December 31, 2024 the Funds had not commenced operations. Tax information will be presented within the Funds’ first annual report as of December 31, 2025.

Note 6 – Share Transactions

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

15

Notes to the Financial Statements, continued	June 30, 2025

For the period ended June 30, 2025, no variable rate transaction fees have been assessed for each Fund.

Note 7 – Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Praxis Investment Management, Inc., the adviser to the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF. has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, Vident Advisory, LLC (d/b/a Vident Asset Management), the sub-adviser to the Praxis Impact Large Cap Growth ETF and Praxis Impact Large Cap Value ETF, has no voting power of the shares outstanding of the Funds.

Note 8 – Principal Risks

All ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.

Note 9 – Guarantees and Indemnification

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Note 10 – Subsequent Events

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to June 30, 2025, that materially impacted the amounts or disclosures in the Fund’s financial statements.

16

Other Non-Audited Information (unaudited)	June 30, 2025

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.praxisinvests.com

Proxy Voting Policies and Procedures

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.praxisinvests.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

17

Additional Information (unaudited)	June 30, 2025

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Renumeration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

18

Additional Information, continued (unaudited)	June 30, 2025

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS

At in-person meetings on November 14-15, 2024, and February 21-22, 2025, the Funds’ Board of Trustees, which consists of a majority of Independent Trustees, unanimously approved the initial advisory and sub-advisory agreements for each Fund. Additional information about each agreement is provided in the Funds’ statement of additional information. The Board considered information furnished at and in advance of those meetings. The Board reviewed and evaluated the information and considered factors they determined, in the exercise of their business judgment and with the advice of independent legal counsel, to be relevant and appropriate. The Board considered the proposed approvals for each Fund separately. The Board’s determinations were not based on any single factor, and individual Trustees may have weighed certain factors differently.

In approving the initial term of the Investment Advisory Agreement between each Fund and Praxis Investment Management, Inc. (the “Adviser”), the Board gave weight to the following factors, among others.

●	The Board evaluated the nature, quality, and extent of services the Adviser is expected to provide to each Fund and concluded it was satisfied with the nature, quality, and extent of those services.

●	The Board noted that neither Fund had commenced investment operations and considered the historical investment performance of substantially similar strategies implemented by the Adviser.

●	The Board evaluated the proposed unitary fee for each Fund, including the portion that would be retained by the Adviser, the estimated profitability to the Adviser and any indirect or fallout benefits to the Adviser or its affiliates, and concluded that the proposed unitary fee and the portion to be retained by the Adviser was reasonable in relation to the services to be provided.

In approving the initial term of the Sub-Investment Advisory Agreement between the Adviser and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Sub-Adviser”), the Board gave weight to the following factors, among others.

●	The Board evaluated the nature, quality, and extent of services the Sub-Adviser is expected to provide to the Adviser, for the benefit of each Fund, and concluded it was satisfied with the nature, quality, and extent of those services.

●	The Board considered various metrics regarding the Sub-Adviser’s historical performance providing similar services to other clients.

●	The Board evaluated the proposed sub-advisory fee and concluded that the fee for each Fund was reasonable in relation to the services to be provided. The Board evaluated the nature, quality, and extent of services the Adviser is expected to provide to each Fund and concluded it was satisfied with the nature, quality and extent of those services.

19

Praxis Funds

c/o U.S. Bank Global Fund Services

PO Box 219286

Kansas City, MO 64121-9286

2250936

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Praxis Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	September 16, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Chad Horning
Chad Horning
Principal Executive Officer

Date	September 16, 2025

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Principal Financial Officer

Date	September 16, 2025

*	Print the name and title of each signing officer under his or her signature.